As filed with the SEC on November 24, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08272
Transamerica Partners Portfolios

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida	33716

(Address of Principal Executive Offices)	(Zip Code)
Dennis P. Gallagher, Esq.
P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Date of fiscal year end: December 31
Date of reporting period: July 1, 2010 — September 30, 2010
Item 1. Schedule of Investments.
The unaudited Schedules of Investment of Registrant as of September 30, 2010 are attached.

Transamerica Partners Portfolios
Quarterly Schedules of Investments
September 30, 2010
Money Market Fund
Transamerica Partners Money Market Portfolio
Bond Funds
Transamerica Partners High Quality Bond Portfolio
Transamerica Partners Inflation-Protected Securities Portfolio
Transamerica Partners Core Bond Portfolio
Transamerica Partners High Yield Bond Portfolio
Balanced Fund
Transamerica Partners Balanced Portfolio
Stock Funds
Transamerica Partners Large Value Portfolio
Transamerica Partners Large Core Portfolio
Transamerica Partners Large Growth Portfolio
Transamerica Partners Mid Value Portfolio
Transamerica Partners Mid Growth Portfolio
Transamerica Partners Small Value Portfolio
Transamerica Partners Small Core Portfolio
Transamerica Partners Small Growth Portfolio
Transamerica Partners International Equity Portfolio

Transamerica Partners Money Market Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER - 27.4%
Commercial Banks - 16.2%
Banco Bilbao Vizcaya Argentaria SA/London
0.69%, 10/25/2010	$17,500	$17,492
Commonwealth Bank of Australia
0.27%, 11/29/2010 - 144A	35,150	35,134
European Investment Bank
0.16%, 10/05/2010	27,100	27,100
HSBC USA, Inc.
0.20%, 10/06/2010	13,550	13,550
0.30%, 12/09/2010	10,500	10,494
Royal Bank of Scotland PLC
0.35%, 10/22/2010	28,400	28,394
Westpac Banking Corp.
0.55%, 10/06/2010 *	13,400	13,400
Diversified Financial Services - 9.1%
Eksportfinans ASA
0.24%, 10/08/2010 - 144A	29,250	29,249
Nordea North America, Inc.
0.33%, 01/06/2011	27,800	27,775
0.58%, 11/18/2010	9,500	9,493
Procter & Gamble International Funding SCA
0.20%, 11/01/2010 - 144A	21,700	21,696
Societe Generale North America, Inc.
0.50%, 02/01/2011	18,700	18,668
0.63%, 10/04/2010	21,050	21,049
Food & Staples Retailing - 2.1%
Wal-Mart Stores, Inc.
0.20%, 10/05/2010 - 144A	22,700	22,699

Total Commercial Paper (cost $296,193)		296,193

CERTIFICATES OF DEPOSIT - 36.5%
Capital Markets - 5.0%
Deutsche Bank AG
0.46%, 01/10/2011 *	35,000	35,000
UBS AG
0.21%, 10/20/2010 *	18,950	18,950
Commercial Banks - 31.5%
Abbey National Treasury Services PLC
0.34%, 02/25/2011 *	38,100	38,101
Bank of Montreal
0.23%, 10/15/2010 *	15,000	15,000
Bank of Nova Scotia
0.26%, 12/17/2010 *	18,000	18,000
Barclays Bank PLC
0.49%, 11/03/2010 *	22,350	22,350
0.51%, 11/19/2010 *	18,050	18,050
BNP Paribas
0.58%, 10/14/2010	22,150	22,151
Credit Agricole SA
0.41%, 11/01/2010 *	33,400	33,400
National Australia Bank, Ltd.
0.32%, 06/10/2011 *	18,200	18,200
Rabobank Nederland NV
0.29%, 01/13/2011	20,050	20,050
0.55%, 02/01/2011	23,700	23,705
Royal Bank of Canada
0.26%, 02/24/2011 *	13,400	13,400
0.28%, 08/26/2011 *	23,350	23,350
Svenska Handelsbanken AB
0.27%, 11/15/2010 *	22,750	22,750
Toronto-Dominion Holdings USA, Inc.
0.54%, 11/19/2010 *	25,250	25,250
Westpac Banking Corp.
0.52%, 05/13/2011 *	26,950	26,950

Total Certificates of Deposit (cost $394,657)		394,657

CORPORATE DEBT SECURITIES - 6.1%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.
0.80%, 12/03/2010 *	21,500	21,521
Commercial Banks - 3.1%
Australia & New Zealand Banking Group, Ltd.
0.66%, 04/26/2011 - 144A *	11,350	11,365
International Bank for Reconstruction & Development
0.31%, 07/13/2011 *	14,550	14,550
National Australia Bank, Ltd.
0.37%, 07/07/2011 - 144A *	7,900	7,907
Diversified Financial Services - 1.0%
Bank of America NA
1.70%, 12/23/2010	11,050	11,087

Total Corporate Debt Securities (cost $66,430)		66,430

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.6%
Fannie Mae
0.07%, 10/06/2010	19,750	19,749
0.14%, 11/09/2010	18,750	18,747
0.26%, 01/05/2011	18,900	18,886
Freddie Mac
0.15%, 11/03/2010	23,500	23,496
0.18%, 12/06/2010	11,850	11,845

Total Short-Term U.S. Government Obligations (cost $92,723)		92,723

U.S. GOVERNMENT AGENCY OBLIGATION - 1.4%
Freddie Mac
0.35%, 04/01/2011 *	15,000	15,019
Total U.S. Government Agency Obligation (cost $15,019)
U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Note
0.88%, 02/28/2011 - 04/30/2011	51,200	51,353
Total U.S. Government Obligations (cost $51,353)
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Money Market Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS - 15.3%
Deutsche Bank AG
0.02% ▲, dated 09/30/2010, to be repurchased at $21,300 on 10/01/2010 Collateralized by a Short-Term U.S. Government Obligation, Zero Coupon, due 01/18/2011 and with a value of $21,727	$21,300	$21,300
Barclays Bank PLC
0.02% ▲, dated 09/30/2010, to be repurchased at $27,400 on 10/01/2010 Collateralized by a U.S. Government Obligation, 0.88%, due 01/31/2011 and with a value of $27,907	27,400	27,400
HSBC USA, Inc.
0.03% ▲, dated 09/30/2010, to be repurchased at $29,090 on 10/01/2010 Collateralized by a Short-Term U.S. Government Obligation, Zero Coupon, due 10/27/2010 and with a value of $29,673	29,090	29,090
JPMorgan Chase Funding, Inc.
0.02% ▲, dated 09/30/2010, to be repurchased at $37,900 on 10/01/2010 Collateralized by a Short-Term U.S Government Obligation, Zero Coupon, due 11/26/2010 and with a value of $38,661	37,900	37,900
Goldman Sachs & Co.
0.02% ▲, dated 09/30/2010, to be repurchased at $49,400 on 10/01/2010. Collateralized by U.S. Government Obligations, 1.25% - 4.63%, due 08/22/2015 - 07/15/2015 and a Short-Term U.S. Government Obligation, Zero Coupon, due 03/25/2011, and with a total value of $50,029	49,400	49,400
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $1 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $5	1	1

Total Repurchase Agreements (cost $165,091)		165,091

Total Investment Securities (cost $1,081,466) #		1,081,466
Other Assets and Liabilities — Net		181

Net Assets		$1,081,647

NOTES TO SCHEDULE OF INVESTMENTS:
*	Floating or variable rate note. Rate is listed as of 09/30/2010.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $1,081,466.
DEFINITION:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $128,050, or 11.84%, of the fund’s net assets.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Money Market Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$394,657	$—	$394,657
Commercial Papers	—	296,193	—	296,193
Corporate Debt Securities	—	66,430	—	66,430
Repurchase Agreements	—	165,091	—	165,091
Short-Term U.S. Government Obligations	—	92,723	—	92,723
U.S. Government Agency Obligations	—	15,019	—	15,019
U.S. Government Obligations	—	51,353	—	51,353
Total	$—	$1,081,466	$—	$1,081,466
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Note
0.38%, 08/31/2012	$21,500	$21,484
0.63%, 07/31/2012	3,000	3,013

Total U.S. Government Obligations (cost $24,474)		24,497

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.5%
Fannie Mae
4.00%, 10/25/2016 - 07/25/2033	1,971	2,006
4.50%, 09/01/2013	1,139	1,172
5.00%, 04/01/2014	166	176
5.50%, 12/01/2022	1,029	1,108
6.00%, 05/01/2013 - 09/01/2014	439	475
Freddie Mac
2.87%, 12/15/2016	1,260	1,276
3.38%, 03/15/2018	2,592	2,685
4.00%, 09/15/2016 - 09/15/2017	3,478	3,560
5.50%, 03/01/2011 - 04/01/2017	629	668
6.00%, 10/15/2021	2,079	2,172
6.50%, 02/01/2013 - 04/01/2013	81	84
Ginnie Mae
5.75%, 12/15/2022	882	958

Total U.S. Government Agency Obligations (cost $15,594)		16,340

FOREIGN GOVERNMENT OBLIGATION - 0.8%
Province of Manitoba Canada
2.13%, 04/22/2013	3,650	3,777
Total Foreign Government Obligation (cost $3,659)
MORTGAGE-BACKED SECURITIES - 21.8%
Bear Stearns Asset Backed Securities Trust
Series 2003-AC3, Class A1
4.00%, 07/25/2033 *	513	480
Bear Stearns Commercial Mortgage Securities
Series 2002-PBW1, Class A1
3.97%, 11/11/2035 *	165	167
Series 2007-PW15, Class A2
5.21%, 02/11/2044	1,700	1,749
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A1
5.27%, 10/15/2049	1,192	1,205
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A2
4.63%, 05/10/2043	1,980	2,011
Series 2006-C8, Class A3
5.31%, 12/10/2013	5,690	5,954
Community Program Loan Trust
Series 1987-A, Class A4
4.50%, 10/01/2018	798	802
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A2
4.18%, 11/15/2037	1,674	1,672
Crusade Global Trust
Series 2004-2, Class A1
0.38%, 11/19/2037 *	520	506
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A2
5.17%, 08/15/2048	4,317	4,535
GE Capital Commercial Mortgage Corp.
Series 2001-3, Class A1
5.56%, 06/10/2038	110	111
Series 2005-C1, Class A2
4.35%, 06/10/2048	3,322	3,366
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.31%, 08/10/2042	1,423	1,450
Series 2006-GG7, Class A2
6.03%, 07/10/2038 *	2,940	2,995
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A4
4.96%, 08/10/2038	4,400	4,605
Series 2006-GG6, Class A2
5.51%, 03/10/2011 *	895	905
Series 2006-GG6, Class AAB
5.59%, 09/10/2015 *	4,250	4,587
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	4,700	5,117
Series 2007-GG10, Class A1
5.69%, 08/10/2045	1,360	1,401
GS Mortgage Securities Trust
Series 2007-GG10, Class AAB
6.00%, 08/10/2045 *	5,010	5,389
Interstar Millennium Trust
Series 2003-3G, Class A2
0.79%, 09/27/2035 *	213	199
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2002-C2, Class A1
4.33%, 12/12/2034	208	212
Series 2006-LDP7, Class A2
6.05%, 04/15/2045 *	4,388	4,465
JPMorgan Mortgage Trust
Series 2006-S2, Class 1A17
6.00%, 07/25/2036	2,681	2,478
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027 *	4,550	4,593
Series 2004-C8, Class A3
4.44%, 12/15/2029	5,000	5,095
Series 2005-C7, Class A2
5.10%, 11/15/2030	928	930
Series 2006-C4, Class AAB
6.05%, 06/15/2032 *	4,000	4,420
Series 2006-C7, Class A2
5.30%, 11/15/2011	2,607	2,686
Series 2007-C2, Class A2
5.30%, 02/15/2040	4,450	4,624
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.81%, 09/12/2042	2,270	2,268
Series 2006-C1, Class A2
5.79%, 05/12/2039 *	675	719
Morgan Stanley Dean Witter Capital I
Series 2001-IQA, Class B
6.09%, 12/18/2032	2,000	2,013
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A1
2.99%, 06/15/2035	$1,751	$1,755
Series 2003-C9, Class A3
4.61%, 12/15/2035	4,610	4,793
Series 2007-C30, Class A3
5.25%, 12/15/2043	4,700	4,774
Series 2007-C30, Class APB
5.29%, 12/15/2043	5,000	5,140
Wells Fargo Mortgage Backed Securities Trust
Series 2005-9, Class 1A1
4.75%, 10/25/2035	1,156	1,172

Total Mortgage-Backed Securities (cost $99,734)		101,343

ASSET-BACKED SECURITIES - 32.5%
American Express Co.
Series 2006-2, Class C
5.65%, 01/15/2014 - 144A	2,300	2,363
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class B
9.79%, 04/15/2014	1,000	1,157
Bay View Auto Trust
Series 2005-LJ1, Class A4
4.09%, 05/25/2012	577	588
BMW Vehicle Lease Trust
Series 2009-1, Class A3
2.91%, 03/15/2012	2,555	2,579
Series 2010-A, Class A4
2.10%, 10/25/2016	4,000	4,119
Cabela’s Master Credit Card Trust
Series 2006-3A, Class A1
5.26%, 10/15/2014 - 144A	3,000	3,124
Capital One Multi-Asset Execution Trust
Series 2006-10, Class A
5.15%, 06/16/2014	3,000	3,120
Series 2009-A2, Class A2
3.20%, 04/15/2014	1,500	1,528
Capital One Prime Auto Receivables Trust
Series 2007-1, Class B
5.76%, 12/15/2013	3,000	3,076
CarMax Auto Owner Trust
Series 2010-2, Class A3
1.41%, 02/16/2015	4,750	4,799
CenterPoint Energy Transition Bond Co., LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	2,624	2,695
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A6
4.43%, 10/25/2014 *	2,095	2,121
CIT Equipment Collateral
Series 2009-VT1, Class A3
3.07%, 12/15/2011 - 144A	2,125	2,152
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.25%, 12/23/2014	3,000	3,087
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.33%, 05/16/2016 - 144A *	2,850	2,882
CNH Equipment Trust
Series 2007-A, Class B
5.09%, 06/16/2014	2,000	2,016
Series 2009-B, Class A4
5.17%, 10/15/2014	3,100	3,279
Series 2009-C, Class A4
3.00%, 08/17/2015	3,000	3,142
Series 2009-C, Class B
4.98%, 04/15/2016	500	521
Series 2010-A, Class B
4.04%, 09/15/2016	2,175	2,264
Series 2010-B, Class A4
1.74%, 01/17/2017	4,400	4,435
Discover Card Master Trust
Series 2008-A3, Class A3
5.10%, 10/15/2013	4,000	4,101
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
1.00%, 02/01/2016	2,140	2,200
Ford Credit Auto Owner Trust
Series 2006-C, Class D
6.89%, 05/15/2013 - 144A	2,000	2,079
Series 2007-A, Class B
5.60%, 10/15/2012	1,000	1,053
Series 2009-E, Class A4
1.00%, 11/15/2014	2,480	2,561
Series 2010-A, Class A3
1.32%, 06/15/2014	2,630	2,657
Series 2010-B, Class A4
1.58%, 09/15/2015	2,725	2,761
Series 2010-B, Class B
2.54%, 02/15/2016	5,500	5,604
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1
1.50%, 09/15/2015 Ə	2,000	2,000
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	2,500	2,622
Series 2010-3, Class A
2.21%, 06/15/2016	3,000	3,074
GE Equipment Midticket LLC
Series 2009-1, Class A4
3.13%, 11/16/2020	4,750	4,920
Goal Capital Funding Trust
Series 2006-1, Class A1
0.25%, 08/25/2020 *	166	165
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3
2.79%, 01/16/2012	1,250	1,269
Series 2009-2, Class A4
4.43%, 08/15/2012	2,650	2,819
Series 2010-1, Class A3
1.25%, 11/21/2012	2,400	2,420
Huntington Auto Trust
Series 2008-1A, Class A3A
4.81%, 04/16/2012 - 144A	2,016	2,034
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust
Series 2006-B, Class B
5.19%, 05/15/2013	$993	$1,002
Series 2008-A, Class A3
4.93%, 12/17/2012	2,589	2,655
Series 2010-B, Class A4
1.63%, 03/15/2017	2,000	2,011
Massachusetts RRB Special Purpose Trust
Series 2005-1, Class A4
4.40%, 03/15/2015	1,582	1,688
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	1,745	1,767
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 - 144A	5,385	5,632
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.07%, 01/15/2015	1,250	1,263
Popular ABS Mortgage Pass-Through Trust
Series 2005-3, Class AF3
4.44%, 07/25/2035 *	638	640
Railcar Leasing LLC
Series 1, Class A2
7.13%, 01/15/2013 - 144A Ә	6,486	6,899
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3
1.27%, 12/16/2013	4,000	4,033
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 06/17/2013	1,005	1,041
Series 2010-1, Class A3
1.30%, 06/16/2014	3,200	3,223
Volkswagen Auto Lease Trust
Series 2009-A, Class A3
3.41%, 04/16/2012	3,750	3,810
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A4
2.14%, 08/22/2016	1,870	1,922
World Financial Network Credit Card
Master Trust
Series 2010-A, Class A
3.96%, 04/15/2019	4,750	4,930
World Omni Auto Receivables Trust
Series 2006-B, Class A4
5.12%, 06/15/2012	1,324	1,331
Series 2006-BA, Class B
5.26%, 03/17/2014 - 144A	2,250	2,261
Series 2007-AA, Class B
5.31%, 12/15/2014 - 144A	3,500	3,577
Series 2010-A, Class A4
2.21%, 09/15/2013	2,200	2,261

Total Asset-Backed Securities (cost $149,456)		151,332

CORPORATE DEBT SECURITIES - 34.4%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
3.88%, 04/01/2014	950	1,037
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 03/26/2013 ^	3,875	3,976
Bottling Group LLC
6.95%, 03/15/2014 ^	4,210	4,991
Capital Markets - 5.0%
Credit Suisse
5.50%, 05/01/2014 ^	4,230	4,738
Deutsche Bank AG
2.38%, 01/11/2013 ^	4,840	4,951
Goldman Sachs Group, Inc.
0.60%, 02/06/2012 * ^	4,330	4,303
6.60%, 01/15/2012 ^	2,800	2,984
Morgan Stanley
6.00%, 05/13/2014 ^	6,100	6,697
Chemicals - 0.4%
Airgas, Inc.
4.50%, 09/15/2014 ^	1,560	1,666
Commercial Banks - 4.6%
Bank of Nova Scotia
2.25%, 01/22/2013 ^	6,640	6,831
Barclays Bank PLC
2.50%, 01/23/2013 ^	4,815	4,920
Royal Bank of Scotland PLC
3.40%, 08/23/2013 ^	1,635	1,676
Wells Fargo Bank NA - Series AI
4.75%, 02/09/2015	5,000	5,355
Westpac Banking Corp.
2.25%, 11/19/2012 ^	2,705	2,757
Commercial Services & Supplies - 0.8%
Yale University
2.90%, 10/15/2014	3,500	3,705
Consumer Finance - 1.0%
Capital One Financial Corp.
5.70%, 09/15/2011 ^	4,520	4,711
Diversified Financial Services - 6.3%
Citigroup, Inc.
5.30%, 10/17/2012 ^	4,625	4,928
CME Group, Inc.
5.40%, 08/01/2013	2,275	2,545
Diageo Finance BV
5.50%, 04/01/2013 ^	3,320	3,664
General Electric Capital Corp.
1.88%, 09/16/2013 ^	2,000	2,006
John Deere Capital Corp.
5.25%, 10/01/2012 ^	2,875	3,125
JPMorgan Chase & Co.
4.65%, 06/01/2014 ^	5,610	6,140
Merrill Lynch & Co., Inc.
5.45%, 02/05/2013 ^	3,025	3,249
NYSE Euronext
4.80%, 06/28/2013	3,670	3,994
Diversified Telecommunication Services - 1.5%
AT&T, Inc.
4.95%, 01/15/2013 ^	6,375	6,927
Electric Utilities - 0.5%
Public Service Electric & Gas Co.
5.13%, 09/01/2012	2,365	2,548
Food & Staples Retailing - 1.0%
CVS Caremark Corp.
3.25%, 05/18/2015 ^	1,100	1,149
5.75%, 08/15/2011 ^	3,470	3,616
Household Products - 0.8%
Procter & Gamble Co.
1.38%, 08/01/2012	3,870	3,922
Insurance - 4.3%
Berkshire Hathaway Finance Corp.
5.00%, 08/15/2013 ^	2,465	2,727
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Insurance (continued)
Berkshire Hathaway, Inc.
1.40%, 02/10/2012 ^	$4,920	$4,966
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	3,400	3,481
2.88%, 09/17/2012 - 144A	430	443
New York Life Global Funding
5.38%, 09/15/2013 - 144A	3,745	4,175
Principal Life Income Funding Trusts
5.30%, 12/14/2012 ^	3,740	4,022
Office Electronics - 0.8%
Xerox Corp.
8.25%, 05/15/2014 ^	3,005	3,603
Oil, Gas & Consumable Fuels - 0.9%
Shell International Finance BV
4.00%, 03/21/2014 ^	4,025	4,361
Pharmaceuticals - 0.7%
Novartis Capital Corp.
1.90%, 04/24/2013 ^	3,215	3,300
Real Estate Investment Trusts - 0.8%
Boston Properties, LP
6.25%, 01/15/2013 ^	3,190	3,510
Wireless Telecommunication Services - 2.8%
ALLTEL Corp.
7.00%, 07/01/2012 ^	4,275	4,703
Cellco Partnership/Verizon Wireless
Capital LLC
3.75%, 05/20/2011 ^	2,825	2,881
Vodafone Group PLC
5.50%, 06/15/2011 ^	5,100	5,271

Total Corporate Debt Securities (cost $155,634)		160,554

	Shares	Value

SECURITIES LENDING COLLATERAL - 8.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲	39,501,055	39,501
Total Securities Lending Collateral (cost $39,501)

	Principal	Value

REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $7,280 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $7,425	$7,280	7,280

Total Repurchase Agreement (cost $7,280)
Total Investment Securities (cost $495,332) #		504,624
Other Assets and Liabilities — Net		(39,228)

Net Assets		$465,396

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $38,688.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a market value of $8,900, or 1.91% of the fund’s net assets.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $495,332. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,398 and $1,106, respectively. Net unrealized appreciation for tax purposes is $9,292.
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $41,103, or 8.83%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$144,433	$6,899	$151,332
Corporate Debt Securities	—	160,554	—	160,554
Foreign Government Obligations	—	3,777	—	3,777
Mortgage-Backed Securities	—	101,343	—	101,343
Repurchase Agreement	—	7,280	—	7,280
Securities Lending Collateral	39,501	—	—	39,501
U.S. Government Agency Obligations	—	16,340	—	16,340
U.S. Government Obligations	—	24,497	—	24,497
Total	$39,501	$458,224	$6,899	$504,624
Level 3 Rollforward — Investment Securities

	Beginning				Change in Unrealized	Net Transfers	Ending
	Balance at	Net Purchases/	Accrued Discounts/	Total Realized	Appreciation/	In/(Out) of	Balance at
Securities	12/31/2009	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	9/30/2010
Asset-Backed Securities	$5,009	$1,803	$—	$(169)	$256	$—	$6,899

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

U.S. GOVERNMENT OBLIGATIONS - 96.0%
U.S. Treasury Bond
4.38%, 05/15/2040		$830	$932
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		11,260	11,934
2.00%, 01/15/2026		19,667	21,626
2.13%, 02/15/2040		12,751	14,249
2.38%, 01/15/2025 ¥		23,814	27,384
2.38%, 01/15/2027		9,697	11,193
2.50%, 01/15/2029		868	1,024
3.38%, 04/15/2032		915	1,236
3.63%, 04/15/2028		7,211	9,646
3.88%, 04/15/2029		12,705	17,667
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/2015		1,459	1,498
0.63%, 04/15/2013		866	890
1.25%, 04/15/2014 - 07/15/2020		15,745	16,533
1.38%, 07/15/2018		7,502	8,024
1.38%, 01/15/2020 £		6,560	6,972
1.63%, 01/15/2015 - 01/15/2018		9,237	9,951
1.88%, 07/15/2013 - 07/15/2015		26,670	28,609
1.88%, 07/15/2019 £		7,785	8,630
2.00%, 04/15/2012 - 01/15/2016		35,946	38,215
2.13%, 01/15/2019		2,194	2,470
2.38%, 01/15/2017		15,497	17,468
2.50%, 07/15/2016 ¥		9,975	11,296
2.63%, 07/15/2017		873	1,007
3.00%, 07/15/2012		27,002	28,672
3.38%, 01/15/2012		7,207	7,547
U.S. Treasury Note
2.13%, 05/31/2015		2,440	2,544
2.63%, 08/15/2020		3,200	3,230
3.50%, 05/15/2020		10,475	11,370

Total U.S. Government Obligations (cost $305,046)			321,817

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Hellenic Republic Government Bond
2.30%, 07/25/2030	EUR	1,116	752
International Bank for Reconstruction & Development CPI
1.61%, 12/10/2013 *		$315	319

Total Foreign Government Obligations (cost $1,302)			1,071

MORTGAGE-BACKED SECURITY - 0.2%
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4
4.55%, 12/10/2041		695	711
Total Mortgage-Backed Security (cost $666)
CORPORATE DEBT SECURITY - 0.2%
Diversified Financial Services - 0.2%
Bear Stearns Cos., LLC CPI
3.04%, 03/10/2014 *		649	633
Total Corporate Debt Security (cost $606)
STRUCTURED NOTE DEBT - 0.2%
Consumer Finance - 0.2%
SLM Corp. CPI
3.36%, 01/31/2014 *		900	779
Total Structured Note Debt (cost $831)

	Notional
	Amount	Value

PURCHASED SWAPTIONS - 0.3%
Call Swaptions - 0.3%
If exercised, the Series receives 4.39%, and pays floating 3 month LIBOR,
European Style	$5,000	$600
Expires 05/08/2012
If exercised, the Series receives 4.39%, and pays floating 3 month LIBOR,
European Style	2,200	198
Expires 07/15/2015
Put Swaptions - 0.0% ∞
If exercised, the Series receives floating 3 month LIBOR, and pays 4.39%,
European Style	5,000	85
Expires 05/08/2012
If exercised, the Series receives floating 3 month LIBOR, and pays 4.39%,
European Style	2,200	124

Expires 07/15/2015
Total Purchased Swaptions (cost $875)		1,007

	Principal	Value

REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $10,610 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $10,825	$10,610	10,610

Total Repurchase Agreement (cost $10,610)
Total Investment Securities (cost $319,936) #		336,628
Other Assets and Liabilities — Net		(1,283)

Net Assets		$335,345

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receive	Exercise	Expiration		Premiums Paid
Description	Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.28%	12/14/2010	$(5,200)	$(25)	$(22)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.06	07/15/2013	(2,600)	(148)	(221)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	5.39	01/06/2015	(2,500)	(172)	(378)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.28	12/14/2010	(5,200)	(30)	(13)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.06	07/15/2013	(2,600)	(148)	(111)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	5.39	01/06/2015	(2,500)	(173)	(83)

						$(696)	$(828)

SWAP AGREEMENTS: €
INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

								Unrealized
				Currency	Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-month USD LIBOR	0.79%	07/26/2012	CBK	—	$12,800	$(52)	$—	$(52)
3-month USD LIBOR	0.83	07/27/2012	DUB	—	23,400	(109)	—	(109)
3-month USD LIBOR	2.07	07/06/2015	MYC	—	10,700	(317)	—	(317)
3-month USD LIBOR	2.11	07/16/2015	GST	—	11,000	(343)	—	(343)
3-month USD LIBOR	3.50	11/18/2019	MYC	—	3,300	(291)	—	(291)
3-month USD LIBOR	4.26	08/26/2020	CBK	—	9,600	(1,472)	(468)	(1,004)
3-month USD-LIBOR	2.43	04/09/2014	GLM	—	7,800	(379)	—	(379)
3-month USD-LIBOR	3.89	06/05/2019	GST	—	12,500	(1,519)	—	(1,519)
3-month USD-LIBOR	3.59	12/14/2019	CBK	—	2,400	(230)	—	(230)
3-month USD-LIBOR	3.95	01/06/2020	DUB	—	5,000	(630)	—	(630)
3-month USD-LIBOR	3.64	03/08/2020	DUB	—	11,400	(1,130)	—	(1,130)
3-month USD-LIBOR	3.94	04/09/2020	DUB	—	11,200	(1,400)	—	(1,400)
3-month USD-LIBOR	3.58	05/12/2020	CBK	—	10,900	(1,017)	—	(1,017)

						$(8,889)	$(468)	$(8,421)

INTEREST RATE SWAP AGREEMENTS — PAYABLE:

								Unrealized
				Currency	Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-month USD LIBOR	1.60%	02/04/2011	DUB	—	$20,200	$85	$—	$85
3-month USD-LIBOR	1.41	06/08/2011	DUB	—	55,300	399	—	399
3-month USD-LIBOR	2.26	06/21/2015	CBK	—	24,400	947	—	947
3-month USD-LIBOR	2.24	06/24/2015	DUB	—	13,200	503	—	503
3-month USD-LIBOR	3.96	01/06/2020	CBK	—	5,000	636	—	636
3-month USD-LIBOR	3.88	01/07/2020	MYC	—	4,700	566	—	566
3-month USD-LIBOR	3.69	02/09/2020	DUB	—	11,900	1,235	—	1,235
3-month USD-LIBOR	3.75	05/04/2020	DUB	—	22,900	2,484	—	2,484

						$6,855	$—	$6,855

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	144	12/21/2010	$127
2-Year U.S. Treasury Note	Long	85	12/31/2010	35
30-Year U.S. Treasury Bond	Short	(12)	12/21/2010	6
5-Year U.S. Treasury Note	Short	(174)	12/31/2010	(162)
Ultra Long U.S. Treasury Bond	Short	(13)	12/21/2010	(4)

				$2

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	(473)	11/17/2010	$(602)	$(43)
Euro	(1)	11/17/2010	(1)	♦

				$(43)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2010.

€	A Federal Home Loan Mortgage Corp., in the amount of $1,250, has been pledged by the broker as collateral with the custodian to cover margin requirements for open swap contracts and/or for swaptions.

¥	All or a portion of this security is segregated as collateral at the broker to cover margin requirements for open swap contracts and/or for swaptions. The value of these securities at 09/30/2010 is $3,396.

£	All or a portion of this security is segregated as collateral at the broker to cover margin requirements for open futures contracts. The value of these securities at 09/30/2010 is $403.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2010.

♦	Value is less than $1.

Г	Contract amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $319,936. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,340 and $648, respectively. Net unrealized appreciation for tax purposes is $16,692.
DEFINITIONS:

CBK CPI DUB EUR GLM GST LIBOR MYC	Citibank N.A. Consumer Price Index Deutsche Bank AG Euro Goldman Sachs Global Liquidity Management Goldman Sachs Trust London Interbank Offered Rate Morgan Stanley Capital Services
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$—	$633	$—	$633
Foreign Government Obligations	—	1,071	—	1,071
Mortgage-Backed Securities	—	711	—	711
Purchased Swaptions	—	1,007	—	1,007
Repurchase Agreement	—	10,610	—	10,610
Structured Note Debts	—	779	—	779
U.S. Government Obligations	—	321,817	—	321,817
Total	$—	$336,628	$—	$336,628

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Swaptions	$—	$(828)	$—	$(828)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Appreciation	$—	$6,855	$—	$6,855
Interest Rate Swap - Depreciation	—	(8,421)	—	(8,421)
Futures Contracts - Appreciation	168	—	—	168
Futures Contracts - Depreciation	(166)	—	—	(166)
Forward Foreign Currency Contracts - Depreciation	—	(43)	—	(43)
Total	$2	$(1,609)	$—	$(1,607)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 4.6%
U.S. Treasury Bond
3.88%, 08/15/2040		$20,450	$21,140
4.38%, 05/15/2040		16,902	18,983
7.25%, 08/15/2022		6,835	9,910
U.S. Treasury Note
0.38%, 08/31/2012 Y		14,560	14,549
1.25%, 09/30/2015		2,080	2,077
2.63%, 08/15/2020		11,650	11,759

Total U.S. Government Obligations (cost $77,929)			78,418

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.1%
Fannie Mae
2.73%, 08/01/2034 *		27	28
2.77%, 08/01/2035		189	198
2.99%, 01/01/2035 *		62	64
3.29%, 11/01/2035 *		8,261	8,695
4.54%,10/09/2019 ▲		500	330
4.63%, 05/01/2013		10,200	11,048
5.00%, 11/01/2033 - 08/01/2040		60,348	63,915
5.25%, 08/01/2012 £		5,040	5,437
5.50%, 07/01/2014 - 10/01/2038		126,030	134,535
5.50%, 05/01/2033 £		12,309	13,225
5.77%, 08/01/2037 *		23	24
6.00%, 07/01/2020 - 04/01/2040		62,982	67,928
6.00%, 04/01/2035 £		24,948	27,422
6.50%, 05/01/2037		1,679	1,834
7.00%, 01/01/2015 - 10/01/2016		183	197
Fannie Mae, TBA
4.00%		68,900	71,263
4.50%		39,600	41,168
5.00%		8,900	9,426
5.50%		55,200	58,807
6.00%		87,400	93,874
6.50%		22,500	24,532
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A		900	1,013
Freddie Mac
3.00%, 12/01/2034		54	56
4.27%, 04/01/2035 *		2,104	2,214
4.74%, 09/01/2035 *		6,093	6,413
5.00%, 02/16/2017 - 08/01/2039		5,588	6,111
5.50%, 06/15/2015 - 11/01/2035		5,080	5,523
5.56%, 01/01/2038 *		1,771	1,890
5.63%, 06/13/2016 £		9,195	10,266
5.69%, 02/01/2037 *		112	119
5.87%, 04/01/2037 *		656	701
5.88%, 05/01/2037 *		251	268
5.90%, 05/01/2037 *		251	268
6.00%, 02/01/2013 - 05/01/2031		3,026	3,306
6.08%, 09/01/2037 *		387	417
Freddie Mac, TBA
5.00%		17,500	18,380
Ginnie Mae
5.00%, 07/15/2033 - 10/15/2039		5,149	5,509
6.50%, 12/20/2031		53	60
Ginnie Mae, TBA
5.00%		9,300	9,907
6.50%		9,600	10,554
Resolution Funding Corp., Interest Strip
07/15/2018		1,200	986
10/15/2018		1,200	976
Small Business Administration
4.50%, 02/01/2014		599	630
Tennessee Valley Authority
5.25%, 09/15/2039		7,500	8,705
5.98%, 04/01/2036		440	551

Total U.S. Government Agency Obligations (cost $719,119)			728,773

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
Hellenic Republic Government Bond
4.60%, 09/20/2040	EUR	780	615
Israel Government AID Bond
5.50%, 09/18/2023		$9,700	11,972
Japan Finance Corp.
2.00%, 06/24/2011		4,175	4,218
Province of Ontario Canada
1.88%, 11/19/2012		5,115	5,240
4.10%, 06/16/2014		5,340	5,866
Russian Federation
7.50%, 03/31/2030 * ±		7,480	8,932
United Mexican States
5.13%, 01/15/2020 ^		1,335	1,492
5.63%, 01/15/2017		1,693	1,937

Total Foreign Government Obligations (cost $36,891)			40,272

MORTGAGE-BACKED SECURITIES - 19.3%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.68%, 02/25/2035 *		36	31
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.45%, 09/25/2046 *		1,333	708
American Home Mortgage Investment Trust
Series 2005-4, Class 1A1
0.55%, 11/25/2045 *		211	137
Arkle Master Issuer PLC
Series 2010-1A, Class 2A
1.52%, 05/17/2060 - 144A *		7,140	7,115
Banc of America Alternative Loan Trust
Series 2004-7, Class 4A1
5.00%, 08/25/2019		2,374	2,417
Banc of America Commercial Mortgage, Inc.
Series 2001-1, Class A2
6.50%, 04/15/2036		5,006	5,066
Series 2002-2, Class A3
5.12%, 07/11/2043		16,715	17,429
Series 2002-PB2, Class A4
6.19%, 06/11/2035		10,711	11,236
Series 2005-3, Class A4
4.67%, 07/10/2043		1,214	1,275
Series 2006-4, Class A4
5.63%, 07/10/2046		4,373	4,734
Series 2006-5, Class AM
5.45%, 09/10/2047		525	479
Series 2007-3, Class A2
5.84%, 06/10/2049 *		3,500	3,675
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage, Inc. (continued)
Series 2007-3, Class A4
5.84%, 06/10/2049 *	$1,790	$1,847
Banc of America Funding Corp.
Series 2005-E, Class 4A1
3.00%, 03/20/2035 *	546	530
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 14A1
5.41%, 11/25/2034 *	3,062	2,953
Series 2005-1, Class 4A1
5.33%, 03/25/2035 *	3,177	2,829
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
3.28%, 11/25/2034 *	165	121
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.45%, 12/11/2040 *	610	611
Bear Stearns Mortgage Funding Trust
Series 2006-AR1, Class 2A2
0.52%, 08/25/2036 *	744	180
Series 2006-AR5, Class 1A2
0.47%, 12/25/2046 *	1,308	305
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	1,585	1,714
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	2,940	3,200
Series 2007-CD4, Class A4
5.32%, 12/11/2049	1,038	1,075
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
6.01%, 12/10/2049	3,000	3,265
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.57%, 08/25/2035 *	2,216	1,093
Series 2005-36, Class 3A1
3.02%, 08/25/2035 *	238	160
Series 2005-38, Class A3
0.61%, 09/25/2035 *	576	334
Series 2005-44, Class 1A1
0.59%, 10/25/2035 *	132	77
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	5,118	4,080
Series 2005-51, Class 3A3A
0.58%, 11/20/2035 *	1,883	1,126
Series 2005-59, Class 1A1
0.59%, 11/20/2035 *	287	163
Series 2005-72, Class A1
0.53%, 01/25/2036 *	570	373
Series 2005-J12, Class 2A1
0.53%, 08/25/2035 *	685	393
Series 2006-OA2, Class A5
0.49%, 05/20/2046 *	847	381
Series 2006-OA21, Class A1
0.45%, 03/20/2047 *	5,100	2,785
Series 2006-OA6, Class 1A1A
0.47%, 07/25/2046 *	355	192
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	3,925	2,560
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
3.83%, 02/25/2034 *	285	258
Series 2004-23, Class A
2.61%, 11/25/2034 *	139	95
Series 2004-R2, Class 1AF1
0.68%, 11/25/2034 - 144A *	84	68
Series 2005-3, Class 1A2
0.55%, 04/25/2035 *	404	257
Series 2005-R1, Class 1AF1
0.62%, 03/25/2035 - 144A *	138	113
Series 2005-R3, Class AF
0.66%, 09/25/2035 - 144A *	217	184
Series 2006-OA5, Class 2A1
0.46%, 04/25/2036 *	2,163	1,251
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKS4, Class A2
5.18%, 11/15/2036	10,280	10,876
Series 2003-C3, Class A5
3.94%, 05/15/2038	14,005	14,711
Series 2004-AR5, Class 7A2
3.62%, 06/25/2034 *	618	602
Credit Suisse Mortgage Capital Certificates
Series 2007-C2, Class A2
5.45%, 01/15/2049 *	2,100	2,158
Deutsche ALT-A Securities, Inc., Alternate
Loan Trust
Series 2006-OA1, Class A1
0.46%, 02/25/2047 *	3,394	2,157
Deutsche Mortgage Securities, Inc.
Series 2005-W, Class 1A3
5.20%, 06/26/2035 - 144A *	1,270	1,128
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.63%, 02/25/2037 *	584	309
First Union National Bank Commercial Mortgage
Series 2001-C2, Class A2
6.66%, 01/12/2043	7,647	7,746
GE Capital Commercial Mortgage Corp.
Series 2002-1A, Class A3
6.27%, 12/10/2035	10,356	10,932
Series 2002-2A, Class A3
5.35%, 08/11/2036	11,875	12,544
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class A4
5.24%, 11/10/2045 *	800	861
Series 2006-C1, Class AM
5.29%, 11/10/2045 *	920	902
GMAC Mortgage Corp., Loan Trust
Series 2003-AR2, Class 1A1
4.05%, 12/19/2033 *	43	44
Series 2005-AR1, Class 3A
4.29%, 03/18/2035 *	166	152
Greenpoint Mortgage Funding Trust
Series 2006-AR4, Class A1A
0.36%, 09/25/2046 *	69	66
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A4
4.76%, 06/10/2036	$1,405	$1,413
Series 2005-GG3, Class A3
4.57%, 08/10/2042	11,200	11,524
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	3,175	3,414
Series 2005-GG4, Class AABA
4.68%, 07/10/2039	175	184
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.61%, 09/25/2035 - 144A *	226	190
GSR Mortgage Loan Trust
Series 2004-9, Class 3A1
2.86%, 08/25/2034 *	1,953	1,772
Series 2005-AR1, Class 2A1
3.35%, 01/25/2035 *	3,190	2,944
Series 2005-AR4, Class 6A1
5.25%, 07/25/2035 *	5,446	5,312
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A
0.59%, 09/19/2035 *	558	348
Series 2006-10, Class 2A1A
0.44%, 11/19/2036 *	1,893	1,185
Series 2006-11, Class A1A
0.43%, 12/19/2036 *	7,194	4,583
Impac CMB Trust
Series 2004-6, Class 1A1
1.06%, 10/25/2034 *	81	62
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 4A1
5.61%, 09/25/2036 *	3,103	2,407
Series 2007-AR7, Class 1A1
6.15%, 09/25/2037 *	963	828
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.56%, 07/25/2035 *	1,888	1,257
Series 2005-AR15, Class A2
5.10%, 09/25/2035 *	84	67
Series 2007-AR15, Class 2A1
5.31%, 08/25/2037 *	1,703	1,085
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-C1, Class A3
5.86%, 10/12/2035	10,308	10,658
Series 2001-CIB2, Class A3
6.43%, 04/15/2035	6,041	6,180
Series 2001-CIBC, Class A3
6.26%, 03/15/2033	3,992	4,010
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	1,644	1,689
Series 2007-LD11, Class A3
6.01%, 06/15/2049 *	1,100	1,161
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.79%, 02/25/2034 *	623	639
Series 2004-A3, Class 1A1
2.64%, 07/25/2034 *	133	127
Series 2006-A2, Class 5A1
3.18%, 11/25/2033 *	278	270
Series 2006-S2, Class 2A2
5.88%, 07/25/2036	1,043	990
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	2,900	2,675
Series 2007-S1, Class 1A2
5.50%, 03/25/2022	857	805
Series 2007-S1, Class 2A22
5.75%, 03/25/2037	2,676	2,268
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027 *	7,395	7,465
Series 2004-C8, Class A4
4.51%, 12/15/2029	9,100	9,341
Series 2005-C3, Class A5
4.74%, 07/15/2030	900	974
Series 2005-C3, Class AAB
4.66%, 07/15/2030	95	99
Series 2006-C4, Class AM
6.10%, 06/15/2038 *	660	659
Series 2006-C7, Class AM
5.38%, 11/15/2038	660	652
Series 2007-C2, Class A3
5.43%, 02/15/2040	9,658	10,103
MASTR Adjustable Rate Mortgages Trust
Series 2006-OA2, Class 1A1
1.19%, 12/25/2046 *	1,253	417
Series 2007-R5, Class A1
3.63%, 11/25/2035 - 144A *	959	626
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class 2A1
2.85%, 02/25/2034 *	542	521
Series 2004-A3, Class 4A3
5.05%, 05/25/2034 *	538	545
Series 2005-A3, Class A1
0.53%, 04/25/2035 *	105	74
Series 2005-A4, Class 2A2
2.83%, 07/25/2035 *	479	422
Series 2005-A5, Class A3
2.75%, 06/25/2035 *	400	336
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.58%, 10/25/2028 *	106	101
Morgan Stanley Capital I
Series 1998-WF2, Class G
6.34%, 01/15/2013 - 144A *	2,410	2,592
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	4,100	4,313
Series 2007-IQ15, Class A2
6.04%, 06/11/2049 *	2,200	2,322
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.79%, 10/25/2034 *	$413	$368
Series 2006-3AR, Class 2A3
4.67%, 03/25/2036 *	896	542
Nomura Asset Acceptance Corp.
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A *	184	188
Prime Mortgage Trust
Series 2006-DR1, Class 1A1
5.50%, 05/25/2035 - 144A	290	283
Series 2006-DR1, Class 1A2
6.00%, 05/25/2035 - 144A	127	127
Series 2006-DR1, Class 2A1
5.50%, 05/25/2035 - 144A	909	803
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 - 144A	756	648
RBSCF Trust
Series 2010-RR3, Class WBTA
6.10%, 04/16/2017 - 144A *	7,570	8,313
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4
0.71%, 01/25/2037 *	1,004	588
Residential Accredit Loans, Inc.
Series 2006-QO10, Class A1
0.42%, 01/25/2037 *	815	470
Series 2007-QO1, Class A1
0.41%, 02/25/2047 *	984	576
Series 2007-QO4, Class A1A
0.45%, 05/25/2047 *	1,908	1,059
Residential Asset Securitization Trust
Series 2005-A14, Class A4
5.50%, 12/25/2035	3,312	3,185
Salomon Brothers Mortgage Securities VII, Inc.
Series 2001-C2, Class A3
6.50%, 10/13/2011	7,408	7,673
Station Place Securitization Trust
Series 2009-1, Class A
1.75%, 12/29/2010 - 144A *	8,210	8,200
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.65%, 01/25/2035 *	718	553
Series 2005-15, Class 1A1
2.64%, 07/25/2035 *	1,075	769
Series 2005-16XS, Class A1
0.60%, 08/25/2035 *	404	334
Series 2005-19XS, Class 1A1
0.58%, 10/25/2035 *	558	372
Series 2007-3, Class 3A1
5.46%, 04/25/2047 *	3,783	2,789
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.61%, 01/19/2034 *	111	92
Series 2006-AR6, Class 1A3
0.45%, 07/25/2046 *	358	193
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A
0.61%, 06/25/2035 - 144A *	384	316
Thornburg Mortgage Securities Trust
Series 2006-5, Class A1
0.38%, 10/25/2046 *	8,014	7,947
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.51%, 12/26/2036 - 144A * Ə	1,037	242
WaMu Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.43%, 05/25/2046 *	2,472	1,376
Series 2006-AR6, Class 2A
1.42%, 08/25/2046 *	1,505	833
WaMu Commercial Mortgage Securities Trust
Series 2005-C1A, Class A2
5.15%, 05/25/2036 - 144A *	1,634	1,646
WaMu Mortgage Pass-Through Certificates
Series 2005-AR13, Class A1A1
0.55%, 10/25/2045 *	191	155
Series 2005-AR15, Class A1A2
0.54%, 11/25/2045 *	212	156
Series 2005-AR8, Class 2A1A
0.55%, 07/25/2045 *	122	99
Series 2006-AR14, Class 1A3
5.51%, 11/25/2036 *	1,900	1,387
Series 2007-HY1, Class 1A1
5.55%, 02/25/2037 *	5,113	3,770
Series 2007-OA4, Class 1A
1.23%, 05/25/2047 *	2,474	1,583
Series 2007-OA6, Class 1A1B
1.27%, 07/25/2047 *	2,413	702
Wells Fargo Mortgage Backed Securities Trust
Series 2006-3, Class A9
5.50%, 03/25/2036	3,157	3,108
Series 2006-AR4, Class 2A4
5.72%, 04/25/2036 *	400	369

Total Mortgage-Backed Securities (cost $340,164)		327,486

ASSET-BACKED SECURITIES - 6.8%
321 Henderson Receivables I LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	6,279	6,836
Series 2010-2A, Class A
4.07%, 01/15/2048 - 144A	1,979	2,015
Aames Mortgage Investment Trust
Series 2005-3, Class A1
0.41%, 08/25/2035 - 144A *	176	175
Accredited Mortgage Loan Trust
Series 2005-3, Class A1
0.50%, 09/25/2035 *	73	68
AmeriCredit Automobile Receivables Trust
Series 2008-2, Class A2
4.26%, 08/06/2012 *	2,076	2,093
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.29%, 07/25/2032 *	405	324
Bank of America Auto Trust
Series 2009-2A, Class A2
1.16%, 02/15/2012 - 144A	3,242	3,244
Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8
0.39%, 08/15/2014 *	2,140	2,138
Series 2006-A5, Class A5
0.32%, 01/15/2016 *	1,550	1,535
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A5
5.42%, 05/25/2033 *	$1,150	$1,129
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.36%, 05/16/2016 - 144A *	4,580	4,632
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 *	1,541	1,630
Series 2002-2, Class A2
6.03%, 03/01/2033 *	1,822	1,922
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022	295	304
Countrywide Asset-Backed Certificates
Series 2005-4, Class AF3
4.46%, 10/25/2035 *	32	32
Countrywide Home Equity Loan Trust
Series 2005-G, Class 2A
0.46%, 12/15/2035 *	115	46
Series 2006-RES, Class 4Q1B
0.56%, 12/15/2033 - 144A *	359	141
Credit Suisse Mortgage Capital Certificates
Series 2006-CF2, Class A1
0.52%, 05/25/2036 - 144A * ±	167	147
CVS Pass-Through Trust
6.94%, 01/10/2030	736	829
Delta Air Lines, Inc., Pass-Through Trust
Series 2001-1, Class A1
6.62%, 03/18/2011	29	29
Series 2007-1, Class A
6.82%, 08/10/2022	325	341
DT Auto Owner Trust
Series 2007-A, Class A3
6.10%, 03/15/2013 - 144A *	1,844	1,848
Ford Credit Auto Owner Trust
Series 2010-A, Class A2
0.72%, 09/15/2012	8,585	8,595
Globaldrive BV
Series 2008-2, Class A
4.00%, 10/20/2016 ±	2,601	3,597
GMAC Mortgage Servicer Advance Funding Co., Ltd.
Series 2010-1A, Class A
4.25%, 01/15/2022 - 144A	1,000	1,007
Lehman XS Trust
Series 2005-5N, Class 1A1
0.56%, 11/25/2035 *	139	98
Series 2005-5N, Class 3A1A
0.56%, 11/25/2035 *	888	625
Series 2005-7N, Class 1A1B
0.56%, 12/25/2035 *	119	39
Series 2006-GP4, Class 3A1A
0.33%, 08/25/2046 *	39	38
Series 2007-2N, Class 3A1
0.35%, 02/25/2037 *	300	273
Merrill Lynch Mortgage Investors, Inc.
Series 2007-SD1, Class A1
0.71%, 02/25/2047 *	1,452	704
Mirant Mid Atlantic Pass-Through Trust Series C
10.06%, 12/30/2028	312	345
Nelnet Student Loan Trust
Series 2008-4, Class A4
1.98%, 04/25/2017 *	780	804
Nissan Auto Receivables Owner Trust
Series 2009-A, Class A2
2.94%, 07/15/2011	94	95
Popular ABS Mortgage Pass-Through Trust
Series 2006-D, Class A1
0.32%, 11/25/2046 *	218	217
RAAC Series
Series 2007-RP4, Class A
0.61%, 06/25/2037 - 144A *	1,542	829
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 *	1,496	779
Santander Drive Auto Receivables Trust
Series 2010-2, Class B
2.24%, 12/15/2014	3,840	3,848
Series 2010-2, Class C
3.89%, 07/17/2017	4,520	4,537
Series 2010-A, Class A2
1.37%, 08/15/2013 - 144A	4,010	4,022
Series 2010-A, Class A3
1.83%, 11/17/2014 - 144A	3,100	3,134
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	1,560	1,590
Securitized Asset Backed Receivables LLC Trust
Series 2007-BR3, Class A2B
0.48%, 04/25/2037 *	2,700	1,133
SLC Student Loan Trust
Series 2006-A, Class A4
0.65%, 01/15/2019 *	2,070	1,873
Series 2008-1, Class A4A
1.89%, 12/15/2032 *	400	416
SLM Student Loan Trust
Series 2005-4, Class A2
0.58%, 04/26/2021 *	3,703	3,693
Series 2008-5, Class A2
1.60%, 10/25/2016 *	18,210	18,502
Series 2008-5, Class A3
1.80%, 01/25/2018 *	4,600	4,740
Series 2008-5, Class A4
2.20%, 07/25/2023 *	12,410	13,001
Small Business Administration
Series 2002-P10B, Class 1
5.20%, 08/10/2012	382	402
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031 - 144A	3,107	2,802
Series 2007-TC1, Class A
0.56%, 04/25/2031 - 144A *	1,951	1,420

Total Asset-Backed Securities (cost $117,319)		114,616

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.2%
City of Chicago IL - Build America Bonds
6.40%, 01/01/2040	1,200	1,280
Metropolitan Transportation Authority
7.34%, 11/15/2039	3,135	3,943
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York City Municipal Water Finance Authority
5.72%, 06/15/2042	$3,260	$3,529
New York State Dormitory Authority,
Revenue Bond
5.63%, 03/15/2039	2,300	2,415
Port Authority of New York & New Jersey
6.04%, 12/01/2029	1,825	2,052
State of California - Build America Bonds
5.45%, 04/01/2015	11,550	12,442
7.30%, 10/01/2039	4,815	5,105
7.35%, 11/01/2039	2,640	2,816
7.50%, 04/01/2034	1,740	1,917
University of California
5.95%, 05/15/2045	1,970	2,004
Virginia Housing Development Authority
Series 2006-C, Class CTFS
6.00%, 06/25/2034	336	337

Total Municipal Government Obligations (cost $35,152)		37,840

PREFERRED CORPORATE DEBT SECURITIES - 0.7%
Capital Markets - 0.3%
Credit Suisse
5.86%, 05/15/2017 * Ž ^	3,045	2,895
Goldman Sachs Capital II
5.79%, 06/01/2012 * Ž ^	3,270	2,775
Lehman Brothers Holdings Capital Trust VII
5.86%, 05/31/2012 * Ž Џ § ±	1,945	♦
Diversified Financial Services - 0.4%
JPMorgan Chase & Co. - Series 1
7.90%, 04/30/2018 * Ž ^	5,655	6,060

Total Preferred Corporate Debt Securities (cost $13,878)		11,730

CORPORATE DEBT SECURITIES - 31.9%
Aerospace & Defense - 0.0% ∞
L-3 Communications Corp.
5.88%, 01/15/2015	470	480
6.38%, 10/15/2015	155	160
Automobiles - 0.0% ∞
Daimler Finance North America LLC
5.88%, 03/15/2011 ^	600	614
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020 ^	4,375	4,938
Biotechnology - 0.0% ∞
FMC Finance III SA
6.88%, 07/15/2017 ^	280	300
Capital Markets - 2.8%
BP Capital Markets PLC
3.13%, 03/10/2012 ^	6,755	6,887
Goldman Sachs Group, Inc.
3.70%, 08/01/2015 ^	3,650	3,734
5.38%, 03/15/2020 ^	6,000	6,324
5.45%, 11/01/2012	140	151
6.00%, 06/15/2020 ^	8,360	9,195
7.50%, 02/15/2019	310	369
Morgan Stanley - Series F
0.97%, 10/18/2016 *	200	176
5.63%, 01/09/2012 ^	610	642
Morgan Stanley
2.88%, 05/14/2013 * ^	9,540	9,723
4.00%, 07/24/2015 ^	1,840	1,875
4.20%, 11/20/2014	6,085	6,308
5.63%, 09/23/2019	1,865	1,942
6.25%, 08/28/2017 ^	565	618
Chemicals - 0.4%
CF Industries Holdings, Inc.
7.13%, 05/01/2020 ^	4,340	4,747
Dow Chemical Co.
5.70%, 05/15/2018 ^	1,020	1,109
Nova Chemicals Corp.
3.75%, 11/15/2013 * ^	1,400	1,339
6.50%, 01/15/2012	230	239
Westlake Chemical Corp.
6.63%, 01/15/2016	44	44
Commercial Banks - 5.0%
Achmea Hypotheekbank NV
1.00%, 11/03/2014 - 144A	5,575	5,926
Bank Nederlandse Gemeenten
1.75%, 10/06/2015 - 144A	11,480	11,416
Bank of Scotland PLC
5.25%, 02/21/2017 - 144A	100	109
Barclays Bank PLC
5.20%, 07/10/2014	530	588
Dexia Credit Local
2.00%, 03/05/2013 - 144A	5,425	5,466
2.75%, 04/29/2014 - 144A	3,260	3,351
Eksportfinans ASA
1.88%, 04/02/2013	14,295	14,603
2.00%, 09/15/2015	10,795	10,822
3.00%, 11/17/2014	6,435	6,785
5.50%, 05/25/2016	5,075	5,927
Glitnir Banki HF
6.33%, 07/28/2011 - 144A Џ	290	88
6.69%, 06/15/2016 - 144A * Џ Ə	800	♦
HSBC Bank PLC
3.50%, 06/28/2015 - 144A	3,730	3,913
Kreditanstalt fuer Wiederaufbau
1.38%, 07/15/2013	3,000	3,046
2.75%, 09/08/2020 ^	1,315	1,323
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A Џ	320	34
Landwirtschaftliche Rentenbank
4.00%, 02/02/2015	1,060	1,171
4.13%, 07/15/2013	530	575
4.38%, 01/15/2013	1,165	1,258
5.25%, 07/02/2012	1,820	1,961
Santander Issuances S.A. Unipersonal
5.81%, 06/20/2016 - 144A *	220	214
Toronto-Dominion Bank
2.20%, 07/29/2015 - 144A	6,010	6,091
Commercial Services & Supplies - 0.1%
Board of Trustees of The Leland Stanford
Junior University
4.25%, 05/01/2016 ^	2,190	2,456
Waste Management, Inc.
6.38%, 11/15/2012	600	658
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value
Consumer Finance - 0.4%
American Express Co.
8.13%, 05/20/2019 ^		$510	$659
American Express Credit Corp. - Series C
5.88%, 05/02/2013		220	242
SLM Corp.
5.00%, 10/01/2013 ^		675	661
5.00%, 04/15/2015 ^		40	38
5.05%, 11/14/2014 ^		120	114
5.38%, 05/15/2014		1,005	978
5.40%, 10/25/2011 ^		3,365	3,400
5.63%, 08/01/2033		105	81
SLM Corp. CPI
0.33%, 04/01/2014 *		270	227
Containers & Packaging - 0.7%
Ball Corp.
7.13%, 09/01/2016 ^		1,200	1,296
7.38%, 09/01/2019		1,200	1,305
Crown Americas LLC
7.63%, 05/15/2017 ^		3,034	3,277
Owens-Brockway Glass Container, Inc.
7.38%, 05/15/2016 ^		4,280	4,606
Diversified Consumer Services - 0.0% ∞
Service Corp., International
7.50%, 04/01/2027 ^		55	53
7.63%, 10/01/2018 ^		50	53
Diversified Financial Services - 6.2%
AES Ironwood LLC
8.86%, 11/30/2025		300	308
Ally Financial, Inc.
8.00%, 03/15/2020 - 144A		4,050	4,425
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020 ^		1,320	1,396
Bank of America Corp.
5.63%, 07/01/2020		3,155	3,334
Bear Stearns Cos., LLC
7.25%, 02/01/2018 ^		800	975
Belvoir Land LLC - Series A
5.40%, 12/15/2047 - 144A		2,875	2,346
Caterpillar Financial Services Corp. - Series F
6.20%, 09/30/2013 ^		860	984
CDP Financial, Inc.
3.00%, 11/25/2014 - 144A		8,435	8,759
Citigroup Funding, Inc.
1.88%, 10/22/2012 ^		11,900	12,204
2.13%, 07/12/2012 ^		6,710	6,897
Citigroup, Inc.
4.75%, 05/19/2015		2,670	2,809
5.38%, 08/09/2020 ^		6,895	7,134
6.50%, 08/19/2013		1,160	1,282
Diageo Capital PLC
7.38%, 01/15/2014 ^		1,290	1,528
FCE Bank PLC
7.13%, 01/15/2013	EUR	1,000	1,418
7.88%, 02/15/2011	GBP	2,300	3,654
Ford Motor Credit Co., LLC
6.63%, 08/15/2017		$1,740	1,854
General Electric Capital Corp. - Series A
6.88%, 01/10/2039		2,130	2,446
General Electric Capital Corp.
0.40%, 04/10/2012 *		4,255	4,234
2.00%, 09/28/2012 ^		7,600	7,809
2.13%, 12/21/2012 ^		3,105	3,204
4.38%, 09/16/2020		4,160	4,175
6.38%, 11/15/2067 * ^		1,190	1,187
JPMorgan Chase & Co.
0.96%, 02/26/2013 * ^		1,550	1,556
5.13%, 09/15/2014		920	1,009
5.15%, 10/01/2015 ^		1,100	1,206
6.13%, 06/27/2017		950	1,075
JPMorgan Chase Bank NA
6.00%, 10/01/2017 ^		1,945	2,208
6.00%, 07/05/2017		7,750	8,772
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A Џ Ə		200	♦
Reynolds Group Issuer, Inc.
7.75%, 10/15/2016 - 144A ^		4,351	4,427
Russian Agricultural Bank OJSC Via RSHB
Capital SA
6.30%, 05/15/2017 - 144A		170	177
TNK-BP Finance SA - Series 2
7.50%, 07/18/2016 - 144A ^ ±		170	189
TNK-BP Finance SA
7.50%, 07/18/2016 - Reg S		108	120
Tyco International Finance SA
6.00%, 11/15/2013		440	499
Diversified Telecommunication Services - 1.6%
AT&T, Inc.
6.50%, 09/01/2037 ^		3,275	3,789
Deutsche Telekom International Finance BV
5.75%, 03/23/2016 ^		375	433
Frontier Communications Corp.
7.13%, 03/15/2019		75	77
8.25%, 04/15/2017 ^		1,813	1,983
Koninklijke KPN NV
8.00%, 10/01/2010		320	320
Qwest Communications International, Inc.
Series B
7.50%, 02/15/2014		705	719
Qwest Communications International, Inc.
7.50%, 02/15/2014		1,375	1,403
Sprint Capital Corp.
8.75%, 03/15/2032 ^		80	84
Telecom Italia Capital SA
5.25%, 10/01/2015 ^		2,115	2,282
7.00%, 06/04/2018 ^		650	747
Telefonica Emisiones SAU
4.95%, 01/15/2015 ^		4,850	5,306
6.42%, 06/20/2016		75	88
Verizon Communications, Inc.
8.75%, 11/01/2018		1,990	2,708
8.95%, 03/01/2039 ^		210	308
Verizon New England, Inc.
7.88%, 11/15/2029 ^		2,350	2,718
Verizon New Jersey, Inc.
7.85%, 11/15/2029		970	1,131
Verizon New York, Inc. - Series A
6.88%, 04/01/2012		560	604
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
Diversified Telecommunication Services (continued)
Windstream Corp.
8.13%, 08/01/2013 ^	$1,375	$1,492
8.63%, 08/01/2016	1,220	1,290
Electric Utilities - 0.7%
AES Red Oak LLC - Series B
9.20%, 11/30/2029	235	236
Calpine Construction Finance Co., LP
8.00%, 06/01/2016 - 144A ^	240	257
Duke Energy Corp.
5.63%, 11/30/2012	590	645
Elwood Energy LLC
8.16%, 07/05/2026	224	211
Energy Future Holdings Corp. - Series Q
6.50%, 11/15/2024	200	77
FirstEnergy Corp. - Series B
6.45%, 11/15/2011 ^	29	30
FirstEnergy Corp. - Series C
7.38%, 11/15/2031	515	560
Florida Power & Light Co.
5.63%, 04/01/2034	1,000	1,125
Florida Power Corp.
6.40%, 06/15/2038	1,000	1,237
Midamerican Energy Holdings Co.
5.95%, 05/15/2037	2,560	2,880
Pacific Gas & Electric Co.
5.63%, 11/30/2017 ^	620	719
5.80%, 03/01/2037 ^	140	155
6.05%, 03/01/2034 ^	210	238
Progress Energy, Inc.
5.63%, 01/15/2016 ^	3,200	3,664
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.
7.50%, 11/15/2018 ^	800	1,021
Cie Generale de Geophysique-Veritas
7.50%, 05/15/2015	100	102
7.75%, 05/15/2017	105	107
Complete Production Services, Inc.
8.00%, 12/15/2016 ^	195	201
Enterprise Products Operating LLC
6.13%, 10/15/2039	2,030	2,185
Gulfmark Offshore, Inc.
7.75%, 07/15/2014 ^	40	40
Pride International, Inc.
6.88%, 08/15/2020	3,535	3,849
Rockies Express Pipeline LLC
3.90%, 04/15/2015 - 144A ^	3,435	3,436
Transocean, Inc.
5.25%, 03/15/2013 ^	120	126
Food Products - 0.3%
Kraft Foods, Inc.
5.38%, 02/10/2020 ^	3,740	4,178
6.50%, 02/09/2040	1,655	1,938
Health Care Equipment & Supplies - 0.1%
Covidien International Finance SA
2.80%, 06/15/2015	1,090	1,130
Health Care Providers & Services - 0.9%
DaVita, Inc.
6.63%, 03/15/2013 ^	156	159
HCA, Inc.
7.25%, 09/15/2020	4,395	4,702
8.50%, 04/15/2019	4,220	4,704
9.13%, 11/15/2014	50	53
9.63%, 11/15/2016 ^ Ώ	500	543
Humana, Inc.
7.20%, 06/15/2018 ^	220	255
Tenet Healthcare Corp.
8.88%, 07/01/2019	2,855	3,150
9.00%, 05/01/2015 ^	1,325	1,441
WellPoint, Inc.
5.88%, 06/15/2017	50	58
Hotels, Restaurants & Leisure - 0.1%
Inn of the Mountain Gods Resort & Casino
12.00%, 11/15/2010 Џ	60	25
MGM Resorts International
10.38%, 05/15/2014 ^	25	28
11.13%, 11/15/2017	60	68
13.00%, 11/15/2013	1,314	1,544
Independent Power Producers & Energy Traders - 0.1%
AES Corp.
7.75%, 03/01/2014 ^	67	72
Edison Mission Energy
7.00%, 05/15/2017	50	36
7.20%, 05/15/2019	140	99
NRG Energy, Inc.
7.38%, 02/01/2016	730	751
Insurance - 2.4%
Chubb Corp.
6.38%, 03/29/2067 * ^	3,420	3,369
Lincoln National Corp.
7.00%, 06/15/2040 ^	1,450	1,652
Manulife Financial Corp.
3.40%, 09/17/2015 ^	3,480	3,513
MetLife, Inc.
5.88%, 02/06/2041 ^	1,075	1,169
6.75%, 06/01/2016 ^	360	430
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	13,155	13,470
2.88%, 09/17/2012 - 144A	1,525	1,573
5.13%, 04/10/2013 - 144A	6,550	7,129
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 - 144A	2,525	3,107
Travelers Cos., Inc.
6.25%, 03/15/2037 *	4,795	4,603
Life Sciences Tools & Services - 0.0% ∞
Bio-Rad Laboratories, Inc.
6.13%, 12/15/2014	530	541
Machinery - 0.0% ∞
Terex Corp.
7.38%, 01/15/2014 ^	20	20
Media - 2.2%
CCH II LLC
13.50%, 11/30/2016	5,880	6,982
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/2015 - 144A ^	80	80
Comcast Cable Communications LLC
6.75%, 01/30/2011 ^	1,800	1,835
Comcast Corp.
6.95%, 08/15/2037 ^	2,935	3,442
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
Media (continued)
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	$3,525	$4,731
DIRECTV Holdings LLC
6.00%, 08/15/2040 ^	1,050	1,084
Discovery Communications LLC
3.70%, 06/01/2015 ^	2,350	2,490
DISH DBS Corp.
7.00%, 10/01/2013 ^	115	122
Lamar Media Corp. - Series B
6.63%, 08/15/2015	20	20
NBC Universal, Inc.
4.38%, 04/01/2021 - 144A	4,425	4,479
5.15%, 04/30/2020 - 144A	3,405	3,677
News America, Inc.
6.20%, 12/15/2034	1,365	1,475
6.65%, 11/15/2037	40	46
7.28%, 06/30/2028	260	301
7.63%, 11/30/2028	1,070	1,282
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	360	474
TCI Communications, Inc.
7.13%, 02/15/2028	1,116	1,278
Time Warner Cable, Inc.
6.75%, 06/15/2039 ^	240	277
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	180	233
Time Warner, Inc.
4.70%, 01/15/2021	950	1,007
6.10%, 07/15/2040 ^	630	678
Metals & Mining - 0.4%
Aleris International, Inc.
9.00%, 12/15/2014 Ώ Џ	560	1
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/2017	320	357
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018 ^	870	1,049
Steel Dynamics, Inc.
6.75%, 04/01/2015	105	107
7.38%, 11/01/2012 ^	55	59
Teck Resources, Ltd.
9.75%, 05/15/2014	25	31
10.25%, 05/15/2016 ^	20	24
10.75%, 05/15/2019	4,150	5,227
Multiline Retail - 0.3%
Dollar General Corp.
11.88%, 07/15/2017 ^ Ώ	3,630	4,247
Multi-Utilities - 0.1%
Dominion Resources, Inc.
4.75%, 12/15/2010	30	30
5.70%, 09/17/2012	580	632
Dominion Resources, Inc. - Series D
8.88%, 01/15/2019	560	762
Oil, Gas & Consumable Fuels - 3.8%
Apache Corp.
5.25%, 04/15/2013 ^	240	262
5.63%, 01/15/2017 ^	950	1,098
Arch Coal, Inc.
7.25%, 10/01/2020 ^	4,130	4,362
Arch Western Finance LLC
6.75%, 07/01/2013 ^	1,404	1,420
Canadian Natural Resources, Ltd.
6.25%, 03/15/2038	2,000	2,299
6.50%, 02/15/2037	1,100	1,297
Cenovus Energy, Inc.
6.75%, 11/15/2039 ^	3,500	4,226
Chesapeake Energy Corp.
6.63%, 08/15/2020	5,780	6,040
7.25%, 12/15/2018 ^	100	108
Consol Energy, Inc.
8.00%, 04/01/2017 - 144A	2,610	2,825
8.25%, 04/01/2020 - 144A	1,665	1,819
El Paso Corp.
7.80%, 08/01/2031	19	20
El Paso Natural Gas Co.
8.38%, 06/15/2032	110	133
8.63%, 01/15/2022	365	451
Hess Corp.
7.30%, 08/15/2031	420	517
7.88%, 10/01/2029 ^	80	104
8.13%, 02/15/2019 ^	850	1,118
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020 ^	2,550	2,748
5.85%, 09/15/2012	130	140
6.00%, 02/01/2017	260	293
6.75%, 03/15/2011	470	482
6.95%, 01/15/2038	220	250
Nexen, Inc.
6.40%, 05/15/2037	4,000	4,359
Peabody Energy Corp.
6.50%, 09/15/2020 ^	5,533	5,955
Pemex Project Funding Master Trust
6.63%, 06/15/2035 ^	1,060	1,158
Petrobras International Finance Co.
5.75%, 01/20/2020 ^	7,340	8,126
5.88%, 03/01/2018 ^	1,010	1,122
6.13%, 10/06/2016 ^	371	415
Petrohawk Energy Corp.
7.25%, 08/15/2018 - 144A ^	4,168	4,251
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 Ə	125	♦
Southern Natural Gas Co.
5.90%, 04/01/2017 - 144A	60	66
8.00%, 03/01/2032	5	6
Tennessee Gas Pipeline Co.
7.00%, 10/15/2028	665	727
7.63%, 04/01/2037	20	23
Valero Energy Corp.
6.63%, 06/15/2037 ^	4,200	4,218
Williams Cos., Inc.
7.75%, 06/15/2031	281	321
7.88%, 09/01/2021	274	333
Williams Cos., Inc. - Series A
7.50%, 01/15/2031	622	704
XTO Energy, Inc.
5.50%, 06/15/2018 ^	270	323
5.65%, 04/01/2016	340	405
6.25%, 08/01/2017	10	12
Paper & Forest Products - 0.4%
Georgia-Pacific LLC
8.25%, 05/01/2016 - 144A ^	4,080	4,534
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Paper & Forest Products (continued)
International Paper Co.
7.30%, 11/15/2039 ^	$1,805	$2,021
Pharmaceuticals - 0.3%
Abbott Laboratories
5.60%, 11/30/2017 ^	200	239
Bristol-Myers Squibb Co.
6.88%, 08/01/2097	600	730
Teva Pharmaceutical Finance II BV
3.00%, 06/15/2015 ^	2,330	2,437
Wyeth
5.95%, 04/01/2037	470	554
6.00%, 02/15/2036	1,580	1,859
Real Estate Investment Trusts - 0.0% ∞
Ventas Realty, LP
6.50%, 06/01/2016	30	31
9.00%, 05/01/2012	10	11
Real Estate Management & Development - 0.0% ∞
Forest City Enterprises, Inc.
6.50%, 02/01/2017	30	26
7.63%, 06/01/2015	35	33
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040 ^	4,680	5,166
Union Pacific Corp.
5.38%, 05/01/2014	180	202
Tobacco - 0.4%
Philip Morris International, Inc.
4.50%, 03/26/2020 ^	5,600	6,110
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV
5.63%, 11/15/2017 ^	220	248
6.38%, 03/01/2035 ^	625	711
Cricket Communications, Inc.
7.75%, 05/15/2016	3,985	4,229
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	7,340	8,109

Total Corporate Debt Securities (cost $512,279)		538,683

	Shares	Value
PREFERRED STOCKS - 0.0% ∞
Diversified Financial Services - 0.0% ∞
Ally Financial, Inc. 7.00% - 144A	341	307
U.S. Government Agency Obligation - 0.0% ∞
Fannie Mae 7.00% *	1,300	1
Fannie Mae 8.25% *	31,175	14
Freddie Mac 8.38% *	43,300	18

Total Preferred Stocks (cost $1,988)		340

COMMON STOCKS - 0.0% ∞
Media - 0.0% ∞
Charter Communications, Inc. ‡ ^	692	22
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. — Class A ‡ ^	323	8

Total Common Stocks (cost $31)		30

WARRANT - 0.0% ∞
United States - 0.0% ∞
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	340	2
Total Warrant (cost $w)
	Notional
	Amount	Value
PURCHASED OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
5-Year U.S. Treasury Note	$96	61
Call Strike $121.00
Expires 11/26/2010
Put Options - 0.0% ∞
5-Year U.S. Treasury Note	96	4
Put Strike $117.00
Expires 11/26/2010

Total Purchased Options (cost $67)		65

PURCHASED SWAPTIONS - 1.4%
Call Swaptions - 1.3%
If exercised, the Series receives 3.69%, and pays floating 3 month LIBOR,
European Style	20,000	1,431
Expires 08/03/2012
If exercised, the Series receives 3.72%, and pays floating 3 month LIBOR,
European Style	19,700	1,445
Expires 08/06/2012
If exercised, the Series receives 3.89%, and pays floating 3 month LIBOR,
European Style	19,100	1,611
Expires 07/09/2012
If exercised, the Series receives 3.90%, and pays floating 3 month LIBOR,
European Style	17,400	1,952
Expires 11/16/2010
If exercised, the Series receives 3.93%, and pays floating 3 month LIBOR,
European Style	21,900	1,898
Expires 07/16/2012
If exercised, the Series receives 4.01%, and pays floating 3 month LIBOR,
European Style	29,900	3,241
Expires 05/16/2011
If exercised, the Series receives 4.39%, and pays floating 3 month LIBOR,
European Style	11,600	1,393
Expires 05/08/2012
If exercised, the Series receives 5.20%, and pays floating 3 month LIBOR,
European Style	46,200	6,322
Expires 04/28/2015
Put Swaptions - 0.1%
If exercised, the Series receives floating 3 month LIBOR, and pays 3.72%,
European Style	19,700	681
Expires 08/06/2012
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Notional
	Amount	Value
Put Swaptions (continued)
If exercised, the Series receives floating 3 month LIBOR, and pays 3.89%,
European Style	$19,100	$555
Expires 07/09/2012
If exercised, the Series receives floating 3 month LIBOR, and pays 3.89%,
European Style	20,000	704
Expires 08/03/2012
If exercised, the Series receives floating 3 month LIBOR, and pays 3.90%,
European Style	17,400	♦
Expires 11/16/2010
If exercised, the Series receives floating 3 month LIBOR, and pays 3.93%,
European Style	21,900	625
Expires 07/16/2012
If exercised, the Series receives floating 3 month LIBOR, and pays 4.01%,
European Style	29,900	145
Expires 05/16/2011
If exercised, the Series receives floating 3 month LIBOR, and pays 4.39%,
European Style	11,600	198
Expires 05/08/2012
If exercised, the Series receives floating 3 month LIBOR, and pays 5.20%,
European Style	46,200	1,774
Expires 04/28/2015

Total Purchased Swaptions (cost $19,374)		23,975

	Principal	Value
CONVERTIBLE BOND - 0.1%
Machinery - 0.1%
Navistar International Corp.
3.00%, 10/15/2014	$1,020	1,146
Total Convertible Bond (cost $1,207)

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.39% ▲	107,527,665	$107,528
Total Securities Lending Collateral (cost $107,528)

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $68,110 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $69,472	$68,110	68,110

Total Repurchase Agreement (cost $68,110)

Total Investment Securities (cost $2,051,036) #		2,079,014
Other Assets and Liabilities — Net		(385,590)

Net Assets		$1,693,424

SECURITIES SOLD SHORT — (13.6%)
Fannie Mae, TBA
4.50%	(37,800)	(39,277)
5.00% (55,700)		(58,589)
5.50% (99,200)		(105,406)
Freddie Mac, TBA
5.00% (20,200)		(21,216)
5.50%	(500)	(530)
Ginnie Mae, TBA
5.00%	(5,200)	(5,536)

Total Securities Sold Short (proceeds $230,831)		(230,554)

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receive	Exercise	Expiration		Premiums Paid
Description	Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.32%	12/03/2010	$(12,800)	$(51)	$(55)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.14	09/13/2011	(24,800)	(918)	(1,141)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.23	09/03/2013	(24,500)	(1,529)	(1,595)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.83	07/30/2012	(15,900)	(759)	(1,278)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.05	06/18/2012	(16,500)	(879)	(1,576)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.07	07/08/2013	(35,000)	(2,017)	(2,998)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.14	06/15/2012	(36,000)	(1,917)	(3,652)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.21	08/06/2015	(17,200)	(612)	(866)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.49	12/05/2011	(19,900)	(1,208)	(2,684)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.89	12/03/2014	(14,600)	(1,085)	(1,771)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.90	03/04/2013	(24,700)	(1,470)	(3,517)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.92	03/05/2013	(17,000)	(996)	(2,449)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	2.10	12/02/2010	(73,400)	(147)	( )
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.14	09/13/2011	(24,800)	(918)	(699)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.23	09/03/2013	(24,500)	(1,529)	(1,549)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.32	12/03/2010	(12,800)	(76)	(19)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.83	07/30/2012	(15,900)	(759)	(499)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.00	08/13/2012	(36,500)	(1,026)	(1,036)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.05	06/18/2012	(16,500)	(879)	(405)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.07	07/08/2013	(35,000)	(2,017)	(1,477)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.14	06/15/2012	(36,000)	(1,916)	(820)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.21	08/06/2015	(17,200)	(612)	(547)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.49	12/05/2011	(19,900)	(1,208)	(183)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.89	12/03/2014	(14,600)	(1,085)	(597)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.90	03/04/2013	(24,700)	(1,470)	(543)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.92	03/05/2013	(17,000)	(996)	(368)

						$(28,079)	$(32,324)

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS: €
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied Credit				Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market	Premiums Paid	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	09/30/2010(2)	Amount(3)	Value	(Received)	(Depreciation)

ABX.HE.AAA.06-2	0.11%	05/25/2046	DUB	1.30	$11,814	$4,850	$4,814	$36
CDX.NA.HY.14.V1	1.00	06/20/2015	CBK	2.28	15,610	29	88	(59)
CDX.NA.HY.14.V1	5.00	06/20/2015	MYC	10.08	5,200	78	208	(130)
CDX.NA.HY.14.V1	5.00	06/20/2015	DUB	10.08	5,200	78	205	(127)
CDX.NA.HY.14.V1	5.00	06/20/2015	MYC	10.08	2,870	44	112	(68)
CDX.NA.HY.14.V1	5.00	06/20/2015	MYC	10.08	10,540	159	435	(276)
CDX.NA.HY.14.V1	5.00	06/20/2015	CBK	10.08	6,320	95	233	(138)
CDX.NA.HY.14.V1	5.00	06/20/2015	MYC	10.08	3,390	51	133	(82)
CDX.NA.HY.14.V1	5.00	06/20/2015	CBK	10.08	5,200	78	208	(130)
CDX.NA.IG.14.V1	1.00	06/20/2015	CBK	2.28	14,700	28	95	(67)
CDX.NA.IG.14.V1	1.00	06/20/2015	CBK	2.28	14,700	28	81	(53)
Nova Chemicals Corp., 4.54%, 11/15/2013	5.00	03/20/2012	CBK	3.89	230	(7)	(1)	(6)
Nova Chemicals Corp., 4.54%, 11/15/2013	5.00	12/20/2013	GSB	5.10	1,400	(46)	18	(64)

						$5,465	$6,629	$(1,164)

INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

							Unrealized
		Maturity		Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

3-month USD LIBOR	0.81%	07/30/2012	MYC	$37,300	$(165)	$—	$(165)
3-month USD LIBOR	1.64	08/18/2015	MYC	41,600	(344)	—	(344)
3-month USD LIBOR	1.62	08/24/2015	DUB	39,700	(281)	—	(281)
3-month USD LIBOR	3.01	07/06/2020	DUB	18,000	(764)	—	(764)
3-month USD LIBOR	3.15	07/15/2020	MYC	42,300	(2,282)	—	(2,282)
3-month USD LIBOR	2.50	08/27/2020	DUB	51,800	275	—	275
3-month USD LIBOR	2.56	09/09/2020	MYC	18,800	3	—	3
3-month USD LIBOR	2.68	09/17/2020	MYC	12,200	(132)	—	(132)
3-month USD LIBOR	2.69	09/23/2020	CBK	23,800	(262)	—	(262)
3-month USD LIBOR	2.70	09/23/2020	MYC	6,300	(75)	—	(75)
3-month USD LIBOR	2.62	09/23/2020	UAG	25,000	(126)	—	(126)
3-month USD LIBOR	2.55	09/27/2020	UAG	7,300	9	—	9
3-month USD LIBOR	3.50	09/17/2040	DUB	9,900	(326)	—	(326)
3-month USD LIBOR	3.48	09/17/2040	MYC	6,300	(181)	—	(181)
3-month USD-LIBOR	4.88	05/06/2020	DUB	35,600	(7,357)	(1,591)	(5,766)
3-month USD-LIBOR	3.48	05/11/2020	DUB	3,200	(271)	—	(271)
3-month USD-LIBOR	3.60	05/26/2020	MYC	6,300	(599)	(76)	(523)
3-month USD-LIBOR	4.35	06/07/2020	DUB	33,900	(5,457)	(1,729)	(3,728)
3-month USD-LIBOR	3.36	06/08/2020	MYC	5,900	(434)	—	(434)
3-month USD-LIBOR	4.80	06/15/2020	CBK	25,200	(5,061)	(1,317)	(3,744)

					$(23,830)	$(4,713)	$(19,117)

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
INTEREST RATE SWAP AGREEMENTS — PAYABLE:

							Unrealized
		Maturity		Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

3-month USD LIBOR	0.52%	07/19/2015	CBK	$5,300	$141	$—	$141
3-month USD LIBOR	0.29	09/07/2015	DUB	28,000	317	—	317
3-month USD LIBOR	0.38	08/16/2020	DUB	12,900	149	—	149
3-month USD LIBOR	0.29	09/23/2020	DUB	55,000	681	—	681
3-month USD LIBOR	0.29	09/24/2020	MYC	18,800	64	—	64
3-month USD LIBOR	0.29	09/27/2020	DUB	3,000	6	—	6
3-month USD-LIBOR	0.29	06/07/2013	MYC	45,500	1,142	—	1,142
3-month USD-LIBOR	0.43	05/05/2020	MYC	53,000	5,620	—	5,620
3-month USD-LIBOR	0.43	05/05/2020	MYC	8,500	840	—	840
3-month USD-LIBOR	0.30	06/01/2020	GST	3,400	260	—	260
3-month USD-LIBOR	0.29	06/04/2020	MYC	9,100	727	—	727

					$9,947	$—	$9,947

FUTURES CONTRACTS: Y

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	3,362	12/21/2010	$(314)
2-Year U.S. Treasury Note	Long	103	12/31/2010	4
30-Year U.S. Treasury Bond	Long	389	12/21/2010	204
5-Year U.S. Treasury Note	Short	(24)	12/31/2010	♦
90-Day Euro	Short	(286)	12/19/2011	(279)
German Euro BUND	Long	72	12/08/2010	88
Ultra Long U.S. Treasury Bond	Short	(134)	12/21/2010	26

				$(271)

FORWARD FOREIGN CURRENCY CONTRACTS:

				Net Unrealized
			Amount in U.S.	Appreciation
Currency	Bought (Sold)	Settlement Date	Dollars Bought (Sold)	(Depreciation)

Euro	(7,065)	10/14/2010	($9,067)	$(564)
Euro	(7,065)	10/14/2010	(9,043)	(588)
Euro	14,125	10/14/2010	18,035	1,219
Euro	(545)	11/17/2010	(692)	(49)
Pound Sterling	(2,231)	10/20/2010	(3,405)	(98)

				$(80)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $105,316.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

♦	Value and/or principal is less than $1.

∞	Percentage rounds to less than 0.1%.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 09/30/2010.

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $242, or 0.01% of the portfolio’s net assets.

§	Illiquid. At 09/30/2010, illiquid investment security aggregated less than $1, or less than 0.01% of the portfolio’s net assets.

Г	Contract amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $2,051,036. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,957 and $43,979, respectively. Net unrealized appreciation for tax purposes is $27,978.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (continued):

±	Restricted security. At 09/30/2010, the portfolio owned the following securities (representing 0.76% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value	Price*

Russian Federation	05/09/2005	$7,480	$8,401	$8,932	$1.19
Credit Suisse Mortgage Capital Certificates	07/06/2006	167	167	147	0.88
Globaldrive BV	11/02/2009	2,601	3,889	3,597	1.38
Lehman Brothers Holdings Capital Trust VII	05/08/2007	1,945	1,922	♦	¥
TNK-BP Finance SA — Series 2	07/13/2006	170	175	189	1.11

*	Price not rounded to thousands.

¥	Price rounds to less than $0.01

♦	Value is less than $1.
Y	A portion of this security in the amount of $3,997 and cash in the amount of $2,075 have been segregated as collateral at the broker to cover margin requirements for open futures contracts.

£	All or a portion of this security is segregated as collateral at the broker to cover margin requirements for open swaps contracts and/or for swaptions. The value of these securities at 09/30/2010 is $30,610.

€	Securities with an aggregate market value of $9,340 and cash in the amount of $5,365 have been pledged by the broker as collateral with the custodian to cover margin requirements for open swap contracts and/or swaptions.

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $190,107, or 11.23%, of the portfolio’s net assets.

ABX	A series of credit-default swaps based on 20 bonds that consist of subprime mortgages. ABX swaps offer protection if the securities are not repaid as expected, in return for regular insurance-like premiums.

CBK	Citibank N.A.

CDX	A series of indices that track North American and emerging market credit derivative indices.

CPI	Consumer Price Index

DUB	Deutsche Bank AG

EUR	Euro

GBP	Pound Sterling

GSB	Goldman Sachs Bank USA

GST	Goldman Sachs Trust

IO	Interest Only

LIBOR	London Interbank Offered Rate

MYC	Morgan Stanley Capital Services

OJSC	Open Joint Stock Company

TBA	To Be Announced

UAG	UBS AG
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$114,616	$–	$114,616
Common Stocks	30	–	–	30
Convertible Bonds	–	1,146	–	1,146
Corporate Debt Securities	–	538,683	♦	538,683
Foreign Government Obligations	–	40,272	–	40,272
Mortgage-Backed Securities	–	327,486	–	327,486
Municipal Government Obligations	–	37,840	–	37,840
Preferred Corporate Debt Securities	–	11,730	–	11,730
Preferred Stocks	340	–	–	340
Purchased Options	–	65	–	65
Purchased Swaptions	–	23,975	–	23,975
Repurchase Agreement	–	68,110	–	68,110
Securities Lending Collateral	107,528	–	–	107,528
U.S. Government Agency Obligations	–	728,773	–	728,773
U.S. Government Obligations	–	78,418	–	78,418
Warrants	–	2	–	2
Total	$107,898	$1,971,116	$ ♦	$2,079,014

Securities Sold Short	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$–	$(230,554)	$–	$(230,554)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Swaptions	$–	$(32,324)	$–	$(32,324)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swap — Appreciation	$–	$36	$–	$36
Credit Default Swap — Depreciation	–	(1,200)	–	(1,200)
Interest Rate Swap — Appreciation	–	10,234	–	10,234
Interest Rate Swap — Depreciation	–	(19,404)	–	(19,404)
Futures Contracts — Appreciation	322	–	–	322
Futures Contracts — Depreciation	(593)	–	–	(593)
Forward Foreign Currency Contracts — Appreciation	–	1,219	–	1,219
Forward Foreign Currency Contracts — Depreciation	–	(1,299)	–	(1,299)
Total	$(271)	$(10,414)	$–	$(10,685)
Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	09/30/2010
Asset-Backed
	$4,957	$(1,083)	$—	$(154)	$(124)	$(3,596)	$—
Securities Corporate Debt	–	–	–	–	(♦ )	♦	♦
Securities
Total	$4,957	$(1,083)	$—	$(154)	$(124)	$(3,596)	$—

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 0.1%
AES Eastern Energy, LP
Series 99-A, Class A
9.00%, 01/02/2017	$372	$385
Continental Airlines Pass-Through Trust
Series 2001-1, Class C
7.03%, 06/15/2011	331	329

Total Asset-Backed Securities (cost $697)		714

PREFERRED CORPORATE DEBT SECURITY 0.0% ¥
Hotels, Restaurants & Leisure - 0.0% ¥
Fontainebleau Resorts
12.50%, 06/30/2012 - 144A Ώ Ә Џ § ±	3,827	♦
Total Preferred Corporate Debt Security (cost $3,759)
CORPORATE DEBT SECURITIES - 92.6%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.
6.88%, 09/15/2020	565	574
BE Aerospace, Inc.
6.88%, 10/01/2020	1,090	1,112
Hawker Beechcraft Acquisition Co., LLC
8.50%, 04/01/2015	480	370
Airlines - 0.0% ¥
Delta Air Lines, Inc. (Escrow Certificates)
7.90%, 12/15/2049	500	9
United Air Lines, Inc.
9.88%, 08/01/2013 - 144A	235	255
Auto Components - 2.1%
Affinia Group Holdings, Inc.
10.75%, 08/15/2016 - 144A	1,180	1,313
Allison Transmission, Inc.
11.00%, 11/01/2015 - 144A	735	797
11.25%, 11/01/2015 - 144A Ώ	3,913	4,246
American Axle & Manufacturing Holdings, Inc.
5.25%, 02/11/2014	725	686
7.88%, 03/01/2017	1,165	1,155
9.25%, 01/15/2017 - 144A	2,130	2,332
Goodyear Tire & Rubber Co.
10.50%, 05/15/2016	800	906
Lear Corp.
7.88%, 03/15/2018	450	477
8.13%, 03/15/2020	555	593
Tower Automotive Holdings USA LLC
10.63%, 09/01/2017 - 144A	1,935	1,954
Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	1,395	1,454
Biotechnology - 0.1%
Talecris Biotherapeutics Holdings Corp.
7.75%, 11/15/2016	450	495
Building Products - 0.3%
Goodman Global, Inc.
13.50%, 02/15/2016	1,610	1,771
Chemicals - 3.2%
Celanese U.S. Holdings LLC
6.63%, 10/15/2018 - 144A	655	670
CF Industries Holdings, Inc.
6.88%, 05/01/2018	2,180	2,347
7.13%, 05/01/2020	1,625	1,777
Chemtura Corp.
7.88%, 09/01/2018 - 144A	1,520	1,588
Ineos Group Holdings PLC
8.50%, 02/15/2016 - 144A	2,570	2,175
Lyondell Chemical Co.
8.00%, 11/01/2017 - 144A	3,335	3,644
11.00%, 05/01/2018	1,295	1,433
Nalco Co.
8.25%, 05/15/2017	1,445	1,597
Nova Chemicals Corp.
8.38%, 11/01/2016	1,390	1,463
PolyOne Corp.
7.38%, 09/15/2020	440	454
Reichhold Industries, Inc.
9.00%, 08/15/2014 - 144A §	2,115	1,824
Scotts Miracle-Gro Co.
7.25%, 01/15/2018	460	485
Solutia, Inc.
8.75%, 11/01/2017	1,225	1,338
Vertellus Specialties, Inc.
9.38%, 10/01/2015 - 144A	890	923
Commercial Services & Supplies - 1.3%
ACCO Brands Corp.
10.63%, 03/15/2015	1,610	1,800
Casella Waste Systems, Inc.
11.00%, 07/15/2014	475	520
Interface, Inc.
11.38%, 11/01/2013	580	658
Interface, Inc. - Series B
9.50%, 02/01/2014	139	144
Koppers, Inc.
7.88%, 12/01/2019	550	573
RBS Global, Inc.
11.75%, 08/01/2016	870	931
RSC Equipment Rental, Inc.
10.25%, 11/15/2019	1,075	1,142
Servicemaster Co.
10.75%, 07/15/2015 - 144A Ώ	775	825
Trans Union LLC
11.38%, 06/15/2018 - 144A	1,680	1,912
Communications Equipment - 0.2%
Brocade Communications Systems, Inc.
6.63%, 01/15/2018	565	588
6.88%, 01/15/2020	565	593
Construction & Engineering - 0.3%
Esco Corp.
8.63%, 12/15/2013 - 144A	1,835	1,881
Construction Materials - 0.1%
Ply Gem Industries, Inc.
11.75%, 06/15/2013	655	701
RathGibson, Inc.
11.25%, 02/15/2014 Џ	2,145	23
Containers & Packaging - 0.7%
BWAY Holding Co.
10.00%, 06/15/2018 - 144A	1,140	1,234
Intertape Polymer U.S., Inc.
8.50%, 08/01/2014	1,055	899
Solo Cup Corp.
10.50%, 11/01/2013	2,280	2,360
Distributors - 0.2%
McJunkin Red Man Corp.
9.50%, 12/15/2016 - 144A	1,760	1,549

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Consumer Services - 3.5%
Education Management LLC
8.75%, 06/01/2014	$2,475	$2,463
10.25%, 06/01/2016	1,095	1,128
Express LLC
8.75%, 03/01/2018	3,510	3,703
Laureate Education, Inc.
10.00%, 08/15/2015 - 144A	5,980	6,100
10.25%, 08/15/2015 - 144A Ώ	7,789	7,951
11.75%, 08/15/2017 - 144A	2,070	2,184
Diversified Financial Services - 10.7%
Ally Financial, Inc.
7.00%, 02/01/2012	1,300	1,344
8.00%, 12/31/2018	2,655	2,728
8.00%, 11/01/2031	3,830	4,108
8.30%, 02/12/2015 - 144A	4,655	5,075
Ardagh Packaging Finance PLC
7.38%, 10/15/2017 - 144A	645	645
9.13%, 10/15/2020 - 144A	900	900
Buffalo Thunder Development Authority
9.38%, 12/15/2014 - 144A Џ	3,095	805
CCM Merger, Inc.
8.00%, 08/01/2013 - 144A	1,215	1,112
Ceva Group PLC
11.50%, 04/01/2018 - 144A	2,605	2,722
11.63%, 10/01/2016 - 144A	1,715	1,809
Chukchansi Economic Development Authority
4.12%, 11/15/2012 - 144A * §	935	538
CIT Group, Inc.
7.00%, 05/01/2014-05/01/2017	3,945	3,882
Escrow NCS Acquisition
10.00%, 02/15/2009 Ә	550	42
Ford Motor Credit Co., LLC
7.50%, 08/01/2012	2,490	2,643
8.00%, 12/15/2016	3,595	4,064
8.13%, 01/15/2020	2,175	2,499
12.00%, 05/15/2015	1,150	1,448
Fresenius U.S. Finance II, Inc.
9.00%, 07/15/2015 - 144A	450	513
Ineos Finance PLC
9.00%, 05/15/2015 - 144A	2,000	2,088
MCE Finance, Ltd.
10.25%, 05/15/2018 - 144A	1,725	1,919
Midwest Gaming Borrower LLC
11.63%, 04/15/2016 - 144A §	710	722
MU Finance PLC
8.38%, 02/01/2017 - 144A	1,790	1,745
Nielsen Finance LLC
11.50%, 05/01/2016	1,750	1,986
11.63%, 02/01/2014	1,825	2,071
12.50%, 08/01/2016 *	1,365	1,367
Petroplus Finance, Ltd.
6.75%, 05/01/2014 - 144A	255	233
7.00%, 05/01/2017 - 144A	1,645	1,431
9.38%, 09/15/2019 - 144A	2,250	2,048
Pinafore LLC
9.00%, 10/01/2018 - 144A	4,605	4,836
Pinnacle Foods Finance LLC
8.25%, 09/01/2017 - 144A	1,625	1,645
9.25%, 04/01/2015	1,000	1,040
9.25%, 04/01/2015 - 144A	1,590	1,654
Reynolds Group Issuer, Inc.
8.50%, 05/15/2018 - 144A	2,125	2,077
SSI Investments II
11.13%, 06/01/2018 - 144A	2,475	2,716
Universal City Development Partners, Ltd.
8.88%, 11/15/2015	2,665	2,748
10.88%, 11/15/2016	2,810	3,042
Diversified Telecommunication Services - 10.0%
Avaya, Inc.
9.75%, 11/01/2015	3,200	3,016
10.13%, 11/01/2015 Ώ	3,906	3,701
Clearwire Communications LLC
12.00%, 12/01/2015 - 144A	3,955	4,271
Intelsat Corp.
9.25%, 06/15/2016	635	677
Intelsat Jackson Holdings SA
7.25%, 10/15/2020 - 144A	1,640	1,648
9.50%, 06/15/2016	3,616	3,856
11.25%, 06/15/2016	5,550	6,035
11.50%, 06/15/2016	570	618
Intelsat Luxembourg SA
11.25%, 02/04/2017	720	771
11.50%, 02/04/2017 Ώ	1,105	1,198
Intelsat SA
6.50%, 11/01/2013	1,210	1,199
Muzak LLC
15.00%, 07/31/2014 Ώ	347	254
Sprint Capital Corp.
6.88%, 11/15/2028	3,050	2,791
6.90%, 05/01/2019	4,165	4,186
Telesat Canada
11.00%, 11/01/2015	6,620	7,480
12.50%, 11/01/2017	3,375	3,983
Virgin Media Finance PLC
9.13%, 08/15/2016	3,215	3,440
West Corp.
8.63%, 10/01/2018 - 144A	2,720	2,720
9.50%, 10/15/2014	3,625	3,793
Wind Acquisition Finance SA
10.75%, 12/01/2015 - 144A	2,070	2,192
11.75%, 07/15/2017 - 144A	3,185	3,569
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A Ώ	1,755	1,880
Windstream Corp.
7.88%, 11/01/2017	2,375	2,476
8.13%, 09/01/2018 - 144A	1,190	1,232
Electric Utilities - 0.4%
Calpine Construction Finance Co., LP
8.00%, 06/01/2016 - 144A	1,520	1,626
Dynegy Holdings, Inc.
7.63%, 10/15/2026	1,550	934
7.75%, 06/01/2019	670	459
Energy Equipment & Services - 0.4%
El Paso Tennessee Pipeline Co.
7.25%, 12/15/2025	2,885	2,772
Food & Staples Retailing - 0.2%
Rite Aid Corp.
8.00%, 08/15/2020 - 144A	1,630	1,654
Food Products - 2.1%
American Seafoods Group LLC
10.75%, 05/15/2016 - 144A	2,780	2,836

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Food Products - (continued)
ASG Consolidated LLC
15.00%, 05/15/2017 - 144A §	$1,265	$1,145
Dole Food Co., Inc.
13.88%, 03/15/2014	1,449	1,768
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	2,210	2,365
Smithfield Foods, Inc.
7.75%, 05/15/2013	720	744
10.00%, 07/15/2014 - 144A	955	1,098
U.S. Foodservice
10.75%, 06/30/2015 - 144A	4,230	4,314
Health Care Equipment & Supplies - 3.2%
Accellent, Inc.
8.38%, 02/01/2017	2,370	2,417
10.50%, 12/01/2013	2,035	2,055
Alere, Inc.
7.88%, 02/01/2016	1,395	1,426
9.00%, 05/15/2016	1,315	1,354
Biomet, Inc.
10.00%, 10/15/2017	200	221
10.38%, 10/15/2017 Ώ	2,050	2,276
11.63%, 10/15/2017	7,065	7,869
DJO Finance LLC
10.88%, 11/15/2014	3,735	4,062
Health Care Providers & Services - 3.9%
American Renal Holdings
8.38%, 05/15/2018 - 144A	435	448
Capella Healthcare, Inc.
9.25%, 07/01/2017 - 144A	2,210	2,365
HCA, Inc.
7.25%, 09/15/2020	2,200	2,354
9.25%, 11/15/2016	4,470	4,838
9.88%, 02/15/2017	1,500	1,658
inVentiv Health, Inc.
10.00%, 08/15/2018 - 144A	765	760
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 - 144A	820	836
Multiplan, Inc.
9.88%, 09/01/2018 - 144A	2,280	2,383
National Mentor Holdings, Inc.
11.25%, 07/01/2014	1,930	1,964
Res-Care, Inc.
7.75%, 10/15/2013	1,590	1,618
Rural/Metro Corp.
12.75%, 03/15/2016 *	1,815	1,938
U.S. Oncology, Inc.
9.13%, 08/15/2017	3,205	3,397
10.75%, 08/15/2014	1,775	1,846
UHS Escrow Corp.
7.00%, 10/01/2018 - 144A	330	340
Hotels, Restaurants & Leisure - 6.3%
Eldorado Casino Shreveport
10.00%, 08/01/2012 Ώ Ә	126	111
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 - 144A Џ	5,645	1
Greektown Holdings LLC (Escrow Shares)
10.75%, 12/01/2013 - 144A Ә	1,495	♦
Harrah’s Operating Co., Inc.
5.38%, 12/15/2013	900	821
5.63%, 06/01/2015	6,365	4,137
11.25%, 06/01/2017	3,240	3,548
12.75%, 04/15/2018 - 144A	2,250	2,098
Inn of the Mountain Gods Resort & Casino
12.00%, 11/15/2010 Џ	2,060	845
Majestic Holdco LLC
12.50%, 10/15/2011 - 144A Џ §	890	13
Mandalay Resort Group
6.38%, 12/15/2011	2,325	2,261
MGM Resorts International
6.75%, 09/01/2012	990	936
9.00%, 03/15/2020 - 144A	555	584
10.38%, 05/15/2014	1,175	1,307
11.13%, 11/15/2017	1,215	1,384
Mohegan Tribal Gaming Authority
6.88%, 02/15/2015	2,340	1,290
7.13%, 08/15/2014	2,225	1,302
8.00%, 04/01/2012	2,050	1,558
11.50%, 11/01/2017 - 144A	1,385	1,240
MTR Gaming Group, Inc. - Series B
12.63%, 07/15/2014	310	315
NPC International, Inc.
9.50%, 05/01/2014	2,065	2,106
Peninsula Gaming LLC
8.38%, 08/15/2015	335	348
10.75%, 08/15/2017	1,635	1,727
Pinnacle Entertainment, Inc.
7.50%, 06/15/2015	150	145
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	1,005	1,058
7.00%, 06/15/2013	1,655	1,740
7.25%, 06/15/2016 - 03/15/2018	970	999
San Pasqual Casino
8.00%, 09/15/2013 - 144A §	475	466
Seminole Hard Rock Entertainment, Inc.
2.75%, 03/15/2014 - 144A *	405	355
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015 - 144A §	2,435	2,201
Waterford Gaming LLC
8.63%, 09/15/2014 - 144A Ә §	2,721	2,172
WMG Acquisition Corp.
9.50%, 06/15/2016	2,335	2,498
Wynn Las Vegas LLC
7.75%, 08/15/2020 - 144A	2,170	2,289
Household Durables - 0.2%
Norcraft Cos., LP
10.50%, 12/15/2015	535	559
Sealy Mattress Co.
10.88%, 04/15/2016 - 144A	939	1,063
Household Products - 2.7%
Amscan Holdings, Inc.
8.75%, 05/01/2014	3,590	3,670
Diversey Holdings, Inc.
10.50%, 05/15/2020	2,346	2,687
Libbey Glass, Inc.
10.00%, 02/15/2015 - 144A	3,140	3,376
Spectrum Brands Holdings, Inc.
9.50%, 06/15/2018 - 144A	3,445	3,694
12.00%, 08/28/2019 Ώ	1,950	2,150
Yankee Acquisition Corp.
9.75%, 02/15/2017	2,040	2,122

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Independent Power Producers & Energy Traders - 1.1%
AES Corp.
8.75%, 05/15/2013 - 144A	$77	$78
NRG Energy, Inc.
7.38%, 02/01/2016	995	1,024
8.25%, 09/01/2020 - 144A	2,960	3,052
RRI Energy, Inc.
7.63%, 06/15/2014	210	208
7.88%, 06/15/2017	3,235	3,017
Industrial Conglomerates - 0.4%
Amsted Industries, Inc.
8.13%, 03/15/2018 - 144A	2,360	2,457
Insurance - 0.5%
Alliant Holdings I, Inc.
11.00%, 05/01/2015 - 144A	1,120	1,156
Hub International Holdings, Inc.
9.00%, 12/15/2014 - 144A	1,340	1,324
USI Holdings Corp.
4.15%, 11/15/2014 - 144A *	980	834
Internet & Catalog Retail - 0.4%
Ticketmaster Entertainment, Inc.
10.75%, 08/01/2016	2,585	2,831
IT Services - 1.2%
SunGard Data Systems, Inc.
10.63%, 05/15/2015	7,160	7,983
Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc.
8.00%, 09/15/2016	2,155	2,338
Patheon, Inc.
8.63%, 04/15/2017 - 144A	880	902
Machinery - 1.6%
Accuride Corp.
9.50%, 08/01/2018 - 144A	1,085	1,139
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,000	1,003
Chart Industries, Inc.
9.13%, 10/15/2015	850	866
Commercial Vehicle Group, Inc.
8.00%, 07/01/2013	710	611
Manitowoc Co., Inc.
9.50%, 02/15/2018	615	643
Mueller Water Products, Inc.
8.75%, 09/01/2020 - 144A	110	116
Navistar International Corp.
8.25%, 11/01/2021	3,025	3,228
Terex Corp.
10.88%, 06/01/2016	2,820	3,218
Media - 6.4%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049	1,305	18
10.25%, 06/15/2049 - 11/01/2049	1,460	21
AMC Entertainment, Inc.
8.00%, 03/01/2014	2,505	2,527
8.75%, 06/01/2019	535	564
11.00%, 02/01/2016	6,455	6,890
Cablevision Systems Corp.
7.75%, 04/15/2018	1,945	2,057
8.63%, 09/15/2017	550	605
Catalina Marketing Corp.
10.50%, 10/01/2015 - 144A Ώ	2,384	2,551
11.63%, 10/01/2017 - 144A * §	2,828	3,111
CCO Holdings LLC
7.88%, 04/30/2018 - 144A	550	571
8.13%, 04/30/2020 - 144A	555	588
Clear Channel Communications, Inc.
4.40%, 05/15/2011	1,495	1,456
5.00%, 03/15/2012	375	354
6.25%, 03/15/2011	7,425	7,368
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017	1,270	1,356
Lamar Media Corp.
7.88%, 04/15/2018	335	352
LBI Media, Inc.
11.00%, 10/15/2013 *	405	369
Live Nation Entertainment, Inc.
8.13%, 05/15/2018 - 144A	465	470
MediMedia USA, Inc.
11.38%, 11/15/2014 - 144A §	1,365	1,223
Rainbow National Services LLC
10.38%, 09/01/2014 - 144A	605	629
Regal Entertainment Group
9.13%, 08/15/2018	760	797
Sirius XM Radio, Inc.
8.75%, 04/01/2015 - 144A	1,390	1,477
9.75%, 09/01/2015 - 144A	1,135	1,250
Sitel LLC
11.50%, 04/01/2018 - 144A	680	544
XM Satellite Radio, Inc.
11.25%, 06/15/2013 - 144A	1,730	1,899
13.00%, 08/01/2013 - 144A	3,105	3,571
Metals & Mining - 1.7%
AK Steel Corp.
7.63%, 05/15/2020	905	916
FMG Finance Property, Ltd.
10.63%, 09/01/2016 - 144A	2,065	2,543
Novelis, Inc.
11.50%, 02/15/2015	675	771
Rain CII Carbon LLC
11.13%, 11/15/2015 - 144A	1,705	1,775
Teck Resources, Ltd.
10.75%, 05/15/2019	3,910	4,924
U.S. Steel Corp.
7.38%, 04/01/2020	560	584
Multiline Retail - 1.8%
General Nutrition Centers, Inc.
5.75%, 03/15/2014 Ώ	1,905	1,888
10.75%, 03/15/2015	4,520	4,633
Neiman-Marcus Group, Inc.
9.00%, 10/15/2015 Ώ	3,317	3,445
Sears Holdings Corp.
6.63%, 10/15/2018 - 144A	2,175	2,175
Multi-Utilities - 0.5%
MDC Partners, Inc.
11.00%, 11/01/2016 - 144A	2,960	3,167
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.
6.38%, 09/15/2017	2,715	2,992
Arch Coal, Inc.
7.25%, 10/01/2020	755	797
8.75%, 08/01/2016	655	722
Berry Petroleum Co.
10.25%, 06/01/2014	1,695	1,911

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels - (continued)
Bill Barrett Corp.
9.88%, 07/15/2016	$340	$371
Cloud Peak Energy Resources LLC
8.50%, 12/15/2019	2,735	2,933
Coffeyville Resources LLC
9.00%, 04/01/2015 - 144A	2,080	2,194
Compton Petroleum Finance Corp.
7.63%, 12/01/2013	2,020	1,757
Consol Energy, Inc.
8.00%, 04/01/2017 - 144A	1,335	1,445
8.25%, 04/01/2020 - 144A	1,120	1,224
Continental Resources, Inc.
7.13%, 04/01/2021 - 144A	545	567
7.38%, 10/01/2020 - 144A	230	243
Denbury Resources, Inc.
7.50%, 12/15/2015	1,200	1,245
8.25%, 02/15/2020	1,360	1,484
9.75%, 03/01/2016	3,875	4,350
El Paso Corp.
9.63%, 05/15/2012	1,405	1,506
Energy Transfer Equity, LP
7.50%, 10/15/2020	2,565	2,700
Expro Finance Luxembourg SCA
8.50%, 12/15/2016 - 144A	2,425	2,310
Forbes Energy Services LLC
11.00%, 02/15/2015	2,900	2,639
Harvest Operations Corp.
6.88%, 10/01/2017 - 144A	655	670
Holly Corp.
9.88%, 06/15/2017	1,510	1,599
Murray Energy Corp.
10.25%, 10/15/2015 - 144A	3,215	3,336
OPTI Canada, Inc.
7.88%, 12/15/2014	1,075	809
8.25%, 12/15/2014	1,635	1,243
Petroleum Development Corp.
12.00%, 02/15/2018	1,170	1,299
QEP Resources, Inc.
6.88%, 03/01/2021	1,360	1,472
Quicksilver Resources, Inc.
11.75%, 01/01/2016	3,590	4,209
Rosetta Resources, Inc.
9.50%, 04/15/2018	825	850
Sandridge Energy, Inc.
8.63%, 04/01/2015 Ώ	3,730	3,730
8.75%, 01/15/2020 - 144A	1,490	1,475
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 - 144A Ә	2,985	♦
SESI LLC
6.88%, 06/01/2014	290	292
United Refining Co.
10.50%, 08/15/2012	5,180	4,765
Paper & Forest Products - 1.7%
ABI Escrow Corp.
10.25%, 10/15/2018 - 144A	2,185	2,223
Boise Paper Holdings LLC
8.00%, 04/01/2020	445	461
9.00%, 11/01/2017	1,535	1,646
Domtar Corp.
10.75%, 06/01/2017	1,540	1,917
Verso Paper Holdings LLC
9.13%, 08/01/2014	1,555	1,559
Verso Paper Holdings LLC - Series B
4.03%, 08/01/2014 *	425	378
11.38%, 08/01/2016	3,725	3,348
Personal Products - 0.4%
NBTY, Inc.
9.00%, 10/01/2018 - 144A	540	567
Revlon Consumer Products Corp.
9.75%, 11/15/2015	2,150	2,258
Pharmaceuticals - 1.6%
Quintiles Transnational Corp.
9.50%, 12/30/2014 - 144A Ώ	5,125	5,266
Valeant Pharmaceuticals International, Inc.
6.75%, 10/01/2017 - 144A	1,115	1,137
7.00%, 10/01/2020 - 144A	1,675	1,713
7.63%, 03/15/2020 - 144A	760	965
8.38%, 06/15/2016	1,230	1,427
Real Estate Management & Development - 0.8%
CB Richard Ellis Services, Inc.
11.63%, 06/15/2017	4,465	5,168
Road & Rail - 1.8%
Avis Budget Car Rental LLC
9.63%, 03/15/2018	1,470	1,555
Greenbrier Cos., Inc.
8.38%, 05/15/2015	1,710	1,659
Hertz Corp.
7.50%, 10/15/2018 - 144A	1,475	1,475
8.88%, 01/01/2014	595	611
10.50%, 01/01/2016	635	675
Kansas City Southern de Mexico SA de CV
7.38%, 06/01/2014	805	833
7.63%, 12/01/2013	2,245	2,324
RSC Equipment Rental, Inc.
10.00%, 07/15/2017 - 144A	2,645	2,942
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc.
7.75%, 08/01/2020 - 144A	570	589
8.13%, 12/15/2017	840	886
Amkor Technology, Inc.
9.25%, 06/01/2016	4,565	4,896
Specialty Retail - 3.9%
Ltd. Brands, Inc.
8.50%, 06/15/2019	2,265	2,633
Michaels Stores, Inc.
0.00%, 11/01/2016 *	2,185	2,103
Sally Holdings LLC
10.50%, 11/15/2016	8,700	9,527
Toys “R” Us Inc.
7.38%, 09/01/2016 - 144A	1,440	1,465
7.88%, 04/15/2013	780	813
Toys “R” Us Property Co., I LLC
10.75%, 07/15/2017	8,415	9,509
Textiles, Apparel & Luxury Goods - 0.7%
Oxford Industries, Inc.
11.38%, 07/15/2015	2,110	2,374
Phillips-Van Heusen Corp.
7.75%, 11/15/2023	2,255	2,499

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Trading Companies & Distributors - 0.4%
United Rentals North America, Inc.
7.75%, 11/15/2013	$860	$871
10.88%, 06/15/2016	1,760	1,986
Transportation Infrastructure - 1.0%
CHC Helicopter SA
9.25%, 10/15/2020 - 144A	4,405	4,448
Swift Transportation Co., Inc.
12.50%, 05/15/2017 - 144A	1,200	1,208
Teekay Corp.
8.50%, 01/15/2020	1,225	1,334
Wireless Telecommunication Services - 1.5%
Digicel, Ltd.
8.25%, 09/01/2017 - 144A	965	1,013
12.00%, 04/01/2014 - 144A	1,445	1,683
Nextel Communications, Inc. - Series E
6.88%, 10/31/2013	100	101
NII Capital Corp.
8.88%, 12/15/2019	2,685	2,984
10.00%, 08/15/2016	2,380	2,707
SBA Telecommunications, Inc.
8.00%, 08/15/2016	985	1,059
8.25%, 08/15/2019	660	726

Total Corporate Debt Securities (cost $593,122)		620,753

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.
4.50%, 09/15/2010	18,815	1,602
Chesapeake Energy Corp.
5.00%,11/15/2010 - 144A	2,304	190

Total Convertible Preferred Stocks (cost $2,091)		1,792

PREFERRED STOCK - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XIII 7.88% *	21,818	545
Total Preferred Stock (cost $545)
COMMON STOCKS - 0.4%
Airlines - 0.0% ∞
Delta Air Lines, Inc. ‡	12,233	142
Construction Materials - 0.4%
Panolam Holdings Co. ‡ Ә § ±	1,803	1,053
RathGibson, Inc. ‡ Ә § ±	95,700	1,114
Hotels, Restaurants & Leisure - 0.0% ¥
Greektown Superholdings, Inc. ‡	1,131	100
Shreveport Gaming Holdings, Inc. Ә	889	16
Independent Power Producers & Energy Traders - 0.0% ∞
Mirant Corp. ‡ Ә § ±	550,000	♦
Mirant Corp. (Escrow Certificates) ‡ Ә § ±	1,220,000	♦
Media - 0.0% ¥
Dex One Corp. ‡	6,995	86
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. - Class A ‡	7,723	179
Verasun Energy Corp. (Escrow Shares) ‡ Ә	475,000	♦

Total Common Stocks (cost $4,523)		2,690

INVESTMENT COMPANY - 0.0% ¥
Diversified Financial Services - 0.0% ¥
Adelphia Recovery Trust	2,697,805	59
Total Investment Company (cost $2,666)
WARRANTS - 0.0% ¥
United States - 0.0% ¥
American Seafoods Group LLC ‡ § ±
Expiration: 05/15/2018
Exercise Price: $0.00	1,265	107
Reader’s Digest Association, Inc. ‡ Ә § ±
Expiration: 02/19/2014
Exercise Price: $0.00	13,112	♦
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	8,130	40

Total Warrants (cost $♦)		147

	Principal	Value

LOAN ASSIGNMENTS - 3.8%
Aerospace & Defense - 0.9%
Hawker Beechcraft Acquisition Co., LLC, 1st Lien
2.27%, 03/26/2014 *	$5,492	4,434
2.89%, 03/26/2014 *	328	265
Hawker Beechcraft Acquisition Co., LLC, T1
10.50%, 03/26/2014 *	1,525	1,511
Air Freight & Logistics - 0.1%
TNT NV, 1st Lien - Letter of Credit
3.88%, 11/04/2013	535	472
Automobiles - 0.2%
Ford Motor Co. 1st Lien
3.03%, 12/16/2013 *	1,576	1,544
Building Products - 0.3%
Panolam Industries International, Inc., 1st Lien
8.25%, 12/31/2013 *	1,146	1,008
Panolam Industries International, Inc., 2nd Lien
12.00%, 06/30/2014	864	782
Diversified Financial Services - 1.0%
Ceva Group PLC
3.26%, 11/04/2013 *	2,103	1,869
Pinafore LLC, Tranche B
0.00%, 09/21/2016 *	3,800	3,833
Veyance Technologies, Inc., 2nd Lien
6.01%, 07/13/2015 *	1,440	1,110
Electric Utilities - 0.6%
Texas Competitive Electric Holdings
Co., LLC, 1st Lien-B2
3.92%, 10/10/2014 *	4,996	3,875
Hotels, Restaurants & Leisure - 0.6%
BLB Worldwide Holdings, 2nd Lien
0.00%, 07/18/2012 Џ	2,010	25
Cannery Casino Resorts LLC, 2nd Lien
4.51%, 05/16/2014 *	860	690
Great Lakes Entertainment LLC
9.00%, 08/15/2012	1,092	1,054
Hit Entertainment, Inc., 2nd Lien
5.94%, 02/05/2013 *	3,260	2,160
Household Products - 0.2%
Reynolds Group Holdings, Inc.
0.00%, 05/05/2016 *	1,450	1,457
Multiline Retail - 0.2%
General Nutrition Centers, Inc., 1st Lien
2.53%, 09/16/2013	1,900	1,834

Total Loan Assignments (cost $29,423)		27,923

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

CONVERTIBLE BONDS - 0.4%
Automobiles - 0.2%
Ford Motor Co.
4.25%, 11/15/2016	$885	$1,321
Life Sciences Tools & Services - 0.1%
Kendle International, Inc.
3.38%, 07/15/2012	1,050	970
Media - 0.1%
Virgin Media, Inc.
6.50%, 11/15/2016	290	427

Total Convertible Bonds (cost $2,077)		2,718

REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $16,676 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $17,013	16,676	16,676

Total Repurchase Agreement (cost $16,676)
Total Investment Securities (cost $655,579) #		674,017
Other Assets and Liabilities — Net		(1,186)

Net Assets		$672,831

NOTES TO SCHEDULE OF INVESTMENTS:

∞	Percentage rounds to less than 0.1%.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

♦	Value and/or principal is less than $1.

Џ	In default.

*	Floating or variable rate note. Rate is listed as of 09/30/2010.

Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $4,508, or 0.67% of the portfolio’s net assets.

▲	Rate shown reflects the yield at 09/30/2010.

‡	Non-income producing security.

§	Illiquid. At 09/30/2010, illiquid investment securities aggregated $15,689, or 2.33% of the portfolio’s net assets.

#	Aggregate cost for federal income tax purposes is $655,579. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,229 and $32,791, respectively. Net unrealized appreciation for tax purposes is $18,438.

±	Restricted security. At 09/30/2010, the portfolio owned the following securities (representing 0.34% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value	Price*

Fontainebleau Resorts	06/01/2007	$3,827	$3,759	$ ♦	$ ¥

Description	Date of Acquisition	Shares	Cost	Value	Price*

Panolam Holdings Co.	12/29/2009	1,803	$3,080	$1,053	$0.58
RathGibson, Inc.	06/14/2010	95,700	508	1,114	0.01
Mirant Corp. (Escrow Certificates)	01/20/2006	1,770,000	♦	♦	¥
American Seafoods Group LLC	05/07/2010	1,265	♦	107	0.08
Reader’s Digest Association, Inc.	05/18/2010	13,112	♦	♦	¥

*	Price not rounded to thousands.

¥	Price rounds to less than $0.01.

♦	Value and/or cost is less than $1.
DEFINITION:
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $220,774, or 32.81%, of the portfolio’s net assets.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$714	$—	$714
Common Stocks	507	—	2,183	2,690
Convertible Bonds	—	2,718	—	2,718
Convertible Preferred Stocks	1,792	—	—	1,792
Corporate Debt Securities	—	618,428	2,325	620,753
Investment Companies	59	—	—	59
Loan Assignments	—	27,923	—	27,923
Preferred Corporate Debt Securities	—	—	♦	♦
Preferred Stocks	545	—	—	545
Repurchase Agreement	—	16,676	—	16,676
Warrants	—	147	—	147
Total	$2,903	$666,606	$4,508	$674,017
Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	09/30/2010
Common Stocks	$1,007	$508	$—	$(98)	$766	$—	$2,183
Corporate Debt Securities	2,823	(1,925)	2	(3,919)	4,623	721	2,325
Preferred Corporate Debt	♦	—	—	—	—	—	♦
Warrants	♦	—	—	—	—	—	♦
Total	$3,830	$(1,417)	$2	$(4,017)	$5,389	$721	$4,508

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Bond
3.50%, 02/15/2039	$275	$266
3.88%, 08/15/2040	250	258
7.25%, 08/15/2022	190	275
U.S. Treasury Note
0.38%, 08/31/2012-09/30/2012	170	170
0.63%, 07/31/2012	110	110
1.13%, 06/30/2011 δ	85	86
1.25%, 09/30/2015	165	165
1.75%, 04/15/2013	41	42
2.50%, 04/30/2015-06/30/2017	290	304
2.63%, 08/15/2020	911	920
2.75%, 05/31/2017	570	603
3.13%, 01/31/2017-04/30/2017	400	433
3.38%, 11/15/2019	20	22

Total U.S. Government Obligations (cost $3,543)		3,654

U.S. GOVERNMENT AGENCY OBLIGATIONS -10.6%
Fannie Mae
4.54% ▲, 10/09/2019	130	86
5.00%, 05/25/2018-08/01/2040	2,806	3,011
5.50%, 01/25/2034-10/01/2038	3,674	3,914
6.00%, 03/25/2029-04/01/2040	1,870	2,018
6.02%, 11/25/2010	600	602
6.50%, 07/01/2031-10/01/2031	14	16
7.00%, 01/01/2016-12/01/2016	47	50
7.50%, 09/01/2030-06/01/2031	17	19
Fannie Mae, TBA
4.00%	1,200	1,232
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A	350	394
Freddie Mac
5.50%, 11/01/2035	50	53
Freddie Mac, TBA
5.00%	100	105
Ginnie Mae
1.42%, 11/20/2059 *	478	497
4.50%, 03/15/2040	92	97
5.00%, 05/15/2040	100	107
7.00%, 01/15/2028	2	3
Resolution Funding Corp., Interest Strip
07/15/2018 §	250	206
10/15/2018 §	250	203
Tennessee Valley Authority
5.25%, 09/15/2039	60	70

Total U.S. Government Agency Obligations (cost $12,370)		12,683

FOREIGN GOVERNMENT OBLIGATION -0.2%
Japan Finance Corp.
2.88%, 02/02/2015	250	264
Total Foreign Government Obligation (cost $249)
MORTGAGE-BACKED SECURITIES - 6.3%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.68%, 02/25/2035 *	89	79
Banc of America Commercial Mortgage, Inc.
Series 2005-5, Class A4
5.12%, 10/10/2045 *	250	274
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.47%, 12/25/2046 *	1,163	271
Countrywide Alternative Loan Trust
Series 2005-56, Class 4A1
0.57%, 11/25/2035 *	644	362
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2005-R3, Class AF
0.66%, 09/25/2035 - 144A *	507	429
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class A4
5.54%, 12/10/2049	300	306
GMAC Mortgage Corp. Loan Trust
Series 2005-AR1, Class 3A
3.60%, 03/18/2035 *	497	457
GS Mortgage Securities Corp. II
Series 2001-1285, Class C
6.71%, 08/15/2018 - 144A	160	164
Impac CMB Trust
Series 2004-6, Class 1A1
1.06%, 10/25/2034 *	189	145
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
6.15%, 09/25/2037 *	420	361
IndyMac Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
5.31%, 08/25/2037 *	504	321
JPMorgan Mortgage Trust
Series 2004-A3, Class 1A1
2.64%, 07/25/2034 *	331	319
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 4A3
5.05%, 05/25/2034 *	215	218
Series 2005-A5, Class A3
2.75%, 06/25/2035 *	1,300	1,092
Merrill Lynch Mortgage Trust
Series 2006-C1, Class A4
5.84%, 05/12/2039 *	200	218
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.58%, 10/25/2028 *	144	138
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.99%, 08/13/2042	190	206
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 1A
0.71%, 07/25/2034 *	127	110
Prime Mortgage Trust
Series 2006-DR1, Class 1A1
5.50%, 05/25/2035 - 144A	483	471
Series 2006-DR1, Class 1A2
6.00%, 05/25/2035 - 144A	212	211
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.61%, 01/19/2034 *	262	217
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
6.10%, 02/15/2051	210	219
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - (continued)
WaMu Mortgage Pass-Through Certificates
Series 2005-AR13, Class A1A1
0.55%, 10/25/2045 *	$395	$320
Series 2005-AR13, Class A1B3
0.62%, 10/25/2045 *	423	255
Series 2005-AR15, Class A1A2
0.54%, 11/25/2045 *	495	363

Total Mortgage-Backed Securities (cost $9,496)		7,526

ASSET-BACKED SECURITIES - 3.9%
Accredited Mortgage Loan Trust
Series 2005-3, Class A1
0.50%, 09/25/2035 *	183	170
Avis Budget Rental Car Funding Aesop LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 - 144A	100	106
Bear Stearns Asset Backed Securities Trust
Series 2007-SD1, Class 1A3A
6.50%, 10/25/2036	2,516	1,804
Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8
0.39%, 08/15/2014 *	60	60
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022	393	407
Countrywide Asset-Backed Certificates
Series 2005-4, Class AF3
4.46%, 10/25/2035 *	95	95
Countrywide Home Equity Loan Trust
Series 2005-G, Class 2A
0.46%, 12/15/2035 *	268	108
CVS Pass-Through Trust
6.94%, 01/10/2030	245	276
Delta Air Lines, Inc., Pass-Through Trust
Series 2000-1, Class A-2
7.57%, 11/18/2010	300	303
Series 2007-1, Class A
6.82%, 08/10/2022	81	85
Education Funding Capital Trust I
Series 2003-3, Class A7
2.43%, 12/15/2042 *	150	141
GSAMP Trust
Series 2006-SD2, Class A1
0.37%, 05/25/2046 - 144A *	171	167
Hertz Corp.
Series 2009-2A, Class A2
5.29%, 03/25/2016 - 144A	120	132
Lehman XS Trust
Series 2005-5N, Class 1A1
0.56%, 11/25/2035 *	324	229
Series 2005-7N, Class 1A1B
0.56%, 12/25/2035 *	260	84
Series 2006-GP4, Class 3A1A
0.33%, 08/25/2046 *	58	57
Nelnet Student Loan Trust
Series 2008-4, Class A4
1.98%, 04/25/2017 *	170	175
Santander Drive Auto Receivables Trust
Series 2010-2, Class B
2.24%, 12/15/2014	110	110
Series 2010-2, Class C
3.89%, 07/17/2017	130	130
UAL Pass-Through Trust
Series 2009-2A
9.75%, 01/15/2017	48	52

Total Asset-Backed Securities (cost $5,725)		4,691

MUNICIPAL GOVERNMENT OBLIGATIONS -0.8%
Municipal Electrical Authority of Georgia Build America Bonds
6.64%, 04/01/2057	50	53
North Texas Higher Education Authority, Inc.
1.46%, 07/01/2030	100	100
State of California -Build America Bonds
7.30%, 10/01/2039	60	64
Virginia Housing Development Authority
Series 2006-C - Class CTFS
6.00%, 06/25/2034	721	723

Total Municipal Government Obligations (cost $920)		940

PREFERRED CORPORATE DEBT SECURITIES -1.2%
Capital Markets - 0.1%
Credit Suisse
5.86%, 05/15/2017 * Ž	90	86
Goldman Sachs Capital II
5.79%, 06/01/2012 * Ž	20	17
Lehman Brothers Holdings Capital Trust VII
5.86%, 05/31/2012 * Ž Џ § ±	200	♦
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 Џ	120	♦
Commercial Banks - 0.6%
BAC Capital Trust XIV
5.63%, 03/15/2012 * Ž	10	7
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	75	98
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 * Ž	100	74
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/2016 - 144A * Ž	200	131
Wachovia Capital Trust III
5.80%, 03/15/2011 * Ž	150	132
Wells Fargo Capital X
5.95%, 12/15/2036	130	127
Wells Fargo Capital XV
9.75%, 09/26/2013 * Ž	140	153
Diversified Financial Services - 0.5%
ILFC E-Capital Trust II
6.25%, 12/21/2065 - 144A *	250	169
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/2016 * Ž	170	170
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/2015 - 144A * Ž	235	230

Total Preferred Corporate Debt Securities (cost $1,829)		1,394

CORPORATE DEBT SECURITIES -12.9%
Aerospace & Defense - 0.1%
Boeing Co.
4.88%, 02/15/2020	90	103
Automobiles - 0.4%
Daimler Finance North America LLC
5.88%, 03/15/2011	300	306
Motors Liquidation Co.
8.25%, 07/15/2023 Џ	470	152
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020	$120	$135
Biotechnology - 0.1%
FMC Finance III SA
6.88%, 07/15/2017	120	128
Capital Markets - 0.8%
BP Capital Markets PLC
3.13%, 03/10/2012	30	31
5.25%, 11/07/2013	100	109
Goldman Sachs Group, Inc.
3.63%, 08/01/2012	20	21
4.75%, 07/15/2013	10	11
5.38%, 03/15/2020	60	63
5.45%, 11/01/2012	90	97
Lehman Brothers Holdings, Inc.
5.25%, 02/06/2012 Џ	100	22
Lehman Brothers Holdings, Inc. - Series I
6.75%,12/28/2017 Џ	480	♦
Morgan Stanley - Series F
0.97%, 10/18/2016 *	100	88
5.63%, 01/09/2012	260	274
UBS AG
3.88%, 01/15/2015	260	271
Chemicals - 0.0% ∞
Westlake Chemical Corp.
6.63%, 01/15/2016	17	17
Commercial Banks - 2.1%
Bank Nederlandse Gemeenten
1.75%, 10/06/2015 - 144A	315	312
Barclays Bank PLC
5.20%, 07/10/2014	120	133
Cie de Financement Foncier
2.50%, 09/16/2015 - 144A	200	201
Commonwealth Bank of Australia
3.75%, 10/15/2014 - 144A	80	85
5.00%, 10/15/2019 - 144A	30	33
Credit Agricole SA
8.38%, 10/13/2019 - 144A * Ž	180	193
Eksportfinans ASA
2.00%, 09/15/2015	310	311
Glitnir Banki HF
6.33%, 07/28/2011 – 144A Џ §	160	49
6.69%, 06/15/2016 - 144A * Џ Ә §	380	♦
Kreditanstalt fuer Wiederaufbau
2.75%, 09/08/2020	35	35
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A Џ §	140	15
Lloyds TSB Bank PLC
4.38%, 01/12/2015 - 144A	120	123
5.80%, 01/13/2020 - 144A	100	105
Nordea Bank AB
3.70%, 11/13/2014 - 144A	110	116
4.88%, 01/27/2020 - 144A	100	108
Royal Bank of Scotland Group PLC
6.40%, 10/21/2019	110	120
Santander Issuances S.A. Unipersonal
5.81%, 06/20/2016 - 144A *	260	253
Toronto-Dominion Bank
2.20%, 07/29/2015 - 144A	165	167
Wachovia Corp.
5.25%, 08/01/2014	100	109
Consumer Finance - 0.5%
American Express Co.
6.80%, 09/01/2066 *	190	190
SLM Corp.
5.00%, 10/01/2013-04/15/2015	235	230
5.05%, 11/14/2014	60	57
5.63%, 08/01/2033	45	35
8.00%, 03/25/2020	120	119
Containers & Packaging - 0.0% ∞
Ball Corp.
6.75%, 09/15/2020	50	53
Diversified Consumer Services - 0.0% ∞
Service Corp., International
7.50%, 04/01/2027	35	33
Diversified Financial Services - 3.1%
Ally Financial, Inc.
1.75%, 10/30/2012	150	153
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	40	41
Bank of America Corp.
4.50%, 04/01/2015	190	199
5.42%, 03/15/2017	30	31
5.63%, 07/01/2020	100	106
7.40%, 01/15/2011	80	81
Boeing Capital Corp.
4.70%, 10/27/2019	50	56
Caterpillar Financial Services Corp. - Series F
6.20%, 09/30/2013	210	240
Citigroup, Inc.
4.75%, 05/19/2015	60	63
5.00%, 09/15/2014	330	343
5.38%, 08/09/2020	100	103
5.50%, 10/15/2014	40	43
6.01%, 01/15/2015	130	143
6.38%, 08/12/2014	50	56
6.88%, 03/05/2038	300	335
Diageo Capital PLC
4.83%, 07/15/2020	310	348
General Electric Capital Corp.
6.00%, 08/07/2019	90	101
General Electric Capital Corp.- Series A
6.88%, 01/10/2039	350	402
JPMorgan Chase & Co.
5.13%, 09/15/2014	200	219
5.15%, 10/01/2015	40	44
6.13%, 06/27/2017	220	249
Kaupthing Bank Hf
7.13%, 05/19/2016 -144A Џ Ә §	130	♦
7.63%, 02/28/2015 -144A Џ §	710	190
Reynolds Group Issuer, Inc.
7.75%, 10/15/2016 - 144A	100	102
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
6.55%, 02/15/2039	20	23
Deutsche Telekom International Finance BV
5.75%, 03/23/2016	80	92
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Telecommunication Services - (continued)
Intelsat Jackson Holdings SA
8.50%, 11/01/2019 - 144A	$50	$54
Sprint Capital Corp.
8.75%, 03/15/2032	60	63
Telecom Italia Capital SA
5.25%, 10/01/2015	130	140
Telefonica Emisiones SAU
5.13%, 04/27/2020	90	98
Verizon Communications, Inc.
8.95%, 03/01/2039	10	15
Verizon New York, Inc.- Series A
6.88%, 04/01/2012	300	325
Windstream Corp.
8.63%, 08/01/2016	140	148
Electric Utilities - 0.5%
Energy Future Holdings Corp.
11.25%, 11/01/2017 Ώ	88	38
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020	211	210
FirstEnergy Corp. - Series B
6.45%, 11/15/2011	7	7
FirstEnergy Corp. - Series C
7.38%, 11/15/2031	175	190
Pacific Gas & Electric Co.
5.80%, 03/01/2037	60	67
6.05%, 03/01/2034	20	23
8.25%, 10/15/2018	40	53
Energy Equipment & Services - 0.3%
Cie Generale de Geophysique-Veritas
7.50%, 05/15/2015	80	81
7.75%, 05/15/2017	40	41
Complete Production Services, Inc.
8.00%, 12/15/2016	105	108
Enterprise Products Operating LLC
9.75%, 01/31/2014	110	135
Food & Staples Retailing - 0.1%
Delhaize America LLC
9.00%, 04/15/2031	93	131
Food Products - 0.1%
Kraft Foods, Inc.
5.38%, 02/10/2020	110	123
Health Care Equipment & Supplies - 0.0% ∞
Medtronic, Inc.
4.45%, 03/15/2020	40	44
Health Care Providers & Services - 0.3%
DaVita, Inc.
6.63%, 03/15/2013	58	59
HCA, Inc.
6.30%, 10/01/2012	6	6
9.13%, 11/15/2014	20	21
Humana, Inc.
7.20%, 06/15/2018	50	58
Tenet Healthcare Corp.
9.00%, 05/01/2015	45	49
10.00%, 05/01/2018	45	51
WellPoint, Inc.
5.88%, 06/15/2017	20	23
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.
6.75%, 04/15/2014	25	22
7.13%, 02/01/2016	80	68
Inn of the Mountain Gods Resort & Casino
12.00%, 11/15/2010 Џ §	30	12
MGM Resorts International
6.63%, 07/15/2015	5	4
7.63%, 01/15/2017	10	8
13.00%, 11/15/2013	9	11
Mohegan Tribal Gaming Authority
6.13%, 02/15/2013	15	12
Station Casinos, Inc.
6.88%, 03/01/2016 Џ §	10	♦
7.75%, 08/15/2016 Џ §	90	♦
Independent Power Producers & Energy Traders - 0.1%
AES Corp.
7.75%, 10/15/2015	80	85
Edison Mission Energy
7.00%, 05/15/2017	70	51
NRG Energy, Inc.
7.38%, 01/15/2017	10	10
Insurance - 0.4%
American International Group, Inc.
5.85%, 01/16/2018	40	41
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	100	106
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 - 144A	80	98
Travelers Cos., Inc.
6.25%, 03/15/2037 *	250	241
Media - 0.4%
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/2015 - 144A	10	10
Comcast Corp.
6.40%, 03/01/2040	109	120
CSC Holdings LLC
8.63%, 02/15/2019	5	6
DISH DBS Corp.
7.00%, 10/01/2013	30	32
News America, Inc.
6.65%, 11/15/2037	10	12
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	80	105
Sun Media Corp.
7.63%, 02/15/2013	30	30
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	80	104
Time Warner, Inc.
4.70%, 01/15/2021	30	32
6.10%, 07/15/2040	20	22
Metals & Mining - 0.5%
Alcoa, Inc.
6.00%, 07/15/2013	10	11
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/2017	190	213
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018	150	181
Steel Dynamics, Inc.
6.75%, 04/01/2015	65	66
Vale Overseas, Ltd.
6.88%, 11/21/2036	101	115
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Multiline Retail - 0.0% ∞
JC Penney Corp., Inc.
7.40%, 04/01/2037	$20	$20
Multi-Utilities - 0.1%
Dominion Resources, Inc. - Series D
8.88%, 01/15/2019	80	109
Oil, Gas & Consumable Fuels - 1.5%
Apache Corp.
6.00%, 09/15/2013	150	168
Chesapeake Energy Corp.
6.50%, 08/15/2017	25	26
7.25%, 12/15/2018	5	5
ConocoPhillips
6.50%, 02/01/2039	80	100
ConocoPhillips Holding Co.
6.95%, 04/15/2029	40	51
Consol Energy, Inc.
8.25%, 04/01/2020 - 144A	40	44
El Paso Corp.
7.80%, 08/01/2031	86	89
El Paso Natural Gas Co.
8.38%, 06/15/2032	70	85
Hess Corp.
7.30%, 08/15/2031	20	25
7.88%, 10/01/2029	20	26
8.13%, 02/15/2019	90	118
Kinder Morgan Energy Partners, LP
5.85%, 09/15/2012	50	54
6.75%, 03/15/2011	190	196
Occidental Petroleum Corp.
7.00%, 11/01/2013	150	177
Opti Canada, Inc.
7.88%, 12/15/2014	10	8
Pemex Project Funding Master Trust
6.63%, 06/15/2035	147	161
Petrobras International Finance Co.
5.75%, 01/20/2020	42	46
6.13%, 10/06/2016	50	56
Sandridge Energy, Inc.
8.75%, 01/15/2020 -144A	60	59
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 Ә	25	♦
Shell International Finance BV
4.38%, 03/25/2020	10	11
6.38%, 12/15/2038	80	101
Williams Cos., Inc.
8.75%, 03/15/2032	15	19
Williams Cos., Inc. -Series A
7.50%, 01/15/2031	71	80
XTO Energy, Inc.
6.50%, 12/15/2018	15	19
Pharmaceuticals -0.1%
Wyeth
5.95%, 04/01/2037	110	130
Real Estate Management & Development - 0.2%
Realogy Corp.
10.50%, 04/15/2014	230	196
Semiconductors & Semiconductor Equipment - 0.0% ∞
MagnaChip Semiconductor S.A.
1.00%, 12/15/2049 Ә	1	♦
National Semiconductor Corp.
6.60%, 06/15/2017	10	12
Tobacco - 0.2%
Altria Group, Inc.
8.50%, 11/10/2013	70	84
Reynolds American, Inc.
6.75%, 06/15/2017	100	113
Wireless Telecommunication Services - 0.0% ∞
America Movil SAB de CV
5.63%, 11/15/2017	50	56

Total Corporate Debt Securities (cost $16,580)		15,409

	Shares	Value

COMMON STOCKS - 59.7%
Aerospace & Defense - 1.8%
Boeing Co.	2,351	156
Honeywell International, Inc.	16,375	720
Northrop Grumman Corp.	2,900	176
United Technologies Corp.	16,437	1,171
Airlines - 0.2%
Southwest Airlines Co.	14,400	188
Auto Components - 0.5%
Johnson Controls, Inc.	17,626	538
Automobiles - 0.1%
Ford Motor Co. ‡	6,800	83
Beverages - 1.2%
Coca-Cola Co.	19,531	1,143
PepsiCo, Inc.	4,991	332
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. ‡	2,300	148
Biogen Idec, Inc. ‡	7,174	403
Celgene Corp. ‡	10,460	602
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	4,700	679
Morgan Stanley	15,500	383
State Street Corp.	14,400	542
Chemicals - 1.4%
Air Products & Chemicals, Inc.	1,500	124
Dow Chemical Co.	18,478	507
E.I. du Pont de Nemours & Co.	18,535	827
PPG Industries, Inc.	3,400	248
Commercial Banks - 1.8%
BB&T Corp.	9,999	241
Huntington Bancshares, Inc.	17,000	96
Regions Financial Corp.	11,200	81
SVB Financial Group ‡	2,400	102
U.S. Bancorp	18,776	406
Wells Fargo & Co.	43,372	1,090
Zions Bancorporation	6,900	147
Communications Equipment - 1.5%
Cisco Systems, Inc. ‡	45,643	1,000
Juniper Networks, Inc. ‡	3,700	112
QUALCOMM, Inc.	14,135	638
Computers & Peripherals - 2.9%
Apple, Inc. ‡	7,616	2,161
EMC Corp. ‡	12,428	252
Hewlett-Packard Co.	17,503	736
NetApp, Inc. ‡	3,000	149
SanDisk Corp. ‡	3,600	132
Consumer Finance - 0.9%
American Express Co.	21,000	883
Capital One Financial Corp.	6,329	250
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Diversified Consumer Services - 0.0% ∞
Apollo Group, Inc. -Class A ‡	1,008	$52
Diversified Financial Services - 1.9%
Bank of America Corp.	89,788	1,177
Citigroup, Inc. ‡	218,114	851
CME Group, Inc. -Class A	725	189
NYSE Euronext	2,500	71
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	36,317	1,040
Frontier Communications Corp.	15,717	128
Verizon Communications, Inc.	29,436	959
Electric Utilities - 1.2%
American Electric Power Co., Inc.	3,200	116
Edison International	1,200	41
Entergy Corp.	3,100	237
Exelon Corp.	1,400	60
FirstEnergy Corp.	5,600	216
Nextera Energy, Inc.	6,400	347
Northeast Utilities	700	21
PPL Corp.	5,129	140
Southern Co.	8,000	298
Electronic Equipment & Instruments - 0.3%
Corning, Inc.	22,800	417
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	9,900	422
FMC Technologies, Inc. ‡	600	41
Helmerich & Payne, Inc.	2,000	81
Schlumberger, Ltd.	5,484	338
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	10,617	334
Kroger Co.	9,800	212
Sysco Corp.	4,700	134
Walgreen Co.	1,727	58
Wal-Mart Stores, Inc.	13,560	726
Food Products - 1.2%
Archer-Daniels-Midland Co.	6,714	214
ConAgra Foods, Inc.	6,300	138
General Mills, Inc.	12,300	450
Kellogg Co.	4,800	242
Kraft Foods, Inc. - Class A	11,204	346
Sara Lee Corp.	4,300	58
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson and Co.	1,700	126
Covidien PLC	7,000	281
Medtronic, Inc.	5,527	186
St. Jude Medical, Inc. ‡	1,600	63
Health Care Providers & Services - 1.3%
Aetna, Inc.	5,600	177
Cardinal Health, Inc.	3,306	109
CIGNA Corp.	1,700	61
DaVita, Inc. ‡	1,200	83
Humana, Inc. ‡	700	35
McKesson Corp.	1,700	105
Medco Health Solutions, Inc. ‡	7,502	391
Quest Diagnostics, Inc.	900	45
UnitedHealth Group, Inc.	2,233	78
WellPoint, Inc. ‡	7,959	451
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	3,903	149
Darden Restaurants, Inc.	4,000	171
McDonald’s Corp.	5,300	395
Wyndham Worldwide Corp.	4,000	110
Household Durables - 0.2%
Lennar Corp. - Class A	7,400	113
Newell Rubbermaid, Inc.	4,300	77
NVR, Inc. ‡	100	65
Stanley Black & Decker, Inc.	600	37
Household Products - 1.9%
Colgate-Palmolive Co.	6,500	500
Procter & Gamble Co.	27,170	1,629
Independent Power Producers & Energy Traders - 0.1%
AES Corp. ‡	9,500	108
Industrial Conglomerates -1.8%
3M Co.	8,190	710
General Electric Co.	64,066	1,041
Textron, Inc.	5,400	111
Tyco International, Ltd.	9,600	353
Insurance - 2.4%
ACE, Ltd.	8,700	507
Aflac, Inc.	4,998	258
Allstate Corp.	3,700	117
Berkshire Hathaway, Inc. - Class B ‡	9,396	777
Lincoln National Corp.	4,123	99
Loews Corp.	1,400	53
MetLife, Inc.	13,933	536
Prudential Financial, Inc.	4,383	237
RenaissanceRe Holdings, Ltd.	900	54
XL Group PLC - Class A	2,600	56
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. ‡	2,923	459
Expedia, Inc.	3,600	102
Internet Software & Services - 0.6%
Google, Inc. - Class A ‡	1,261	663
IT Services - 2.0%
Cognizant Technology Solutions Corp. -
Class A ‡	6,400	413
Computer Sciences Corp.	1,871	86
International Business Machines Corp.	11,802	1,583
Mastercard, Inc. - Class A	600	134
Visa, Inc. - Class A	1,600	119
Western Union Co.	4,600	81
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	3,900	174
Mattel, Inc.	8,000	187
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. ‡	5,800	278
Machinery - 1.2%
Cummins, Inc.	800	72
Deere & Co.	5,600	391
PACCAR, Inc.	12,611	607
Parker Hannifin Corp.	4,550	319
Media - 1.9%
Comcast Corp. - Class A	12,764	231
DIRECTV - Class A ‡	2,605	108
Gannett Co., Inc.	15,700	192
Time Warner, Inc.	28,937	887
Walt Disney Co.	26,783	887
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Metals & Mining - 0.7%
Alcoa, Inc.	11,500	$139
Cliffs Natural Resources, Inc.	1,300	83
Freeport-McMoRan Copper & Gold, Inc.	6,388	546
Newmont Mining Corp.	1,000	63
Multiline Retail - 0.9%
Family Dollar Stores, Inc.	1,500	66
Kohl’s Corp. ‡	4,500	237
Macy’s, Inc.	13,200	305
Nordstrom, Inc.	4,400	164
Target Corp.	5,300	283
Multi-Utilities - 1.0%
Ameren Corp.	3,700	105
CMS Energy Corp.	7,600	137
PG&E Corp.	5,300	241
Scana Corp.	5,700	230
Sempra Energy	3,100	167
Xcel Energy, Inc.	13,800	316
Oil, Gas & Consumable Fuels - 5.6%
Apache Corp.	6,248	611
Chevron Corp.	20,135	1,632
ConocoPhillips	11,563	664
Devon Energy Corp.	2,800	181
El Paso Corp.	13,100	162
EOG Resources, Inc.	7,900	734
Exxon Mobil Corp.	31,930	1,974
Occidental Petroleum Corp.	8,335	653
Peabody Energy Corp.	1,600	78
SemGroup Corp. - Class A ‡	64	1
Pharmaceuticals - 4.1%
Abbott Laboratories	23,142	1,209
Bristol-Myers Squibb Co.	6,100	165
Johnson & Johnson	10,008	620
Merck & Co., Inc.	40,932	1,507
Mylan, Inc. ‡	6,800	128
Pfizer, Inc.	70,636	1,213
Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co. - Class A	4,600	98
Digital Realty Trust, Inc.	5,200	320
Duke Realty Corp.	9,800	114
Essex Property Trust, Inc.	300	33
Health Care, Inc.	800	38
Kimco Realty Corp.	500	8
Omega Healthcare Investors, Inc.	4,400	99
Pennsylvania	10,000	119
Plum Creek Timber Co., Inc.	1,100	39
Road & Rail - 1.4%
CSX Corp.	15,900	879
Norfolk Southern Corp.	13,200	786
Semiconductors & Semiconductor Equipment -1.3%
Analog Devices, Inc.	8,300	260
Broadcom Corp. - Class A	15,900	564
Intel Corp.	10,003	192
Intersil Corp. - Class A	8,500	99
Novellus Systems, Inc. ‡	4,500	120
Xilinx, Inc.	12,600	335
Software - 2.1%
Adobe Systems, Inc. ‡	6,796	178
Citrix Systems, Inc. ‡	1,300	89
Microsoft Corp.	57,426	1,405
Oracle Corp.	32,503	873
Specialty Retail - 1.2%
AutoZone, Inc. ‡	1,800	412
GameStop Corp. - Class A ‡	9,200	181
Lowe’s Cos., Inc.	12,100	270
RadioShack Corp.	700	15
Ross Stores, Inc.	2,600	142
Staples, Inc.	6,700	140
Tiffany & Co.	1,100	52
TJX Cos., Inc.	6,100	272
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	10,900	468
Tobacco - 1.2%
Altria Group, Inc.	12,000	288
Philip Morris International, Inc.	20,331	1,139
Wireless Telecommunication Services - 0.6%
American Tower Corp. - Class A ‡	5,700	292
Sprint Nextel Corp. ‡	90,986	421

Total Common Stocks (cost $69,113)		71,381

PREFERRED STOCKS - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XII
8.50%, 03/30/2040 *	2,850	76
U.S. Government Agency Obligation - 0.0% ∞
Fannie Mae, 7.00% ▲ *	600	♦
Fannie Mae, 8.25% *	10,800	5
Freddie Mac, 8.38% *	14,925	6

Total Preferred Stocks (cost $746)		87

WARRANT - 0.0% ∞
United States - 0.0% ∞
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	68	♦
Total Warrant (cost $♦)

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
5-Year U.S. Treasury Note	$3	2
Call Strike $121.00
Expires 11/26/2010
Put Options 0.0% ∞
5-Year U.S. Treasury Note	3	♦
Put Strike $117.00
Expires 11/26/2010

Total Purchased Options (cost $2)		2

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $1,078 on 10/01/2010. Collateralized by U.S. Government Obligations, 2.50%, due 04/30/2015, and with a total value of $1,103	$1,078	$1,078
Total Repurchase Agreement (cost $1,078)

Total Investment Securities (cost $121,651) #		119,109
Other Assets and Liabilities — Net		315

Net Assets		$119,424

SECURITIES SOLD SHORT — (4.3%)
Fannie Mae, TBA
5.00%	(1,600)	(1,683)
5.50%	(2,400)	(2,549)
6.00%	(800)	(858)

Total Securities Sold Short (proceeds $5,092)		$(5,090)

FUTURES CONTRACTS: Ф
				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	69	12/21/2010	$(14)
2-Year U.S. Treasury Note	Short	(12)	12/31/2010	♦
30-Year U.S. Treasury Bond	Long	10	12/21/2010	8
5-Year U.S. Treasury Note	Short	(23)	12/31/2010	(1)
90-Day Euro	Long	18	12/19/2011	14
German Euro BUND	Long	2	12/08/2010	2
S&P 500 E-Mini Index	Long	10	12/17/2010	16
Ultra Long U.S. Treasury Bond	Short	(2)	12/21/2010	1

				$26

NOTES TO SCHEDULE OF INVESTMENTS:
Ф	Cash in the amount of $115 has been segregated with the broker to cover margin requirements for open futures contracts.

δ	All or a portion of this security is segregated with the broker to cover margin requirements for open futures contracts. The value of these securities at 09/30/2010 is $86.

*	Floating or variable rate note. Rate is listed as of 09/30/2010.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

♦	Value and/or principal is less than $1.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of less than $1, or less than 0.01% of the portfolio’s net assets.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2010.

§	Illiquid. At 09/30/2010, illiquid investment securities aggregated $675, or 0.57% of the portfolio’s net assets.

#	Aggregate cost for federal income tax purposes is $121,651. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,616 and $9,158, respectively. Net unrealized depreciation for tax purposes is $2,542.

±	Restricted security. At 09/30/2010, the portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value		Price*

Lehman Brothers Holdings Capital Trust VII	07/13/2007	$200	$195	$	♦	$	¥

*	Price not rounded to thousands.

¥	Price rounds to less than $0.01

♦	Value is less than $1.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $5,060, or 4.24%, of the portfolio’s net assets.

TBA	To Be Announced
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$4,691		$—	$4,691
Common Stocks	71,028	353		—	71,381
Corporate Debt Securities	—	15,409		♦	15,409
Foreign Government Obligations	—	264		—	264
Mortgage-Backed Securities	—	7,526		—	7,526
Municipal Government Obligations	—	940		—	940
Preferred Corporate Debt Securities	—	1,394		—	1,394
Preferred Stocks	87	—		—	87
Purchased Options	—	2		—	2
Repurchase Agreement	—	1,078		—	1,078
U.S. Government Agency Obligations	—	12,683		—	12,683
U.S. Government Obligations	—	3,654		—	3,654
Warrants	—	♦		—	♦

Total	$71,115	$47,994	$	♦	$119,109

Securities Sold Short	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$(5,090)	$—	$(5,090)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$41	$—	$—	$41
Futures Contracts — Depreciation	(15)	—	—	(15)

Total	$26	$—	$—	$26
Level 3 Rollforward

	Beginning						Net Transfers	Ending
	Balance at	Net		Accrued	Total Realized	Total Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)		Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	09/30/2010
Corporate Debt Securities	$1	$ ( ♦	)	$—	$—	$(1)	$ ♦	$ ♦

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Large Value Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.9%
Aerospace & Defense - 3.0%
General Dynamics Corp. ^	72,700	$4,566
Lockheed Martin Corp. ^	80,500	5,738
Northrop Grumman Corp. ^	200,000	12,126
Raytheon Co.	138,100	6,313
Automobiles - 0.4%
Ford Motor Co. ‡ ^	294,900	3,610
Biotechnology - 2.8%
Amgen, Inc. ‡	289,400	15,949
Biogen Idec, Inc. ‡ ^	198,200	11,123
Capital Markets - 2.9%
Ameriprise Financial, Inc. ^	229,000	10,839
Franklin Resources, Inc. ^	84,100	8,990
Morgan Stanley	142,300	3,512
T. Rowe Price Group, Inc. ^	92,600	4,636
Chemicals - 2.5%
Ashland, Inc.	83,500	4,072
Cabot Corp.	219,300	7,144
Cytec Industries, Inc. ^	99,600	5,615
Eastman Chemical Co.	90,700	6,712
Commercial Banks - 4.9%
Credicorp, Ltd. ^	84,200	9,590
PNC Financial Services Group, Inc. ^	158,800	8,243
Wells Fargo & Co. ^	1,137,500	28,586
Communications Equipment - 1.1%
Harris Corp. ^	11,500	509
Research In Motion, Ltd. ‡ ^	204,100	9,938
Construction & Engineering - 1.0%
KBR, Inc. ^	375,000	9,240
Consumer Finance - 1.2%
Capital One Financial Corp.	296,000	11,707
Diversified Consumer Services - 1.7%
Apollo Group, Inc. - Class A ‡ ^	161,600	8,298
ITT Educational Services, Inc. ‡ ^	106,200	7,463
Diversified Financial Services - 5.6%
Bank of America Corp. ^	844,200	11,067
CME Group, Inc. - Class A	13,000	3,386
JPMorgan Chase & Co.	924,900	35,211
NYSE Euronext ^	147,300	4,208
Diversified Telecommunication Services - 4.3%
AT&T, Inc. ^	1,005,500	28,758
Verizon Communications, Inc. ^	372,600	12,143
Electric Utilities - 4.1%
Edison International ^	309,000	10,627
Entergy Corp.	143,000	10,943
Exelon Corp. ^	198,900	8,469
NV Energy, Inc. ^	667,200	8,774
Electronic Equipment & Instruments - 0.6%
Ingram Micro, Inc. - Class A ‡	339,100	5,717
Food & Staples Retailing - 4.5%
CVS Caremark Corp. ^	230,200	7,244
Kroger Co. ^	533,400	11,553
Safeway, Inc. ^	481,900	10,197
Sysco Corp. ^	245,600	7,005
Wal-Mart Stores, Inc. ^	147,400	7,889
Food Products - 0.8%
Tyson Foods, Inc. - Class A ^	468,700	7,509
Gas Utilities - 0.4%
Energen Corp.	80,200	3,667
Health Care Providers & Services - 6.6%
Aetna, Inc. ^	133,600	4,223
AmerisourceBergen Corp. - Class A ^	280,400	8,597
Cardinal Health, Inc. ^	325,100	10,741
Coventry Health Care, Inc. ‡ ^	195,900	4,218
Health Net, Inc. ‡	305,800	8,315
Humana, Inc. ‡ ^	134,300	6,747
UnitedHealth Group, Inc.	476,800	16,741
WellPoint, Inc. ‡	70,400	3,987
Household Products - 2.9%
Colgate-Palmolive Co.	56,800	4,366
Procter & Gamble Co.	390,600	23,424
Independent Power Producers & Energy Traders - 1.4%
Constellation Energy Group, Inc.	148,500	4,788
Mirant Corp. ‡	540,800	5,386
NRG Energy, Inc. ‡	166,000	3,456
Industrial Conglomerates - 0.8%
General Electric Co.	460,000	7,475
Insurance - 9.5%
Aflac, Inc. ^	103,400	5,347
Allied World Assurance Co., Holdings, Ltd. ^	86,200	4,878
Arch Capital Group, Ltd. ‡ ^	75,200	6,302
Assurant, Inc. ^	189,500	7,713
Axis Capital Holdings, Ltd.	278,100	9,161
Chubb Corp. ^	208,800	11,899
Platinum Underwriters Holdings, Ltd. ^	125,500	5,462
RenaissanceRe Holdings, Ltd. ^	159,000	9,533
Torchmark Corp. ^	113,000	6,005
Travelers Cos., Inc.	248,800	12,961
Unum Group ^	198,100	4,388
WR Berkley Corp. ^	259,500	7,025
Internet Software & Services - 0.6%
IAC/InterActiveCorp ‡ ^	216,900	5,698
Machinery - 1.2%
Gardner Denver, Inc.	79,900	4,289
Oshkosh Corp. ‡	271,100	7,455
Media - 3.6%
Comcast Corp. - Class A ^	523,500	9,465
DIRECTV - Class A ‡ ^	268,000	11,157
Time Warner, Inc. ^	461,400	14,142
Metals & Mining - 0.4%
Southern Copper Corp. ^	119,800	4,207
Multi-Utilities - 1.3%
Public Service Enterprise Group, Inc. ^	366,200	12,114
Oil, Gas & Consumable Fuels - 11.5%
Chevron Corp.	447,100	36,238
ConocoPhillips	321,100	18,441
Exxon Mobil Corp. ^	118,700	7,334
Hess Corp.	193,100	11,416
Marathon Oil Corp.	360,500	11,933
Murphy Oil Corp. ^	191,900	11,882
Nexen, Inc.	188,900	3,797
Valero Energy Corp.	520,800	9,119
Personal Products - 0.9%
Herbalife, Ltd. ^	138,600	8,365
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Large Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co. ^	273,300	$7,409
Eli Lilly & Co. ^	107,300	3,920
Johnson & Johnson ^	427,300	26,475
Real Estate Investment Trusts - 0.6%
Taubman Centers, Inc. ^	137,400	6,129
Real Estate Management & Development - 0.9%
Jones Lang Lasalle, Inc.	97,400	8,403
Road & Rail - 1.3%
CSX Corp. ^	71,300	3,944
Ryder System, Inc. ^	99,100	4,239
Union Pacific Corp. ^	49,400	4,041
Semiconductors & Semiconductor Equipment - 1.0%
Texas Instruments, Inc.	358,000	9,716
Software - 1.9%
Microsoft Corp.	716,300	17,542
Specialty Retail - 0.5%
AutoZone, Inc. ‡ ^	20,700	4,738
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc.	201,600	8,661
Deckers Outdoor Corp. ‡^	145,100	7,249
Fossil, Inc. ‡	72,400	3,894
Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc. ^	764,100	9,368
Tobacco - 0.8%
Philip Morris International, Inc. ^	130,800	7,327
Wireless Telecommunication Services - 1.3%
MetroPCS Communications, Inc. ‡ ^	583,900	6,108
Telephone & Data Systems, Inc.	192,800	6,323

Total Common Stocks (cost $891,698)		934,562

SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲	18,663,326	18,663
Total Securities Lending Collateral (cost $18,663)

	Principal	Value

REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co.
0.01%▲, dated 09/30/2010, to be repurchased at $8,250 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $8,416	$8,250	8,250
Total Repurchase Agreement (cost $8,250)

Total Investment Securities (cost $918,611) #		961,475
Other Assets and Liabilities — Net		(7,886)

Net Assets		$953,589

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $18,239.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $918,611. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $85,580 and $42,716, respectively. Net unrealized appreciation for tax purposes is $42,864.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$934,562	$—	$—	$934,562
Repurchase Agreement	—	8,250	—	8,250
Securities Lending Collateral	18,663	—	—	18,663
Total	$953,225	$8,250	$—	$961,475
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Large Core Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.8%
Aerospace & Defense - 4.5%
General Dynamics Corp.	14,200	$892
L-3 Communications Holdings, Inc.	24,900	1,800
Lockheed Martin Corp.	38,300	2,730
Northrop Grumman Corp.	50,500	3,061
Raytheon Co.	57,200	2,615
Air Freight & Logistics - 0.4%
FedEx Corp.	11,600	992
Automobiles - 0.9%
Ford Motor Co. ‡ ^	181,200	2,218
Beverages - 0.7%
Coca-Cola Co. ^	30,200	1,767
Biotechnology - 3.2%
Amgen, Inc. ‡	63,500	3,499
Biogen Idec, Inc. ‡ ^	48,000	2,694
Gilead Sciences, Inc. ‡ ^	47,800	1,702
Capital Markets - 3.3%
Ameriprise Financial, Inc. ^	55,100	2,608
Franklin Resources, Inc.	26,200	2,801
T. Rowe Price Group, Inc. ^	53,000	2,653
Chemicals - 1.9%
Agrium, Inc.	31,100	2,332
E.I. du Pont de Nemours & Co. ^	22,400	999
PPG Industries, Inc.	17,700	1,289
Commercial Banks - 3.3%
Credicorp, Ltd.	14,800	1,686
PNC Financial Services Group, Inc. ^	36,500	1,895
Wells Fargo & Co.	180,400	4,533
Communications Equipment - 1.2%
Cisco Systems, Inc. ‡	42,200	924
Research In Motion, Ltd. ‡ ^	42,000	2,045
Computers & Peripherals - 2.1%
Apple, Inc. ‡	5,300	1,504
Hewlett-Packard Co.	65,600	2,760
SanDisk Corp. ‡	20,600	755
Consumer Finance - 1.1%
Capital One Financial Corp.	65,600	2,594
Diversified Consumer Services - 0.8%
Apollo Group, Inc. - Class A ‡ ^	39,100	2,008
Diversified Financial Services - 3.0%
CME Group, Inc. - Class A	3,300	859
JPMorgan Chase & Co.	117,900	4,489
NYSE Euronext	68,200	1,948
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	159,000	4,546
BCE, Inc.	68,600	2,230
Verizon Communications, Inc. ^	30,700	1,001
Electric Utilities - 2.2%
Edison International ^	76,500	2,630
Entergy Corp.	15,600	1,194
Exelon Corp.	36,800	1,567
Electronic Equipment & Instruments - 0.9%
Tyco Electronics, Ltd.	78,700	2,300
Food & Staples Retailing - 6.1%
CVS Caremark Corp. ^	64,400	2,027
Kroger Co.	123,300	2,671
Safeway, Inc. ^	104,900	2,220
Sysco Corp. ^	40,100	1,144
Walgreen Co.	54,100	1,812
Wal-Mart Stores, Inc. ^	96,000	5,137
Food Products - 0.5%
Archer-Daniels-Midland Co. ^	37,300	1,191
Health Care Equipment & Supplies - 0.4%
St. Jude Medical, Inc. ‡	25,800	1,015
Health Care Providers & Services - 5.5%
Aetna, Inc. ^	46,600	1,473
AmerisourceBergen Corp. - Class A ^	78,600	2,410
Cardinal Health, Inc. ^	70,900	2,343
Humana, Inc. ‡	45,300	2,276
UnitedHealth Group, Inc.	105,200	3,693
WellPoint, Inc. ‡	17,900	1,014
Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp.	12,400	924
Household Products - 2.8%
Colgate-Palmolive Co.	12,800	984
Procter & Gamble Co.	95,100	5,703
Insurance - 4.9%
ACE, Ltd. ^	32,500	1,893
Aflac, Inc.	47,700	2,467
Chubb Corp. ^	50,000	2,850
Prudential Financial, Inc.	17,500	948
Travelers Cos., Inc. ^	61,300	3,194
Unum Group ^	24,600	545
IT Services - 3.8%
Fiserv, Inc. ‡ ^	22,200	1,195
International Business Machines Corp.	50,200	6,733
Visa, Inc. - Class A ^	17,800	1,322
Machinery - 2.2%
Caterpillar, Inc. ^	29,200	2,297
Cummins, Inc.	11,800	1,069
Dover Corp.	15,900	830
Parker Hannifin Corp.	16,300	1,142
Media - 4.1%
Comcast Corp. - Class A ^	61,500	1,112
DIRECTV - Class A ‡ ^	86,000	3,579
Time Warner Cable, Inc.	32,700	1,765
Time Warner, Inc.	108,500	3,326
Metals & Mining - 1.5%
Cliffs Natural Resources, Inc.	17,500	1,119
Southern Copper Corp. ^	70,400	2,472
Multiline Retail - 0.9%
Target Corp.	39,400	2,106
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	80,700	2,670
Oil, Gas & Consumable Fuels - 11.5%
Chevron Corp.	81,300	6,589
ConocoPhillips	81,000	4,652
Exxon Mobil Corp. ^	122,800	7,588
Hess Corp.	48,000	2,838
Marathon Oil Corp.	94,700	3,135
Murphy Oil Corp.	16,400	1,015
Valero Energy Corp. ^	117,100	2,050
Pharmaceuticals - 2.7%
Eli Lilly & Co. ^	54,300	1,984
Forest Laboratories, Inc. ‡	49,500	1,531
Johnson & Johnson	49,000	3,036
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Large Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Road & Rail - 1.5%
CSX Corp.	20,600	$1,140
Norfolk Southern Corp.	17,700	1,053
Union Pacific Corp. ^	16,500	1,350
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc. ^	110,200	1,287
Intel Corp. ^	212,100	4,079
Texas Instruments, Inc.	127,000	3,447
Software - 5.8%
Activision Blizzard, Inc.	197,100	2,133
CA, Inc.	49,900	1,054
Microsoft Corp.	280,100	6,860
Oracle Corp. ^	80,600	2,164
Symantec Corp. ‡	125,400	1,902
Specialty Retail - 2.6%
AutoZone, Inc. ‡ ^	10,300	2,358
Best Buy Co., Inc.	24,400	996
Gap, Inc. ^	112,800	2,103
TJX Cos., Inc. ^	21,900	977
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	61,100	2,625
V.F. Corp. ^	12,800	1,037
Tobacco - 1.9%
Philip Morris International, Inc.	80,400	4,504
Trading Companies & Distributors - 0.8%
WW Grainger, Inc.	15,600	1,858

Total Common Stocks (cost $228,582)		240,136

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲	5,681,182	5,681
Total Securities Lending Collateral (cost $5,681)

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co.
0.01%▲, dated 09/30/2010, to be repurchased at $2,661 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $2,714	$2,661	2,661
Total Repurchase Agreement (cost $2,661)

Total Investment Securities (cost $236,924) #		248,478
Other Assets and Liabilities — Net		(5,321)

Net Assets		$243,157

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $5,552.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $236,924. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,707 and $7,153, respectively. Net unrealized appreciation for tax purposes is $11,554.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$238,003	$2,133	$—	$240,136
Repurchase Agreement	—	2,661	—	2,661
Securities Lending Collateral	5,681	—	—	5,681
Total	$243,684	$4,794	$—	$248,478
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS - 99.4%
Aerospace & Defense - 2.9%
Alliant Techsystems, Inc. ‡^	11,500	$867
Boeing Co.	149,862	9,972
Honeywell International, Inc.	102,776	4,516
Lockheed Martin Corp. ^	41,574	2,963
Precision Castparts Corp.	52,044	6,628
United Technologies Corp.	91,518	6,519
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	72,261	5,053
Expeditors International of Washington, Inc.	37,798	1,747
United Parcel Service, Inc. - Class B ^	57,100	3,808
Airlines - 0.3%
Delta Air Lines, Inc. ‡^	18,000	210
Southwest Airlines Co. ^	218,402	2,854
Auto Components - 0.4%
Federal-Mogul Corp. ‡	4,300	81
Goodyear Tire & Rubber Co. ‡	61,700	663
Johnson Controls, Inc.	110,011	3,356
Automobiles - 0.7%
Ford Motor Co. ‡^	479,258	5,866
Harley-Davidson, Inc. ^	61,600	1,752
Beverages - 1.1%
Anheuser-Busch InBev NV ADR	56,487	3,319
Coca-Cola Co.	68,604	4,015
PepsiCo, Inc.	72,469	4,814
Biotechnology - 1.0%
Amylin Pharmaceuticals, Inc. ‡^	13,680	285
Celgene Corp. ‡^	123,301	7,103
Vertex Pharmaceuticals, Inc. ‡^	89,370	3,090
Building Products - 0.1%
Owens Corning, Inc. ‡^	44,400	1,138
Capital Markets - 1.8%
Charles Schwab Corp.	288,555	4,011
Goldman Sachs Group, Inc.	67,493	9,758
Morgan Stanley	192,161	4,743
Northern Trust Corp.	19,600	946
Chemicals - 1.0%
Air Products & Chemicals, Inc.	36,900	3,056
Ashland, Inc.	39,000	1,902
International Flavors & Fragrances, Inc.	34,200	1,659
Lubrizol Corp.	12,900	1,367
Nalco Holding Co.	79,700	2,009
PPG Industries, Inc.	8,400	612
Commercial Banks - 0.3%
Wells Fargo & Co.	123,794	3,111
Commercial Services & Supplies - 0.1%
RR Donnelley & Sons Co. ^	71,600	1,214
Communications Equipment - 5.8%
Cisco Systems, Inc. ‡	1,450,823	31,772
Emulex Corp. ‡^	325,534	3,399
F5 Networks, Inc. ‡^	7,500	779
Harris Corp.	14,489	642
JDS Uniphase Corp. ‡^	58,400	724
Juniper Networks, Inc. ‡^	461,920	14,019
QUALCOMM, Inc. ^	166,264	7,502
Riverbed Technology, Inc. ‡^	81,601	3,719
Computers & Peripherals - 9.8%
Apple, Inc. ‡	179,855	51,034
Dell, Inc. ‡	299,118	3,877
EMC Corp. ‡^	687,963	13,973
Hewlett-Packard Co.	160,713	6,761
NetApp, Inc. ‡^	407,275	20,278
QLogic Corp. ‡	453,815	8,005
SanDisk Corp. ‡	69,960	2,564
Construction & Engineering - 0.1%
Quanta Services, Inc. ‡	76,948	1,468
Consumer Finance - 0.5%
American Express Co.	105,107	4,418
Green Dot Corp. - Class A ‡^	18,861	914
Containers & Packaging - 0.1%
Ball Corp. ^	8,200	483
Temple-Inland, Inc. ^	23,800	444
Diversified Consumer Services - 0.3%
ITT Educational Services, Inc. ‡^	51,244	3,601
Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	132,003	5,025
Diversified Telecommunication Services - 0.1%
TW Telecom, Inc. - Class A ‡^	80,700	1,499
Electrical Equipment - 1.2%
AMETEK, Inc.	29,000	1,385
Emerson Electric Co.	150,075	7,903
Rockwell Automation, Inc.	38,100	2,352
Thomas & Betts Corp. ‡^	30,000	1,231
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. ‡^	143,737	4,797
Arrow Electronics, Inc. ‡^	57,700	1,542
Energy Equipment & Services - 1.5%
Baker Hughes, Inc. ^	38,563	1,643
Oceaneering International, Inc. ‡	36,452	1,963
Oil States International, Inc. ‡	19,200	894
Schlumberger, Ltd.	187,116	11,528
Food & Staples Retailing - 2.2%
Costco Wholesale Corp. ^	79,010	5,095
CVS Caremark Corp. ^	56,300	1,772
Kroger Co. ^	72,000	1,560
Sysco Corp.	46,700	1,332
Walgreen Co. ^	97,300	3,260
Wal-Mart Stores, Inc.	114,336	6,119
Whole Foods Market, Inc. ‡^	126,097	4,679
Food Products - 2.1%
General Mills, Inc.	76,624	2,800
Hershey Co. ^	39,600	1,885
HJ Heinz Co. ^	19,400	919
Kellogg Co.	38,500	1,945
Kraft Foods, Inc. - Class A ^	164,705	5,082
Mead Johnson Nutrition Co. - Class A^	62,445	3,554
Sara Lee Corp.	111,800	1,501
Unilever PLC	174,241	5,039
Health Care Equipment & Supplies - 1.9%
Alcon, Inc.	32,698	5,454
Hologic, Inc. ‡^	111,798	1,790
Hospira, Inc. ‡	19,600	1,117
Intuitive Surgical, Inc. ‡	1,900	539
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Health Care Equipment & Supplies - (continued)
Medtronic, Inc.	238,268	$8,001
Stryker Corp.	53,704	2,688
Teleflex, Inc. ^	23,900	1,357
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp. - Class A ^	83,076	2,547
Cardinal Health, Inc. ^	55,800	1,844
Community Health Systems, Inc. ‡^	40,300	1,248
Emergency Medical Services
Corp. - Class A ‡^	6,800	362
Express Scripts, Inc. ‡	178,439	8,690
Henry Schein, Inc. ‡^	14,500	849
Laboratory Corp. of America Holdings ‡^	46,837	3,673
McKesson Corp.	39,115	2,417
Medco Health Solutions, Inc. ‡	151,201	7,872
Omnicare, Inc. ^	56,600	1,352
Quest Diagnostics, Inc.	7,800	394
UnitedHealth Group, Inc.	99,157	3,481
WellPoint, Inc. ‡	27,859	1,578
Hotels, Restaurants & Leisure - 2.8%
Carnival Corp. ^	46,087	1,761
Las Vegas Sands Corp. ‡^	103,249	3,598
Marriott International, Inc. - Class A ^	161,981	5,804
McDonald’s Corp.	83,842	6,247
Panera Bread Co. - Class A ‡^	20,300	1,799
Starbucks Corp.	402,339	10,292
Wendy’s/Arby’s Group, Inc. ^	96,000	435
Household Durables - 0.3%
Tupperware Brands Corp.	30,000	1,373
Whirlpool Corp. ^	19,900	1,611
Household Products - 1.0%
Church & Dwight Co., Inc. ^	9,400	610
Clorox Co.	30,915	2,064
Colgate-Palmolive Co. ^	70,539	5,422
Procter & Gamble Co.	45,300	2,717
Industrial Conglomerates - 1.3%
3M Co. ^	48,800	4,231
Carlisle Cos., Inc. ^	38,200	1,144
General Electric Co.	545,390	8,863
Insurance - 0.8%
Aflac, Inc. ^	51,300	2,653
Genworth Financial, Inc. - Class A ‡^	84,200	1,029
Lincoln National Corp.	226,494	5,417
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. ‡^	136,435	21,429
Expedia, Inc. ^	137,895	3,890
priceline.com, Inc. ‡^	5,272	1,836
Internet Software & Services - 3.6%
Baidu, Inc. ADR ‡	57,840	5,936
eBay, Inc. ‡^	16,972	414
Google, Inc. - Class A ‡^	56,182	29,540
Tencent Holdings, Ltd.	128,185	2,801
IT Services - 6.0%
Automatic Data Processing, Inc.	63,600	2,673
Cognizant Technology Solutions
Corp. - Class A ‡	14,400	928
Fiserv, Inc. ‡	17,800	958
International Business Machines Corp.	306,953	41,175
Mastercard, Inc. - Class A ^	52,390	11,735
Visa, Inc. - Class A ^	101,466	7,535
Leisure Equipment & Products - 0.1%
Mattel, Inc. ^	62,400	1,464
Life Sciences Tools & Services - 0.7%
Illumina, Inc. ‡^	62,264	3,063
PerkinElmer, Inc.	34,200	791
Waters Corp. ‡	55,217	3,909
Machinery - 4.8%
Caterpillar, Inc.	163,368	12,853
CNH Global NV ‡^	20,600	755
Cummins, Inc.	47,209	4,276
Dover Corp.	115,679	6,040
Illinois Tool Works, Inc.	67,388	3,169
Ingersoll-Rand PLC ^	193,629	6,914
Joy Global, Inc.	63,480	4,464
Navistar International Corp. ‡^	37,200	1,623
Oshkosh Corp. ‡^	52,000	1,430
Parker Hannifin Corp.	106,620	7,470
Timken Co.	50,000	1,918
Media - 2.4%
DIRECTV - Class A ‡^	69,400	2,889
Interpublic Group of Cos., Inc. ‡^	227,400	2,281
News Corp. - Class A ^	177,420	2,317
Omnicom Group, Inc.	145,043	5,726
Time Warner, Inc. ^	57,100	1,750
Viacom, Inc. - Class B	37,000	1,339
Walt Disney Co. ^	286,555	9,488
Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	54,618	3,491
Nucor Corp. ^	98,700	3,771
Reliance Steel & Aluminum Co.	17,300	718
Teck Resources, Ltd. - Class B	54,026	2,224
Titanium Metals Corp. ‡^	39,100	780
U.S. Steel Corp. ^	5,200	228
Multiline Retail - 1.5%
Dollar General Corp. ‡^	152,945	4,474
JC Penney Co., Inc. ^	47,500	1,291
Target Corp.	197,501	10,554
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	55,114	3,144
Chevron Corp. ^	35,300	2,861
ConocoPhillips ^	68,300	3,922
Exxon Mobil Corp. ^	308,224	19,044
Marathon Oil Corp.	39,300	1,301
Occidental Petroleum Corp.	133,956	10,489
Valero Energy Corp.	222,705	3,900
Walter Energy, Inc. ^	23,100	1,878
Williams Cos., Inc.	99,400	1,900
Paper & Forest Products - 0.2%
International Paper Co.	92,700	2,016
Personal Products - 0.1%
Estee Lauder Cos., Inc. - Class A ^	6,400	405
Herbalife, Ltd.	9,500	573
Pharmaceuticals - 3.3%
Abbott Laboratories	209,498	10,944
Allergan, Inc.	89,785	5,973
Eli Lilly & Co.	49,736	1,817
Johnson & Johnson	60,935	3,776
Mylan, Inc. ‡^	172,284	3,241
Novartis AG ADR	4,046	233
Perrigo Co. ^	30,400	1,952
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)

(unaudited)

	Shares		Value

Pharmaceuticals - (continued)
Shire PLC ADR		43,678	$2,939
Teva Pharmaceutical Industries, Ltd.	ADR	98,662	5,204
Professional Services - 0.0%∞
Dun & Bradstreet Corp.		7,000	519
Real Estate Management & Development - 0.0%∞
Jones Lang Lasalle, Inc. ^		1,300	112
Road & Rail - 0.6%
Union Pacific Corp.		79,774	6,526
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. ‡^		212,900	1,514
Altera Corp. ^		472,271	14,243
Analog Devices, Inc. ^		150,803	4,732
Atheros Communications, Inc. ‡^		46,479	1,225
Atmel Corp. ‡^		120,600	960
Broadcom Corp. - Class A ^		307,252	10,873
Intel Corp. ^		536,660	10,320
Intersil Corp. - Class A ^		410,244	4,796
Marvell Technology Group, Ltd. ‡		241,311	4,225
Microchip Technology, Inc. ^		59,900	1,884
National Semiconductor Corp. ^		38,200	488
Teradyne, Inc. ‡^		160,200	1,785
Texas Instruments, Inc.		119,529	3,244
Xilinx, Inc. ^		348,394	9,271
Software - 8.0%
Adobe Systems, Inc. ‡		217,171	5,679
Amdocs, Ltd. ‡		26,200	751
Autodesk, Inc. ‡		42,574	1,361
BMC Software, Inc. ‡^		70,636	2,859
CA, Inc.		32,500	686
Check Point Software Technologies, Ltd. ‡^		110,730	4,089
Citrix Systems, Inc. ‡		22,431	1,531
Longtop Financial Technologies, Ltd. ADR ‡		39,492	1,554
Microsoft Corp.		940,185	23,025
Oracle Corp. ^		934,212	25,085
Red Hat, Inc. ‡		79,610	3,264
Salesforce.com, Inc. ‡^		55,170	6,168
Solarwinds, Inc. ‡^		72,971	1,259
VMware, Inc. - Class A ‡^		114,012	9,684
Specialty Retail - 3.5%
Abercrombie & Fitch Co. - Class A ^		43,100	1,695
Advance Auto Parts, Inc. ^		85,605	5,023
Aeropostale, Inc. ‡^		62,600	1,455
AutoZone, Inc. ‡		2,900	664
Best Buy Co., Inc. ^		57,000	2,327
Buckle, Inc. ^		24,842	659
Gap, Inc. ^		84,200	1,569
Guess?, Inc. ^		24,171	982
Home Depot, Inc.		130,142	4,123
J. Crew Group, Inc. ‡^		34,700	1,167
Limited Brands, Inc.		71,800	1,923
PetSmart, Inc.		56,700	1,985
Ross Stores, Inc. ^		71,030	3,880
Staples, Inc. ^		170,537	3,568
Tiffany & Co. ^		56,434	2,652
TJX Cos., Inc.		110,227	4,919
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc. ^		180,910	7,772
Lululemon Athletica, Inc. ‡^		6,922	310
Nike, Inc. - Class B		135,389	10,849
Phillips-Van Heusen Corp.		10,600	638
Polo Ralph Lauren Corp. - Class A ^		58,636	5,269
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. ^		94,100	1,154
Tobacco - 0.4%
Altria Group, Inc. ^		21,500	516
Philip Morris International, Inc.		65,702	3,681
Trading Companies & Distributors - 0.2%
WW Grainger, Inc. ^		22,400	2,668
Wireless Telecommunication Services - 0.2%
American Tower Corp. - Class A ‡		21,323	1,092
NII Holdings, Inc. ‡		17,000	699

Total Common Stocks (cost $959,403)			1,076,783

SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲		18,912,202	18,912
Total Securities Lending Collateral (cost $18,912)

	Principal		Value

REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $5,167 on 10/01/2010. Collateralized by U.S. Government Obligations, 2.50%, due 04/30/2015, and with a total value of $5,279		$5,167	5,167
Total Repurchase Agreement (cost $5,167)

Total Investment Securities (cost $983,482) #			1,100,862
Other Assets and Liabilities — Net			(17,847)

Net Assets			$1,083,015

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)

(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $18,448.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $983,482. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $147,878 and $30,498, respectively. Net unrealized appreciation for tax purposes is $117,380.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,046,199	$30,584	$—	$1,076,783
Repurchase Agreement	—	5,167	—	5,167
Securities Lending Collateral	18,912	—	—	18,912
Total	$1,065,111	$35,751	$—	$1,100,862
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS - 96.2%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc. ‡^	47,200	$3,559
L-3 Communications Holdings, Inc.	53,600	3,874
Precision Castparts Corp. ^	39,500	5,030
Auto Components - 0.3%
WABCO Holdings, Inc. ‡	65,400	2,743
Beverages - 2.1%
Brown-Forman Corp. - Class B ^	51,500	3,174
Coca-Cola Enterprises, Inc. ^	282,600	8,761
Molson Coors Brewing Co. - Class B ^	122,800	5,799
Capital Markets - 1.9%
Affiliated Managers Group, Inc. ‡^	22,500	1,755
Ameriprise Financial, Inc. ^	150,100	7,104
Northern Trust Corp.	59,000	2,846
T. Rowe Price Group, Inc. ^	73,100	3,660
Chemicals - 3.7%
Air Products & Chemicals, Inc. ^	83,800	6,940
Albemarle Corp.	101,400	4,747
Eastman Chemical Co. ^	54,300	4,018
FMC Corp. ^	68,700	4,700
PPG Industries, Inc.	71,200	5,183
Sigma-Aldrich Corp. ^	78,800	4,758
Commercial Banks - 4.3%
BancorpSouth, Inc. ^	120,700	1,712
BB&T Corp. ^	135,000	3,251
City National Corp. ^	44,600	2,367
Cullen/Frost Bankers, Inc. ^	43,300	2,333
Fifth Third Bancorp ^	749,000	9,009
M&T Bank Corp. ^	45,600	3,731
SunTrust Banks, Inc. ^	301,700	7,793
TCF Financial Corp. ^	169,500	2,744
Wilmington Trust Corp. ^	65,200	585
Zions Bancorporation ^	89,400	1,910
Commercial Services & Supplies - 2.2%
Avery Dennison Corp. ^	268,400	9,963
Republic Services, Inc. - Class A	250,500	7,638
Containers & Packaging - 2.0%
Ball Corp.	115,700	6,809
Crown Holdings, Inc. ‡^	334,300	9,581
Distributors - 0.5%
Genuine Parts Co. ^	89,500	3,991
Diversified Consumer Services - 0.1%
H&R Block, Inc. ^	85,000	1,101
Diversified Financial Services - 1.6%
Invesco, Ltd. ^	148,700	3,157
NYSE Euronext	341,600	9,759
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc. ^	92,300	3,642
Windstream Corp. ^	137,800	1,694
Electric Utilities - 3.8%
American Electric Power Co., Inc.	220,700	7,996
Edison International ^	230,100	7,913
Entergy Corp. ^	51,100	3,911
Westar Energy, Inc. ^	237,300	5,750
Wisconsin Energy Corp. ^	94,900	5,485
Electrical Equipment - 2.6%
AMETEK, Inc. ^	63,800	3,048
Cooper Industries PLC - Class A	302,500	14,800
Roper Industries, Inc. ^	65,000	4,237
Electronic Equipment & Instruments - 2.2%
Amphenol Corp. - Class A ^	85,300	4,178
Arrow Electronics, Inc. ‡^	131,200	3,507
Tyco Electronics, Ltd. ^	342,500	10,008
Energy Equipment & Services - 2.6%
Baker Hughes, Inc. ^	237,900	10,135
Cameron International Corp. ‡^	94,900	4,077
Weatherford International, Ltd. ‡^	418,500	7,156
Food & Staples Retailing - 1.8%
Kroger Co.	420,700	9,112
Safeway, Inc. ^	256,600	5,430
Food Products - 2.1%
ConAgra Foods, Inc.	183,900	4,035
JM Smucker Co.	127,600	7,724
McCormick & Co., Inc. (Non-Voting Shares) ^	13,400	563
Mead Johnson Nutrition Co. - Class A ^	76,900	4,376
Ralcorp Holdings, Inc. ‡	1,900	111
Gas Utilities - 2.7%
Energen Corp.	146,321	6,690
EQT Corp. ^	295,000	10,638
Oneok, Inc.	110,400	4,972
Health Care Equipment & Supplies - 7.1%
Becton, Dickinson and Co. ^	87,700	6,499
CareFusion Corp. ‡^	260,200	6,463
CR Bard, Inc. ^	117,150	9,540
St. Jude Medical, Inc. ‡^	403,100	15,857
Stryker Corp. ^	170,300	8,524
Zimmer Holdings, Inc. ‡^	216,700	11,340
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp. - Class A ^	55,900	1,714
Community Health Systems, Inc. ‡	124,900	3,868
Coventry Health Care, Inc. ‡	214,900	4,627
Lincare Holdings, Inc. ^	251,350	6,306
VCA Antech, Inc. ‡^	92,800	1,957
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc. ^	53,399	2,284
Marriott International, Inc. - Class A ^	90,566	3,245
Yum! Brands, Inc.	75,100	3,459
Household Durables - 4.8%
Fortune Brands, Inc. ^	129,100	6,356
Jarden Corp. ^	89,600	2,789
Mohawk Industries, Inc. ‡^	90,900	4,845
Newell Rubbermaid, Inc. ^	481,800	8,581
Snap-On, Inc.	95,706	4,451
Stanley Black & Decker, Inc.	148,200	9,083
Whirlpool Corp.	31,700	2,566
Household Products - 0.5%
Clorox Co. ^	22,400	1,495
Energizer Holdings, Inc. ‡^	38,600	2,596
Industrial Conglomerates - 1.5%
Carlisle Cos., Inc. ^	105,400	3,157
Tyco International, Ltd.	248,100	9,112
Insurance - 7.5%
Allstate Corp.	126,800	4,001
AON Corp.	63,800	2,495
Assurant, Inc.	80,200	3,264
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Insurance - (continued)
Cincinnati Financial Corp. ^	222,700	$6,425
Loews Corp. ^	225,700	8,554
Old Republic International Corp. ^	445,500	6,170
OneBeacon Insurance Group, Ltd. - Class A ^	170,655	2,439
Principal Financial Group, Inc.	129,500	3,357
Symetra Financial Corp. ^	74,500	779
Transatlantic Holdings, Inc.	115,500	5,870
WR Berkley Corp. ^	196,200	5,311
XL Group PLC - Class A ^	609,300	13,198
Internet & Catalog Retail - 0.4%
Expedia, Inc. ^	119,600	3,374
IT Services - 1.8%
Alliance Data Systems Corp. ‡^	115,000	7,505
Western Union Co. ^	401,700	7,098
Media - 4.8%
Cablevision Systems Corp. - Class A	72,100	1,888
DISH Network Corp. - Class A ^	128,300	2,458
Gannett Co., Inc. ^	264,400	3,234
Omnicom Group, Inc. ^	257,200	10,154
Scripps Networks Interactive, Inc. - Class A	47,000	2,236
Viacom, Inc. - Class B ^	440,300	15,935
Washington Post Co. - Class B ^	6,400	2,556
Metals & Mining - 0.9%
Allegheny Technologies, Inc. ^	158,600	7,367
Multiline Retail - 0.4%
Macy’s, Inc.	154,200	3,560
Multi-Utilities - 4.2%
CMS Energy Corp. ^	783,700	14,122
NSTAR ^	92,100	3,624
Public Service Enterprise Group, Inc. ^	124,300	4,112
Sempra Energy ^	115,300	6,203
Xcel Energy, Inc. ^	282,000	6,478
Oil, Gas & Consumable Fuels - 4.9%
CVR Energy, Inc. ‡^	117,300	968
Denbury Resources, Inc. ‡^	318,900	5,067
Devon Energy Corp.	87,900	5,691
El Paso Corp. ^	300,200	3,716
Kinder Morgan Management LLC	57,068	3,438
Newfield Exploration Co. ‡	74,900	4,302
Nexen, Inc.	236,700	4,758
Teekay Corp. ^	163,300	4,365
Williams Cos., Inc.	391,600	7,484
Professional Services - 1.6%
Dun & Bradstreet Corp. ^	89,700	6,651
Manpower, Inc. ^	115,750	6,042
Real Estate Investment Trusts - 1.7%
Kimco Realty Corp. ^	115,000	1,811
Public Storage ^	17,400	1,688
Regency Centers Corp. ^	104,700	4,133
Ventas, Inc. ^	30,300	1,563
Vornado Realty Trust ^	53,237	4,553
Real Estate Management & Development - 0.8%
Brookfield Properties Corp. ^	247,700	3,844
CB Richard Ellis Group, Inc. - Class A ‡^	145,300	2,656
Semiconductors & Semiconductor Equipment - 0.9%
LSI Corp. ‡^	1,522,700	6,944
Software - 4.4%
Amdocs, Ltd. ‡	184,100	5,276
BMC Software, Inc. ‡	292,000	11,819
Check Point Software Technologies, Ltd. ‡^	109,200	4,033
Jack Henry & Associates, Inc. ^	158,300	4,037
Parametric Technology Corp. ‡^	266,950	5,216
Red Hat, Inc. ‡^	47,800	1,960
Synopsys, Inc. ‡^	184,400	4,568
Specialty Retail - 4.1%
AutoZone, Inc. ‡^	14,500	3,319
Bed Bath & Beyond, Inc. ‡	110,400	4,792
Gap, Inc.	372,200	6,937
Guess?, Inc. ^	107,800	4,380
Sherwin-Williams Co. ^	62,400	4,689
Staples, Inc. ^	71,300	1,492
Tiffany & Co. ^	93,500	4,394
TJX Cos., Inc. ^	81,400	3,633
Textiles, Apparel & Luxury Goods - 0.5%
Phillips-Van Heusen Corp.	65,500	3,940
Thrifts & Mortgage Finance - 0.4%
People’s United Financial, Inc. ^	254,300	3,329
Tobacco - 0.2%
Lorillard, Inc.	17,000	1,365
Water Utilities - 0.3%
American Water Works Co., Inc.	88,500	2,059
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc. (Special Shares) - Class L	135,763	3,849

Total Common Stocks (cost $706,401)		786,515

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲	207,911,945	207,912
Total Securities Lending Collateral (cost $207,912)

	Principal	Value

REPURCHASE AGREEMENT - 3.9%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $31,752 on 10/01/2010. Collateralized by U.S. Government Obligations, 2.13% - 2.50%, due 04/30/2015 - 05/31/2015, and with a total value of $32,393	$31,752	31,752
Total Repurchase Agreement (cost $31,752)

Total Investment Securities (cost $946,065) #		1,026,179
Other Assets and Liabilities — Net		(209,366)

Net Assets		$816,813

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)

(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $202,943.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $946,065. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $90,377 and $10,263, respectively. Net unrealized appreciation for tax purposes is $80,114.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$764,363	$22,152	$—	$786,515
Repurchase Agreement	—	31,752	—	31,752
Securities Lending Collateral	207,912	—	—	207,912
Total	$972,275	$53,904	$—	$1,026,179
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Mid Growth Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.0%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. ‡	176,740	$5,357
Air Freight & Logistics - 1.5%
CH Robinson Worldwide, Inc.	52,000	3,636
Auto Components - 4.0%
BorgWarner, Inc. ‡	115,025	6,053
Tenneco, Inc. ‡	118,360	3,429
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. ‡	75,000	4,827
Chemicals - 3.7%
Albemarle Corp.	139,740	6,541
CF Industries Holdings, Inc.	23,000	2,197
Commercial Services & Supplies - 1.6%
Stericycle, Inc. ‡	53,000	3,682
Communications Equipment - 3.6%
F5 Networks, Inc. ‡	81,501	8,461
Computers & Peripherals - 4.7%
Lexmark International, Inc. - Class A ‡	82,230	3,669
NetApp, Inc. ‡	107,140	5,335
SanDisk Corp. ‡	59,645	2,186
Consumer Finance - 2.0%
Capital One Financial Corp.	118,485	4,686
Electrical Equipment - 1.7%
Roper Industries, Inc.	62,000	4,041
Electronic Equipment & Instruments - 1.2%
Dolby Laboratories, Inc. - Class A ‡	49,710	2,824
Energy Equipment & Services - 3.4%
Complete Production Services, Inc. ‡	166,160	3,398
Core Laboratories NV ^	53,980	4,752
Food & Staples Retailing - 1.4%
Whole Foods Market, Inc. ‡	86,713	3,218
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. ‡	131,280	4,095
Health Care Equipment & Supplies - 2.8%
Edwards Lifesciences Corp. ‡	66,835	4,482
Intuitive Surgical, Inc. ‡	7,818	2,218
Hotels, Restaurants & Leisure - 7.0%
Chipotle Mexican Grill, Inc. - Class A ‡^	20,125	3,462
Ctrip.com International, Ltd. ADR ‡	24,000	1,146
Home Inns & Hotels Management, Inc. ADR ‡	37,000	1,829
Panera Bread Co. - Class A ‡^	50,525	4,477
Starwood Hotels & Resorts Worldwide, Inc.	104,925	5,514
Internet Software & Services - 3.5%
Baidu, Inc. ADR ‡	26,255	2,694
Mercadolibre, Inc. ‡	38,000	2,743
SINA Corp. ‡	57,000	2,883
IT Services - 3.9%
Cognizant Technology Solutions Corp. - Class A ‡	73,065	4,711
Gartner, Inc. ‡	148,785	4,380
Leisure Equipment & Products - 1.3%
Polaris Industries, Inc.	45,760	2,979
Life Sciences Tools & Services - 1.6%
Illumina, Inc. ‡	75,290	3,704
Machinery - 2.8%
Cummins, Inc.	72,625	6,578
Media - 2.0%
Virgin Media, Inc.	208,321	4,796
Metals & Mining - 4.1%
Allegheny Technologies, Inc.	78,255	3,635
Cliffs Natural Resources, Inc.	58,000	3,707
Titanium Metals Corp. ‡	118,000	2,355
Oil, Gas & Consumable Fuels - 2.1%
Brigham Exploration Co. ‡	139,797	2,621
Noble Energy, Inc.	30,545	2,294
Personal Products - 1.6%
Estee Lauder Cos., Inc. - Class A	60,608	3,832
Pharmaceuticals - 6.1%
Endo Pharmaceuticals Holdings, Inc. ‡	71,000	2,360
Perrigo Co.	47,625	3,058
Salix Pharmaceuticals, Ltd. ‡	84,080	3,340
Shire PLC ADR	81,825	5,505
Real Estate Management & Development - 1.0%
Jones Lang Lasalle, Inc.	27,000	2,329
Road & Rail - 1.6%
Kansas City Southern ‡	100,095	3,745
Semiconductors & Semiconductor Equipment - 1.0%
Cree, Inc. ‡	44,555	2,419
Software - 9.2%
Citrix Systems, Inc. ‡	62,030	4,233
Intuit, Inc. ‡	85,000	3,724
Red Hat, Inc. ‡	132,350	5,426
Salesforce.com, Inc. ‡	53,360	5,966
Successfactors, Inc. ‡	92,000	2,310
Specialty Retail - 1.6%
Dress Barn, Inc. ‡	93,170	2,213
PetSmart, Inc.	46,000	1,610
Textiles, Apparel & Luxury Goods - 10.0%
Coach, Inc.	59,175	2,542
Deckers Outdoor Corp. ‡	69,000	3,447
Fossil, Inc. ‡	87,684	4,717
Lululemon Athletica, Inc. ‡	55,000	2,460
Phillips-Van Heusen Corp.	84,528	5,084
Under Armour, Inc. - Class A ‡	117,555	5,294

Total Common Stocks (cost $194,789)		231,209

SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲	4,102,809	4,103
Total Securities Lending Collateral (cost $4,103)

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,806 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $2,864	$2,806	2,806
Total Repurchase Agreement (cost $2,806)

Total Investment Securities (cost $201,698) #		238,118
Other Assets and Liabilities — Net		(2,148)

Net Assets		$235,970

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Mid Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $4,019.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $201,698. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $38,241 and $1,821, respectively. Net unrealized appreciation for tax purposes is $36,420.
DEFINITION:
ADR American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$219,806	$11,403	$—	$231,209
Repurchase Agreement	—	2,806	—	2,806
Securities Lending Collateral	4,103	—	—	4,103
Total	$223,909	$14,209	$—	$238,118
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Value Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.7%
Chemicals - 1.8%
Zep, Inc.	131,700	$2,297
Commercial Banks - 7.2%
First Busey Corp.	180,600	822
First Midwest Bancorp, Inc.	141,400	1,630
Hancock Holding Co.	20,200	607
International Bancshares Corp.	87,000	1,469
MB Financial, Inc.	73,600	1,194
Webster Financial Corp.	113,200	1,989
Westamerica Bancorporation	20,600	1,122
Commercial Services & Supplies - 3.8%
ACCO Brands Corp. ‡	159,000	914
Standard Parking Corp. ‡	62,600	1,070
United Stationers, Inc. ‡	50,600	2,708
Computers & Peripherals - 2.5%
Diebold, Inc.	62,000	1,928
Electronics for Imaging, Inc. ‡	84,600	1,025
Construction & Engineering - 0.4%
Sterling Construction Co., Inc. ‡	36,600	453
Containers & Packaging - 1.5%
Aptargroup, Inc.	39,600	1,809
Diversified Consumer Services - 1.3%
Matthews International Corp. - Class A	45,800	1,619
Diversified Financial Services - 1.9%
Ares Capital Corp.	151,000	2,363
Electric Utilities - 2.7%
Unisource Energy Corp.	58,800	1,966
Westar Energy, Inc.	56,600	1,371
Electrical Equipment - 3.8%
Acuity Brands, Inc.	33,900	1,500
Belden, Inc.	117,900	3,110
Electronic Equipment & Instruments - 2.1%
Coherent, Inc. ‡	21,300	852
MTS Systems Corp.	39,532	1,226
Nam Tai Electronics, Inc. ‡	102,700	474
Energy Equipment & Services - 2.7%
Bristow Group, Inc. ‡	32,100	1,158
SEACOR Holdings, Inc. ‡	25,800	2,197
Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	26,700	1,115
Food Products - 1.1%
Lance, Inc.	65,800	1,402
Gas Utilities - 2.9%
Atmos Energy Corp.	42,700	1,249
New Jersey Resources Corp.	27,300	1,071
WGL Holdings, Inc.	31,400	1,186
Health Care Equipment & Supplies - 2.0%
Haemonetics Corp. ‡	8,900	521
ICU Medical, Inc. ‡	50,400	1,879
Health Care Providers & Services - 2.7%
Amsurg Corp. - Class A ‡	88,000	1,539
Corvel Corp. ‡	33,200	1,409
Universal American Corp.	26,800	395
Hotels, Restaurants & Leisure - 4.3%
Bally Technologies, Inc. ‡	30,000	1,049
CEC Entertainment, Inc. ‡	46,600	1,599
Choice Hotels International, Inc.	40,200	1,466
Sonic Corp. ‡	142,400	1,151
Household Durables - 2.3%
Helen of Troy, Ltd. ‡	79,735	2,016
Tempur-Pedic International, Inc. ‡	25,800	800
Industrial Conglomerates - 2.7%
Carlisle Cos., Inc.	111,200	3,330
Insurance - 9.0%
Alleghany Corp. ‡	3,400	1,030
Amerisafe, Inc. ‡	61,100	1,147
Assured Guaranty, Ltd.	76,100	1,302
Delphi Financial Group, Inc. - Class A	99,800	2,495
Platinum Underwriters Holdings, Ltd.	49,800	2,167
Reinsurance Group of America, Inc. - Class A	41,600	2,009
Validus Holdings, Ltd.	34,200	902
Internet Software & Services - 1.2%
Websense, Inc. ‡	83,200	1,476
IT Services - 1.8%
MAXIMUS, Inc.	36,500	2,248
Life Sciences Tools & Services - 3.1%
Charles River Laboratories International, Inc. ‡	62,300	2,066
ICON PLC ADR ‡	77,400	1,673
Machinery - 4.5%
Albany International Corp. - Class A	104,200	1,972
ESCO Technologies, Inc.	46,100	1,533
Mueller Industries, Inc.	72,500	1,921
Marine - 1.6%
Kirby Corp. ‡	48,800	1,955
Media - 2.1%
Arbitron, Inc.	89,800	2,512
Metals & Mining - 0.1%
Amcol International Corp.	4,600	120
Office Electronics - 1.3%
Zebra Technologies Corp. - Class A ‡	47,900	1,611
Oil, Gas & Consumable Fuels - 2.0%
Penn Virginia Corp.	67,542	1,084
SM Energy Co.	25,800	966
Whiting Petroleum Corp. ‡	3,800	363
Paper & Forest Products - 1.2%
Deltic Timber Corp.	31,600	1,416
Personal Products - 2.4%
Herbalife, Ltd.	47,200	2,848
Real Estate Investment Trusts - 3.8%
American Campus Communities, Inc.	35,800	1,090
DiamondRock Hospitality Co.	104,300	990
Education Realty Trust, Inc.	148,700	1,063
Mack-Cali Realty Corp.	27,800	909
Realty Income Corp.	18,100	610
Road & Rail - 1.9%
Genesee & Wyoming, Inc. - Class A ‡	53,900	2,339
Specialty Retail - 7.2%
Cato Corp. - Class A	127,500	3,412
Dress Barn, Inc. ‡	67,200	1,596
Hibbett Sports, Inc. ‡	47,100	1,175
Stage Stores, Inc.	196,700	2,557
Textiles, Apparel & Luxury Goods - 0.5%
Unifirst Corp.	14,700	649
Thrifts & Mortgage Finance - 2.0%
NewAlliance Bancshares, Inc.	86,100	1,087
Northwest Bancshares, Inc.	125,800	1,407
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Trading Companies & Distributors - 1.4%
GATX Corp.	60,100	$1,762

Total Common Stocks (cost $113,900)		119,512

	Principal	Value

REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,610 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $2,666.	$2,610	2,610

Total Repurchase Agreement (cost $2,610)
Total Investment Securities (cost $116,510) #		122,122
Other Assets and Liabilities — Net		204

Net Assets		$122,326

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $116,510. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,480 and $2,868, respectively. Net unrealized appreciation for tax purposes is $5,612.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$117,839	$1,673	$—	$119,512
Repurchase Agreement	—	2,610	—	2,610
Total	$117,839	$4,283	$—	$122,122
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.3%
Aerospace & Defense - 1.1%
AAR Corp. ‡^	1,800	$34
American Science & Engineering, Inc. ^	17,130	1,261
Ceradyne, Inc. ‡^	20,600	481
Cubic Corp. ^	11,500	469
Esterline Technologies Corp. ‡^	7,900	452
GenCorp, Inc. ‡^	17,000	84
Hexcel Corp. ‡	28,110	500
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. ‡^	11,000	67
Atlas Air Worldwide Holdings, Inc. ‡^	17,000	855
Dynamex, Inc. ‡^	2,400	37
Hub Group, Inc. - Class A ‡ ^	30,031	878
Airlines - 0.6%
Alaska Air Group, Inc. ‡	12,100	617
JetBlue Airways Corp. ‡^	150,100	1,004
Pinnacle Airlines Corp. ‡	7,300	40
US Airways Group, Inc. ‡	7,100	66
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. ‡^	40,300	364
Fuel Systems Solutions, Inc. ‡^	23,376	915
Standard Motor Products, Inc. ^	21,500	226
Superior Industries International, Inc. ^	2,400	41
Beverages - 0.0%∞
Coca-Cola Bottling Co., Consolidated ^	1,300	69
MGP Ingredients, Inc. ^	5,100	40
Biotechnology - 3.7%
Acorda Therapeutics, Inc. ‡^	70,375	2,324
Alexion Pharmaceuticals, Inc. ‡^	34,704	2,234
BioMarin Pharmaceutical, Inc. ‡^	95,455	2,133
Genomic Health, Inc. ‡^	102,015	1,363
Martek Biosciences Corp. ‡^	11,500	260
Osiris Therapeutics, Inc. ‡^	4,300	31
RTI Biologics, Inc. ‡^	323,413	851
United Therapeutics Corp. ‡^	29,765	1,667
Vanda Pharmaceuticals, Inc. ‡^	35,500	237
Building Products - 0.1%
Gibraltar Industries, Inc. ‡^	42,300	380
Capital Markets - 0.7%
American Capital, Ltd. ‡	19,400	113
Apollo Investment Corp.	21,200	217
Arlington Asset Investment Corp. - Class A	11,500	268
BGC Partners, Inc. - Class A ^	87,700	524
Calamos Asset Management, Inc. - Class A ^	10,400	120
TICC Capital Corp. ^	71,400	738
Chemicals - 1.8%
Balchem Corp. ^	32,283	996
Cytec Industries, Inc.	3,000	169
Innophos Holdings, Inc. ^	6,700	222
Innospec, Inc. ‡	6,000	91
LSB Industries, Inc. ‡^	41,071	763
Minerals Technologies, Inc.	4,800	283
OM Group, Inc. ‡^	23,000	693
Omnova Solutions, Inc. ‡^	15,700	113
PolyOne Corp. ‡	42,100	509
Zep, Inc. ^	92,600	1,614
Commercial Banks - 5.6%
1st Source Corp. ^	7,700	134
Banco Latinoamericano de Comercio Exterior SA - Class E	58,700	848
Bancorp, Inc. ‡^	26,100	175
Bank of Hawaii Corp. ^	9,100	409
Boston Private Financial Holdings, Inc. ^	21,200	139
Camden National Corp. ^	2,400	83
City Holding Co. ^	7,300	224
Community Bank System, Inc. ^	45,400	1,045
CVB Financial Corp. ^	52,700	396
Dime Community Bancshares, Inc. ^	26,600	368
Financial Institutions, Inc. ^	3,600	64
First Busey Corp. ^	121,272	552
First Citizens BancShares, Inc. - Class A ^	1,500	278
First Defiance Financial Corp. ^	5,500	55
First Financial Bankshares, Inc. ^	8,400	395
First Financial Corp.	3,500	103
First Midwest Bancorp, Inc. ^	106,500	1,228
First Place Financial Corp. ‡^	12,900	49
FirstMerit Corp.	40,900	749
Fulton Financial Corp. ^	46,000	417
Great Southern Bancorp, Inc.	4,800	104
Hancock Holding Co. ^	14,600	439
Independent Bank Corp. ^	3,000	68
International Bancshares Corp. ^	62,900	1,062
Lakeland Bancorp, Inc. ^	8,400	71
Lakeland Financial Corp.	7,900	147
MainSource Financial Group, Inc.	3,700	28
MB Financial, Inc. ^	53,900	874
NBT Bancorp, Inc. ^	1,200	26
Northrim BanCorp, Inc. ^	2,500	42
OceanFirst Financial Corp. ^	19,400	238
Old National Bancorp ^	63,600	668
Orrstown Financial Services, Inc.	1,200	28
Park National Corp. ^	9,700	621
S&T Bancorp, Inc. ^	4,300	75
SCBT Financial Corp. ^	8,500	265
Southwest Bancorp, Inc. ^	4,200	54
State Bancorp, Inc. ^	3,100	28
Suffolk Bancorp ^	5,900	149
Sun Bancorp, Inc. ‡	9,900	50
SY Bancorp, Inc. ^	8,500	211
Tompkins Financial Corp. ^	1,200	48
Trustco Bank Corp. ^	64,800	360
Trustmark Corp. ^	3,500	76
United Bankshares, Inc. ^	26,600	662
Washington Trust Bancorp, Inc. ^	4,900	94
Webster Financial Corp. ^	109,300	1,920
WesBanco, Inc. ^	3,100	51
West Bancorporation, Inc. ‡^	4,600	29
Westamerica Bancorporation ^	13,800	752
WSFS Financial Corp. ^	4,800	180
Commercial Services & Supplies - 2.1%
ACCO Brands Corp. ‡ ^	140,300	807
Casella Waste Systems, Inc. - Class A ‡	6,200	26
Compass Diversified Holdings ^	29,600	478
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Commercial Services & Supplies (continued)
Consolidated Graphics, Inc. ‡^	3,000	$124
G&K Services, Inc. - Class A ^	4,300	98
Kforce, Inc. ‡^	61,675	847
Rollins, Inc.	35,640	833
Standard Parking Corp. ‡^	46,888	802
Sykes Enterprises, Inc. ‡^	23,226	315
United Stationers, Inc. ‡^	34,000	1,820
Communications Equipment - 3.0%
Arris Group, Inc. ‡^	20,600	201
Bel Fuse, Inc. - Class B ^	1,200	25
Black Box Corp. ^	5,900	189
F5 Networks, Inc. ‡^	7,360	764
Finisar Corp. ‡^	125,870	2,364
InterDigital, Inc. ‡^	18,800	557
Oclaro, Inc. ‡	22,435	359
Oplink Communications, Inc. ‡^	75,454	1,497
Plantronics, Inc. ^	1,300	44
Polycom, Inc. ‡^	27,305	745
Riverbed Technology, Inc. ‡^	47,951	2,186
Symmetricom, Inc. ‡	8,500	49
Computers & Peripherals - 0.9%
Diebold, Inc. ^	44,300	1,376
Electronics for Imaging, Inc. ‡^	56,727	688
Hutchinson Technology, Inc. ‡^	11,500	40
Imation Corp. ‡^	46,600	435
STEC Inc. ‡^	19,400	242
Construction & Engineering - 0.1%
Sterling Construction Co., Inc. ‡^	24,600	305
Construction Materials - 0.0%∞
Headwaters, Inc. ‡^	21,200	76
Consumer Finance - 1.3%
Advance America Cash Advance Centers, Inc. ^	98,600	397
Ezcorp, Inc. - Class A ‡^	101,070	2,026
World Acceptance Corp. ‡^	30,955	1,367
Containers & Packaging - 0.6%
Aptargroup, Inc.	26,500	1,211
Rock-Tenn Co. - Class A ^	10,810	538
Distributors - 0.6%
Audiovox Corp. - Class A ‡^	3,700	25
Core-Mark Holding Co., Inc. ‡^	13,900	430
LKQ Corp. ‡^	62,735	1,306
Diversified Consumer Services - 2.0%
American Public Education, Inc. ‡^	22,150	728
Capella Education Co. ‡^	17,184	1,334
Career Education Corp. ‡	18,200	391
Coinstar, Inc. ‡^	30,995	1,332
Matthews International Corp. - Class A ^	35,300	1,248
Steiner Leisure, Ltd. ‡^	27,674	1,054
Diversified Financial Services - 2.8%
Ares Capital Corp. ^	107,000	1,675
BlackRock Kelso Capital Corp. ^	10,700	123
Cash America International, Inc. ^	34,465	1,206
Encore Capital Group, Inc. ‡	65,008	1,171
First Cash Financial Services, Inc. ‡^	64,460	1,789
Gladstone Capital Corp. ^	2,900	33
Hercules Technology Growth Capital, Inc. ^	5,600	57
Kayne Anderson Energy Development Co. ^	7,900	127
Marlin Business Services Corp. ‡^	3,600	43
Diversified Financial Services (continued)
MCG Capital Corp. ^	26,600	155
Medallion Financial Corp. ^	3,800	30
Oppenheimer Holdings, Inc. - Class A ^	3,700	103
Portfolio Recovery Associates, Inc. ‡^	27,440	1,774
QC Holdings, Inc. ^	9,100	35
Diversified Telecommunication Services - 0.1%
Surewest Communications ‡^	22,400	166
Vonage Holdings Corp. ‡^	92,600	236
Electric Utilities - 1.8%
Cleco Corp. ^	7,300	216
El Paso Electric Co. ‡^	52,700	1,253
NGP Capital Resources Co. ^	3,700	34
Unisource Energy Corp. ^	77,300	2,585
Westar Energy, Inc. ^	41,000	993
Electrical Equipment - 2.6%
Acuity Brands, Inc. ^	20,700	916
AO Smith Corp. ^	2,400	139
Belden, Inc. ^	91,500	2,414
General Cable Corp. ‡^	26,050	706
GrafTech International, Ltd. ‡^	59,505	930
LaBarge, Inc. ‡^	49,363	617
Regal Beloit Corp. ^	600	35
Tecumseh Products Co. - Class A ‡^	4,200	48
Thomas & Betts Corp. ‡	10,300	423
Woodward Governor Co. ^	51,153	1,658
Electronic Equipment & Instruments - 2.1%
Anixter International, Inc. ‡^	2,400	130
Avnet, Inc. ‡	47,155	1,273
AVX Corp.	36,900	510
Benchmark Electronics, Inc. ‡^	6,700	110
Coherent, Inc. ‡	16,500	660
CTS Corp. ^	37,900	365
Insight Enterprises, Inc. ‡^	2,600	41
Measurement Specialties, Inc. ‡^	2,400	44
MTS Systems Corp. ^	26,400	818
Multi-Fineline Electronix, Inc. ‡^	33,588	739
Nam Tai Electronics, Inc. ‡	69,000	319
RadiSys Corp. ‡^	17,500	165
Tech Data Corp. ‡	11,500	463
Vishay Intertechnology, Inc. ‡^	58,700	568
Energy Equipment & Services - 2.8%
Bristow Group, Inc. ‡^	21,600	779
Carbo Ceramics, Inc. ^	11,380	922
Complete Production Services, Inc. ‡^	75,100	1,537
Dril-Quip, Inc. ‡	4,895	304
Hercules Offshore, Inc. ‡^	64,900	172
Lufkin Industries, Inc. ^	25,715	1,129
Natural Gas Services Group, Inc. ‡^	26,478	391
Oil States International, Inc. ‡	10,900	507
SEACOR Holdings, Inc. ‡^	18,000	1,533
T-3 Energy Services, Inc. ‡^	33,208	868
Unit Corp. ‡^	3,600	134
Food & Staples Retailing - 0.4%
Andersons, Inc. ^	1,300	49
Casey’s General Stores, Inc. ^	19,000	794
Nash Finch Co. ^	6,100	259
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Food & Staples Retailing (continued)
Susser Holdings Corp. ‡	1,800	$25
Food Products - 0.4%
China Marine Food Group, Ltd. ‡	9,100	48
Del Monte Foods Co. ^	3,100	41
Hain Celestial Group, Inc. ‡	1,800	43
John B. Sanfilippo & Son, Inc. ‡^	3,000	40
Lance, Inc. ^	48,400	1,030
Gas Utilities - 1.4%
Atmos Energy Corp. ^	31,400	917
Chesapeake Utilities Corp. ^	7,900	286
New Jersey Resources Corp. ^	18,372	721
Nicor, Inc. ^	18,300	839
Northwest Natural Gas Co. ^	8,400	399
Southwest Gas Corp. ^	8,500	286
WGL Holdings, Inc. ^	21,000	793
Health Care Equipment & Supplies - 4.3%
Cooper Cos., Inc. ^	1,800	83
CryoLife, Inc. ‡^	135,795	824
Cyberonics, Inc. ‡^	3,200	85
Haemonetics Corp. ‡^	8,100	474
Hill-Rom Holdings, Inc. ^	15,200	546
ICU Medical, Inc. ‡^	36,000	1,342
Insulet Corp. ‡^	96,718	1,368
Invacare Corp. ^	35,500	941
Matrixx Initiatives, Inc. ‡^	10,900	56
Nutraceutical International Corp. ‡^	2,400	38
NuVasive, Inc. ‡^	30,785	1,082
NxStage Medical, Inc. ‡^	88,346	1,687
Sirona Dental Systems, Inc. ‡^	600	22
SonoSite, Inc. ‡^	57,180	1,915
Spectranetics Corp. ‡^	210,874	1,143
STERIS Corp.	7,900	262
Wright Medical Group, Inc. ‡	70,549	1,017
Health Care Providers & Services - 1.9%
AMN Healthcare Services, Inc. ‡^	4,800	25
Amsurg Corp. - Class A ‡^	63,600	1,112
Corvel Corp. ‡^	24,200	1,027
Five Star Quality Care, Inc. ‡	47,200	238
Health Management Associates, Inc. - Class A ‡^	26,100	200
Healthspring, Inc. ‡^	20,600	532
HMS Holdings Corp. ‡^	22,230	1,310
Lincare Holdings, Inc. ^	17,000	427
Magellan Health Services, Inc. ‡^	4,800	227
PharMerica Corp. ‡^	20,000	191
U.S. Physical Therapy, Inc. ‡	5,500	92
Universal American Corp. ^	18,200	268
Hotels, Restaurants & Leisure - 2.7%
Bally Technologies, Inc. ‡^	21,100	737
BJ’s Restaurants, Inc. ‡^	26,158	737
CEC Entertainment, Inc. ‡^	31,300	1,075
Cheesecake Factory, Inc. ‡^	22,400	593
Chipotle Mexican Grill, Inc. ‡^	5,229	899
Choice Hotels International, Inc. ^	29,300	1,068
Isle of Capri Casinos, Inc. ‡^	9,100	65
O’Charley’s, Inc. ‡^	26,300	189
Panera Bread Co. - Class A ‡^	10,245	908
PF Chang’s China Bistro, Inc. ^	2,400	111
Red Lion Hotels Corp. ‡^	4,300	32
Ruby Tuesday, Inc. ‡^	50,800	603
Sonic Corp. ‡^	113,600	918
Household Durables - 1.8%
Beazer Homes USA, Inc. ‡^	27,800	115
Blyth, Inc. ^	9,700	400
Furniture Brands International, Inc. ‡^	52,000	280
Helen of Troy, Ltd. ‡^	65,900	1,666
Hooker Furniture Corp. ^	2,400	28
Hovnanian Enterprises, Inc. - Class A ‡^	10,900	43
Lifetime Brands, Inc. ‡	5,000	76
Meritage Homes Corp. ‡^	9,100	179
Ryland Group, Inc. ^	11,500	206
Standard Pacific Corp. ‡^	226,400	898
Tempur-Pedic International, Inc. ‡^	20,050	622
Tupperware Brands Corp.	21,015	961
Household Products - 0.2%
Central Garden & Pet Co. - Class A ‡^	50,200	520
Industrial Conglomerates - 0.8%
Carlisle Cos., Inc. ^	78,500	2,351
Standex International Corp. ^	1,800	44
Insurance - 4.6%
Alleghany Corp. ^	2,556	775
Allied World Assurance Co., Holdings, Ltd. ^	9,100	515
American Equity Investment Life Holding Co. ^	106,500	1,091
Amerisafe, Inc. ‡	45,500	854
Amtrust Financial Services, Inc. ^	8,900	129
Aspen Insurance Holdings, Ltd. ^	4,300	130
Assured Guaranty, Ltd. ^	51,100	874
Delphi Financial Group, Inc. - Class A ^	70,028	1,750
Employers Holdings, Inc. ^	3,600	57
Enstar Group, Ltd. ‡^	7,900	574
First Mercury Financial Corp. ^	6,100	61
FPIC Insurance Group, Inc. ‡^	5,900	207
Montpelier Re Holdings, Ltd. ^	71,400	1,237
National Financial Partners Corp. ‡	14,600	185
Phoenix Cos., Inc. ‡^	34,800	73
Platinum Underwriters Holdings, Ltd. ^	62,700	2,728
Reinsurance Group of America, Inc. - Class A	29,500	1,425
Unitrin, Inc. ^	12,100	295
Validus Holdings, Ltd. ^	26,218	691
Internet & Catalog Retail - 1.0%
NetFlix, Inc. ‡^	9,519	1,544
PetMed Express, Inc. ^	82,420	1,442
Internet Software & Services - 2.2%
comScore, Inc. ‡^	64,440	1,516
EarthLink, Inc. ^	128,900	1,172
J2 Global Communications, Inc. ‡^	48,710	1,159
Moduslink Global Solutions, Inc. ‡^	8,500	54
TheStreet.com, Inc. ^	13,300	37
Valueclick, Inc. ‡^	30,800	403
VistaPrint NV ‡^	30,100	1,163
Websense, Inc. ‡^	61,400	1,089
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

IT Services - 2.7%
Acxiom Corp. ‡^	20,700	$328
Agilysys, Inc. ‡^	14,600	95
Ciber, Inc. ‡^	9,300	28
CSG Systems International, Inc. ‡^	45,400	828
ManTech International Corp. - Class A ‡^	24,940	988
MAXIMUS, Inc.	40,900	2,518
VeriFone Holdings, Inc. ‡^	59,200	1,839
Virtusa Corp. ‡^	71,602	694
Wright Express Corp. ‡^	22,240	794
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. ‡^	22,400	230
Jakks Pacific, Inc. ‡^	49,000	864
Multimedia Games, Inc. ‡^	6,100	23
RC2 Corp. ‡^	8,200	172
Sturm Ruger & Co., Inc.	12,700	173
Life Sciences Tools & Services - 1.3%
Charles River Laboratories International, Inc. ‡	44,100	1,463
eResearchTechnology, Inc. ‡^	172,370	1,289
ICON PLC ADR ‡^	54,500	1,178
Machinery - 3.7%
Albany International Corp. - Class A ^	69,900	1,323
Altra Holdings, Inc. ‡^	9,100	134
Briggs & Stratton Corp. ^	7,900	150
Clarcor, Inc. ^	42,485	1,641
Crane Co. ^	9,700	368
EnPro Industries, Inc. ‡^	27,811	870
ESCO Technologies, Inc. ^	31,000	1,031
Greenbrier Cos., Inc. ‡^	9,100	142
Hardinge, Inc.	3,000	23
Kadant, Inc. ‡^	7,300	138
Miller Industries, Inc. ^	2,400	32
Mueller Industries, Inc. ^	56,200	1,489
Nacco Industries, Inc. - Class A	600	52
Oshkosh Corp. ‡^	17,600	484
Toro Co. ^	25,185	1,416
Wabtec Corp. ^	22,565	1,078
Watts Water Technologies, Inc. - Class A ^	21,800	742
Xerium Technologies, Inc. ‡^	2,400	32
Marine - 0.5%
Kirby Corp. ‡^	34,800	1,394
Media - 1.1%
AH Belo Corp ‡^	29,000	205
Arbitron, Inc.	62,000	1,734
Harte-Hanks, Inc. ^	12,300	144
Lee Enterprises, Inc. ‡^	9,700	26
Morningstar, Inc. ‡^	21,855	974
Valassis Communications, Inc. ‡	3,700	125
Metals & Mining - 0.7%
Amcol International Corp. ^	5,400	141
Haynes International, Inc. ^	3,000	105
Hecla Mining Co. ‡^	66,600	421
Worthington Industries, Inc. ^	87,065	1,309
Multiline Retail - 1.6%
99 Cents Only Stores ‡^	96,389	1,820
Big Lots, Inc. ‡^	53,993	1,795
Dillard’s, Inc. - Class A ^	34,500	816
Retail Ventures, Inc. ‡^	16,400	176
Stein Mart, Inc. ‡^	19,400	171
Tuesday Morning Corp. ‡^	19,500	93
Multi-Utilities - 0.1%
NorthWestern Corp. ^	13,900	396
Office Electronics - 0.4%
Zebra Technologies Corp. - Class A ‡	32,100	1,080
Oil, Gas & Consumable Fuels - 1.8%
Brigham Exploration Co. ‡	33,920	636
International Coal Group, Inc. ‡^	11,900	63
Penn Virginia Corp. ^	49,500	794
Petroleum Development Corp. ‡^	6,100	168
PetroQuest Energy, Inc. ‡^	72,100	439
SM Energy Co. ^	17,400	652
Stone Energy Corp. ‡^	27,200	401
W&T Offshore, Inc. ^	56,900	603
Whiting Petroleum Corp. ‡^	2,700	258
World Fuel Services Corp. ^	54,017	1,405
Paper & Forest Products - 1.0%
Buckeye Technologies, Inc.	35,100	516
Clearwater Paper Corp. ‡^	600	46
Deltic Timber Corp. ^	23,000	1,030
Domtar Corp. ^	13,300	859
KapStone Paper and Packaging Corp. ‡^	42,300	514
P.H. Glatfelter Co. ^	3,800	46
Personal Products - 0.7%
Herbalife, Ltd. ^	33,700	2,034
Pharmaceuticals - 2.4%
Auxilium Pharmaceuticals, Inc. ‡^	72,745	1,803
Inspire Pharmaceuticals, Inc. ‡^	334,249	1,989
Medicis Pharmaceutical Corp. - Class A ^	41,700	1,236
Par Pharmaceutical Cos., Inc. ‡^	9,700	282
Salix Pharmaceuticals, Ltd. ‡^	43,355	1,722
ViroPharma, Inc. ‡	4,300	64
Professional Services - 0.0%8
On Assignment, Inc. ‡^	5,500	29
SFN Group, Inc. ‡^	6,100	37
Real Estate Investment Trusts - 4.5%
American Campus Communities, Inc. ^	24,000	731
Ashford Hospitality Trust, Inc. ‡^	35,500	321
Associated Estates Realty Corp. ^	6,800	95
BRT Realty Trust ‡^	4,300	27
CapLease, Inc. ^	43,800	245
CBL & Associates Properties, Inc. ^	9,600	125
Colonial Properties Trust ^	87,100	1,409
DiamondRock Hospitality Co. ^	78,352	744
Education Realty Trust, Inc. ^	99,800	714
Equity One, Inc. ^	20,000	338
Extra Space Storage, Inc. ^	39,300	630
Felcor Lodging Trust, Inc. ‡^	122,300	563
First Potomac Realty Trust ^	8,700	131
Lasalle Hotel Properties ^	47,800	1,118
Lexington Realty Trust ^	59,300	425
Mack-Cali Realty Corp. ^	18,700	612
Mission West Properties, Inc. ^	19,100	129
Monmouth Real Estate Investment Corp. - Class A ^	10,500	82
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Real Estate Investment Trusts (continued)
National Health Investors, Inc. ^	29,000	$1,278
Newcastle Investment Corp. ‡	11,300	35
One Liberty Properties, Inc. ^	26,600	423
Parkway Properties, Inc. ^	20,000	296
Realty Income Corp. ^	12,800	432
Sun Communities, Inc. ^	14,600	448
Sunstone Hotel Investors, Inc. ‡	93,800	851
UMH Properties, Inc. ^	10,800	116
U-Store-It Trust ^	127,700	1,066
Winthrop Realty Trust ^	39,100	483
Road & Rail - 1.4%
Amerco, Inc. ‡^	12,700	1,009
Genesee & Wyoming, Inc. - Class A ‡^	36,100	1,567
Landstar System, Inc. ^	23,885	922
Ryder System, Inc. ^	10,900	466
Werner Enterprises, Inc. ^	5,600	115
Semiconductors & Semiconductor Equipment - 3.1%
Atheros Communications, Inc. ‡^	41,821	1,102
Cavium Networks, Inc. ‡	22,096	635
DSP Group, Inc. ‡^	6,700	47
Fairchild Semiconductor International, Inc. - Class A ‡^	22,200	209
Lattice Semiconductor Corp. ‡^	192,400	914
Mellanox Technologies, Ltd. ‡^	45,080	885
Micrel, Inc. ^	26,300	259
Microsemi Corp. ‡^	97,730	1,677
Photronics, Inc. ‡^	36,300	192
RF Micro Devices, Inc. ‡^	82,557	507
Skyworks Solutions, Inc. ‡^	88,480	1,831
Veeco Instruments, Inc. ‡^	31,927	1,113
Software - 2.8%
Ariba, Inc. ‡^	78,605	1,486
Epicor Software Corp. ‡^	10,500	91
Micros Systems, Inc. ‡^	22,255	942
Netscout Systems, Inc. ‡^	83,317	1,709
Nuance Communications, Inc. ‡^	46,880	733
Parametric Technology Corp. ‡^	41,460	810
Progress Software Corp. ‡^	37,430	1,239
Taleo Corp. - Class A ‡^	46,261	1,341
Specialty Retail - 5.1%
Borders Group, Inc. ‡^	33,200	40
Brown Shoe Co., Inc. ^	5,500	63
Casual Male Retail Group, Inc. ‡	7,300	30
Cato Corp. - Class A ^	132,484	3,545
Chico’s FAS, Inc. ^	111,995	1,178
Dress Barn, Inc. ‡^	48,400	1,150
DSW, Inc. - Class A ‡^	52,620	1,510
Finish Line, Inc. - Class A ^	25,400	353
hhgregg, Inc. ‡^	57,370	1,420
Hibbett Sports, Inc. ‡^	34,500	861
Jo-Ann Stores, Inc. ‡^	12,100	539
MarineMax, Inc. ‡^	35,100	247
Pier 1 Imports, Inc. ‡^	15,200	124
Sonic Automotive, Inc. - Class A ‡^	20,900	205
Stage Stores, Inc. ^	150,900	1,962
Tractor Supply Co. ^	31,054	1,232
Williams-Sonoma, Inc. ^	17,600	558
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. ‡^	29,987	1,498
Jones Apparel Group, Inc. ^	41,500	815
Liz Claiborne, Inc. ‡^	29,600	180
Oxford Industries, Inc. ^	8,500	202
Unifirst Corp. ^	9,900	437
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp. ^	3,600	49
Brookline Bancorp, Inc. ^	24,300	243
NewAlliance Bancshares, Inc. ^	68,000	858
Northwest Bancshares, Inc. ^	91,000	1,018
Provident Financial Services, Inc. ^	27,800	344
Provident New York Bancorp ^	8,400	70
Tobacco - 0.0%∞
Alliance One International, Inc. ‡^	34,000	141
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc. ^	33,850	1,036
GATX Corp. ^	43,100	1,264
Houston Wire & Cable Co.	4,200	42
United Rentals, Inc. ‡^	3,600	53
WESCO International, Inc. ‡^	12,700	499
Water Utilities - 0.0%∞
Consolidated Water Co., Ltd. ^	7,700	73
Wireless Telecommunication Services - 0.8%
Novatel Wireless, Inc. ‡^	11,600	91
Syniverse Holdings, Inc. ‡^	62,675	1,421
USA Mobility, Inc. ^	57,500	922

Total Common Stocks (cost $242,610)		294,193

INVESTMENT COMPANY - 0.2%
Diversified Financial Services - 0.2%
KKR Financial Holdings LLC	72,100	633
Total Investment Company (cost $222)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.13% ▲, 12/16/2010 δ	$310	310
Total Short-Term U.S. Government Obligation (cost $310)

	Shares	Value

WARRANT - 0.0%∞
Lantronix, Inc. ‡
Expiration: 02/09/2011
Exercise Price: $0.00	640	♦
Total Warrant (cost $-)
SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲	76,780,739	76,781
Total Securities Lending Collateral (cost $76,781)
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $3,212 on 10/01/2010. Collateralized by U.S. Government Obligations, 2.50%, due 04/30/2015, and with a total value of $3,287	$3,212	$3,212
Total Repurchase Agreement (cost $3,212)

Total Investment Securities (cost $323,135) #		375,129
Other Assets and Liabilities — Net		(76,021)

Net Assets		$299,108

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

Russell 2000 Mini Index	Long	20	12/17/2010	$52

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $74,785.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

δ	All or a portion of this security is segregated with the broker to cover margin requirements for open futures contracts. The value of this security at 09/30/2010 is $310.

♦	Value is less than $1.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $323,135. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $62,102 and $10,108, respectively. Net unrealized appreciation for tax purposes is $51,994.

Г	Contract amounts are not in thousands.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$290,457	$3,736	$—	$294,193
Investment Companies	633	—	—	633
Repurchase Agreement	—	3,212	—	3,212
Securities Lending Collateral	76,781	—	—	76,781
Short-Term U.S. Government Obligations	—	310	—	310
Warrants	—	♦	—	♦
Total	$367,871	$7,258	$—	$375,129

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Appreciation	$52	$—	$—	$52

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.0%
Aerospace & Defense - 1.7%
DigitalGlobe, Inc. ‡^	14,500	$441
Esterline Technologies Corp. ‡^	14,606	836
GeoEye, Inc. ‡^	12,215	494
LMI Aerospace, Inc. ‡^	25,639	408
Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings, Inc. ‡^	16,000	805
Hub Group, Inc. - Class A ‡	25,866	757
Airlines - 0.4%
AirTran Holdings, Inc. ‡^	74,800	550
Auto Components - 1.9%
Amerigon, Inc. ‡^	54,984	566
Drew Industries, Inc. ‡^	25,058	523
Harbin Electric, Inc. ‡^	26,493	474
Westport Innovations, Inc. ‡	33,789	594
Wonder Auto Technology, Inc. ‡^	34,032	290
Biotechnology - 0.7%
Onyx Pharmaceuticals, Inc. ‡^	32,200	849
Capital Markets - 1.0%
Grand Canyon Education, Inc. ‡^	27,100	594
Stifel Financial Corp. ‡^	14,700	681
Chemicals - 1.2%
Cabot Corp.	24,400	795
Solutia, Inc. ‡^	49,593	794
Commercial Banks - 0.7%
First Citizens BancShares, Inc. - Class A	3,130	580
Pinnacle Financial Partners, Inc. ‡^	27,600	254
Commercial Services & Supplies - 2.1%
Consolidated Graphics, Inc. ‡	19,800	821
Kforce, Inc. ‡^	44,277	607
Schawk, Inc. - Class A ^	24,600	454
Waste Connections, Inc. ‡^	21,067	836
Communications Equipment - 3.1%
Blue Coat Systems, Inc. ‡^	18,283	440
Emulex Corp. ‡	78,400	818
Finisar Corp. ‡	10,400	195
NICE Systems, Ltd. ADR ‡	32,163	1,007
Oplink Communications, Inc. ‡^	41,461	823
Plantronics, Inc. ^	18,600	628
Computers & Peripherals - 1.1%
Cray, Inc. ‡^	54,771	361
Hypercom Corp. ‡^	12,891	84
Isilon Systems, Inc. ‡^	10,800	241
STEC Inc. ‡^	54,200	675
Construction & Engineering - 0.5%
MasTec, Inc. ‡^	23,018	238
Orion Marine Group, Inc. ‡^	33,606	417
Containers & Packaging - 1.9%
Aptargroup, Inc. ^	15,800	722
Rock-Tenn Co. - Class A	17,800	886
Silgan Holdings, Inc. ^	24,700	783
Diversified Consumer Services - 2.0%
American Public Education, Inc. ‡^	20,633	678
ChinaCast Education Corp. ‡^	33,934	240
Coinstar, Inc. ‡^	9,900	426
Hillenbrand, Inc. ^	41,300	888
Princeton Review, Inc. ‡^	160,700	328
Diversified Financial Services - 1.8%
Cash America International, Inc. ^	23,796	832
Encore Capital Group, Inc. ‡^	41,009	739
First Cash Financial Services, Inc. ‡^	24,531	681
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc. ^	8,800	433
Electrical Equipment - 2.8%
AO Smith Corp.	12,800	741
Capstone Turbine Corp. ‡^	242,949	188
EnerSys ‡^	36,400	909
GrafTech International, Ltd. ‡^	52,800	825
II-VI, Inc. ‡^	23,380	873
Electronic Equipment & Instruments - 1.3%
Elster Group SE ADR ‡	3,800	52
Maxwell Technologies, Inc. ‡^	28,800	421
Measurement Specialties, Inc. ‡	10,755	199
Power-One, Inc. ‡^	85,800	780
Rofin-Sinar Technologies, Inc. ‡	6,268	159
Energy Equipment & Services - 3.3%
Complete Production Services, Inc. ‡^	38,600	790
Dawson Geophysical Co. ‡^	21,199	565
Key Energy Services, Inc. ‡^	40,616	386
Natural Gas Services Group, Inc. ‡^	22,908	338
Oil States International, Inc. ‡	14,900	694
OYO Geospace Corp. ‡^	12,800	741
Patterson-UTI Energy, Inc. ^	41,300	705
Food & Staples Retailing - 0.1%
QKL Stores, Inc. ‡^	33,901	163
Food Products - 1.3%
Calavo Growers, Inc. ^	17,647	383
SunOpta, Inc. ‡	65,800	401
TreeHouse Foods, Inc. ‡^	17,935	827
Health Care Equipment & Supplies - 6.5%
American Medical Systems Holdings, Inc. ‡^	39,105	766
Angiodynamics, Inc. ‡^	39,849	607
Atrion Corp. ^	3,212	506
Haemonetics Corp. ‡^	16,800	984
ICU Medical, Inc. ‡^	16,053	599
Immucor, Inc. ‡	39,300	779
Integra LifeSciences Holdings Corp. ‡^	20,543	811
Invacare Corp. ^	32,600	864
Natus Medical, Inc. ‡^	39,155	570
Sirona Dental Systems, Inc. ‡^	27,100	977
Synovis Life Technologies, Inc. ‡^	51,791	774
Health Care Providers & Services - 2.4%
Bio-Reference Labs, Inc. ‡^	30,336	632
Emergency Medical Services Corp. - Class A ‡^	7,700	410
Ensign Group, Inc. ^	24,600	442
Magellan Health Services, Inc. ‡^	10,200	482
RehabCare Group, Inc. ‡^	27,669	559
U.S. Physical Therapy, Inc. ‡	34,964	585
Health Care Technology - 0.5%
Omnicell, Inc. ‡^	30,285	396
SXC Health Solutions Corp. ‡	6,460	236
Hotels, Restaurants & Leisure - 2.7%
Bally Technologies, Inc. ‡^	15,600	545
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Hotels, Restaurants & Leisure (continued)
BJ’s Restaurants, Inc. ‡^	14,606	$411
Cheesecake Factory, Inc. ‡^	27,200	720
Domino’s Pizza, Inc. ‡^	61,400	812
Ruby Tuesday, Inc. ‡^	25,516	303
Texas Roadhouse, Inc. - Class A ‡^	50,900	716
Industrial Conglomerates - 0.1%
Raven Industries, Inc. ^	1,842	70
Internet & Catalog Retail - 1.4%
HSN, Inc. ‡^	26,400	790
Shutterfly, Inc. ‡^	17,700	460
US Auto Parts Network, Inc. ‡^	69,300	568
Internet Software & Services - 3.3%
GigaMedia, Ltd. ‡^	44,986	91
Infospace, Inc. ‡^	88,261	764
Liveperson, Inc. ‡^	72,114	606
NIC, Inc. ^	75,920	629
Radware, Ltd. ‡^	13,100	450
United Online, Inc. ^	66,400	380
Valueclick, Inc. ‡^	74,077	970
Zix Corp. ‡^	137,700	391
IT Services - 1.2%
CSG Systems International, Inc. ‡^	40,551	739
Wright Express Corp. ‡^	20,800	743
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc. ^	4,800	312
Life Sciences Tools & Services - 2.5%
Bruker Corp. ‡^	69,013	968
ICON PLC ADR ‡^	23,430	507
Nektar Therapeutics ‡^	66,444	981
Parexel International Corp. ‡^	32,200	745
Machinery - 2.9%
Briggs & Stratton Corp. ^	38,800	738
Columbus McKinnon Corp. ‡^	38,800	644
EnPro Industries, Inc. ‡^	26,413	826
Kennametal, Inc. ^	27,600	853
LB Foster Co. - Class A ‡^	4,300	124
Middleby Corp. ‡	7,200	456
Media - 1.5%
APAC Customer Services, Inc. ‡^	97,066	549
Dolan Co. ‡^	46,745	531
Valassis Communications, Inc. ‡^	23,500	797
Metals & Mining - 1.6%
AK Steel Holding Corp. ^	27,774	384
Stillwater Mining Co. ‡^	56,029	943
Thompson Creek Metals Co., Inc. ‡^	66,387	716
Multiline Retail - 0.7%
99 Cents Only Stores ‡^	45,752	864
Multi-Utilities - 0.4%
Avista Corp.	27,100	566
Oil, Gas & Consumable Fuels - 3.2%
Brigham Exploration Co. ‡^	28,800	540
Comstock Resources, Inc. ‡^	23,400	526
Georesources, Inc. ‡^	14,300	227
International Coal Group, Inc. ‡^	150,900	804
Magnum Hunter Resources Corp. ‡^	88,721	367
North American Energy Partners, Inc. ‡	63,191	515
Penn Virginia Corp. ^	32,300	518
Rex Energy Corp. ‡^	41,200	527
Paper & Forest Products - 0.7%
Buckeye Technologies, Inc. ^	56,744	835
Pharmaceuticals - 2.8%
Cardiome Pharma Corp. ‡	68,500	418
Impax Laboratories, Inc. ‡^	17,400	345
Medicis Pharmaceutical Corp. - Class A ^	24,400	723
Oculus Innovative Sciences, Inc. ‡^	46,309	72
Par Pharmaceutical Cos., Inc. ‡^	34,800	1,012
Salix Pharmaceuticals, Ltd. ‡^	25,900	1,029
Professional Services - 2.0%
Advisory Board Co. ‡^	14,200	627
FTI Consulting, Inc. ‡	21,300	739
Heidrick & Struggles International, Inc. ^	24,095	469
TrueBlue, Inc. ‡^	34,143	466
VSE Corp. ^	8,302	293
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA ‡	4,500	140
Road & Rail - 2.5%
Celadon Group, Inc. ‡	55,475	766
Marten Transport, Ltd. ^	26,513	615
Old Dominion Freight Line, Inc. ‡^	37,800	960
Werner Enterprises, Inc. ^	38,600	791
Semiconductors & Semiconductor Equipment - 2.9%
Atheros Communications, Inc. ‡	11,800	311
Fairchild Semiconductor International, Inc. - Class A ‡^	25,832	243
Microsemi Corp. ‡^	53,500	917
NVE Corp. ‡^	16,058	690
O2Micro International, Ltd. ADR ‡	47,600	291
PMC-Sierra, Inc. ‡^	87,300	643
Silicon Image, Inc. ‡	32,121	154
Zoran Corp. ‡^	58,267	445
Software - 9.0%
Ariba, Inc. ‡^	22,235	420
Clicksoftware Technologies, Ltd. ‡	113,163	741
Compuware Corp. ‡^	125,900	1,075
Interactive Intelligence, Inc. ‡^	41,840	736
JDA Software Group, Inc. ‡	24,952	633
Manhattan Associates, Inc. ‡^	26,200	769
NET 1 UEPS Technologies, Inc. ‡	31,114	360
Parametric Technology Corp. ‡	25,500	498
Progress Software Corp. ‡^	16,400	543
Quality Systems, Inc. ^	14,500	961
Quest Software, Inc. ‡^	37,556	924
Radiant Systems, Inc. ‡^	34,754	594
Smith Micro Software, Inc. ‡^	75,983	755
Solera Holdings, Inc.	17,900	790
TIBCO Software, Inc. ‡^	52,100	924
Tyler Technologies, Inc. ‡^	19,049	384
Ultimate Software Group, Inc. ‡^	14,700	568
Specialty Retail - 8.9%
Aaron’s, Inc. ^	33,604	620
Casual Male Retail Group, Inc. ‡	139,700	570
Dress Barn, Inc. ‡^	32,300	767
DSW, Inc. - Class A ‡^	15,800	453
Finish Line, Inc. - Class A ^	52,400	729
Genesco, Inc. ‡^	30,544	913
Gymboree Corp. ‡^	7,400	307
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail (continued)
hhgregg, Inc. ‡ ^	40,525	$1,003
Hibbett Sports, Inc. ‡ ^	27,886	696
Jo-Ann Stores, Inc. ‡ ^	18,004	802
JOS A. Bank Clothiers, Inc. ‡ ^	18,070	770
Monro Muffler Brake, Inc. ^	10,800	498
Penske Automotive Group, Inc. ‡ ^	49,124	648
PEP Boys-Manny Moe & Jack ^	102,300	1,083
Talbots, Inc. ‡	24,200	317
Ulta Salon Cosmetics & Fragrance, Inc. ‡ ^	23,503	686
Williams-Sonoma, Inc. ^	14,900	472
Textiles, Apparel & Luxury Goods - 5.1%
Carter’s, Inc. ‡ ^	30,700	808
Deckers Outdoor Corp. ‡ ^	18,400	919
Fossil, Inc. ‡ ^	9,300	500
Iconix Brand Group, Inc. ‡ ^	48,000	840
Jones Apparel Group, Inc. ^	44,999	884
Maidenform Brands, Inc. ‡ ^	30,700	886
Steven Madden, Ltd. ‡ ^	20,677	849
Warnaco Group, Inc. ‡ ^	15,775	807
Thrifts & Mortgage Finance - 0.7%
Provident Financial Services, Inc. ^	29,100	360
Washington Federal, Inc. ^	37,200	567
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc. ^	15,300	468
DXP Enterprises, Inc. ‡ ^	18,020	342
Wireless Telecommunication Services - 1.2%
Novatel Wireless, Inc. ‡ ^	115,300	909
Syniverse Holdings, Inc. ‡ ^	26,151	593

Total Common Stocks (cost $109,154)		125,106

WARRANT - 0.0%∞
Krispy Kreme Doughnuts, Inc. ‡
Expiration: 03/02/2012
Exercise Price: $12.21	141	♦
Total Warrant (cost $-)
SECURITIES LENDING COLLATERAL - 24.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲	31,624,934	31,625
Total Securities Lending Collateral (cost $31,625)

	Principal	Value

REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $4,009 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $4,090	$4,009	4,009

Total Repurchase Agreement (cost $4,009)
Total Investment Securities (cost $144,788) #		160,740
Other Assets and Liabilities - Net		(33,073)

Net Assets		$127,667

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $30,760.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

♦	Value is less than $1.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $144,788. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,279 and $4,327, respectively. Net unrealized appreciation for tax purposes is $15,952.
DEFINITION:
ADR            American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$122,118	$2,988	$—	$125,106
Repurchase Agreement	—	4,009	—	4,009
Securities Lending Collateral	31,625	—	—	31,625
Warrants	—	♦	—	♦

Total	$153,743	$6,997	$—	$160,740
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 2.6%
Germany - 2.6%
Volkswagen AG, 1.83 ▲	179,182	$21,625
Total Preferred Stock (cost $16,452)

COMMON STOCKS - 97.1%
Australia - 1.8%
BHP Billiton, Ltd.	401,901	15,115
Brazil - 5.0%
BM&FBovespa SA	1,400,300	11,711
Empresa Brasileira de Aeronautica SA ADR ^	277,400	7,875
Natura Cosmeticos SA	444,800	11,961
Petroleo Brasileiro SA ADR ^	282,110	10,232
Canada - 4.8%
Canadian National Railway Co.	243,450	15,569
Canadian Natural Resources, Ltd.	312,600	10,813
Potash Corp., of Saskatchewan, Inc.	52,500	7,562
Thomson Reuters Corp. ^	174,000	6,541
China - 8.4%
China Life Insurance Co., Ltd. - Class H	1,813,000	7,150
China Merchants Bank Co., Ltd. - Class H	6,207,095	16,000
CNOOC, Ltd.	10,913,770	21,184
Industrial & Commercial Bank of China - Class H	21,459,000	15,986
Sinopharm Group Co. - Class H	2,591,590	10,705
Denmark - 3.3%
Novo Nordisk A/S - Class B	213,364	21,173
Vestas Wind Systems A/S ‡ ^	178,853	6,740
France - 8.6%
Air Liquide SA	105,049	12,816
BNP Paribas	249,513	17,746
Lafarge SA ^	221,125	12,661
LVMH Moet Hennessy Louis Vuitton SA	153,133	22,461
Publicis Groupe SA ^	138,740	6,590
Germany - 5.3%
Deutsche Bank AG ^	171,100	9,364
Fresenius Medical Care AG & Co., KGaA	239,289	14,779
SAP AG	412,761	20,417
Guernsey, Channel Islands - 0.9%
Amdocs, Ltd. ‡	253,300	7,260
Hong Kong - 2.3%
Hong Kong Exchanges & Clearing, Ltd.	987,300	19,444
Israel - 2.7%
Teva Pharmaceutical Industries, Ltd. ADR	436,694	23,036
Italy - 1.1%
Intesa Sanpaolo SpA	2,870,756	9,324
Japan - 9.6%
Canon, Inc.	285,224	13,308
Dai-ichi Life Insurance Co., Ltd.	6,971	8,417
Fanuc, Ltd.	72,294	9,206
Komatsu, Ltd.	828,100	19,224
Mitsubishi UFJ Financial Group, Inc. ^	3,030,100	14,120
Toyota Motor Corp. ^	469,691	16,868
Korea, Republic of - 1.6%
Hyundai Motor Co.	97,930	13,140
Luxembourg - 1.0%
ArcelorMittal ^	255,300	8,409
Mexico - 2.4%
America Movil SAB de CV - Series L ADR	226,009	12,054
Southern Copper Corp.	237,400	8,337
Netherlands - 2.0%
ING Groep NV ‡	1,167,100	12,108
Koninklijke KPN NV	323,800	5,008
Spain - 1.8%
Telefonica SA	610,373	15,115
Sweden - 2.2%
Hennes & Mauritz AB - Class B	513,771	18,606
Switzerland - 6.4%
Julius Baer Group, Ltd.	230,196	8,379
Logitech International SA ‡ ^	416,187	7,251
Nestle SA	312,854	16,667
Novartis AG	375,071	21,509
Taiwan - 1.0%
High Tech Computer Corp.	389,224	8,833
Turkey - 1.2%
Turkiye Garanti Bankasi AS	1,731,400	10,054
United Kingdom - 17.4%
ARM Holdings PLC	1,316,243	8,109
BG Group PLC	607,886	10,681
British American Tobacco PLC	497,273	18,549
British Sky Broadcasting Group PLC	718,919	7,968
Cairn Energy PLC ‡	811,621	5,783
Kingfisher PLC	3,526,710	12,975
Pearson PLC	526,437	8,149
Reckitt Benckiser Group PLC	294,191	16,180
SABMiller PLC	361,156	11,548
Smith & Nephew PLC	851,541	7,765
Standard Chartered PLC	665,855	19,100
Tesco PLC	2,907,857	19,368
United States - 6.3%
Carnival PLC	474,698	18,657
Covidien PLC	216,500	8,701
Schlumberger, Ltd.	212,300	13,080
Wal-Mart de Mexico SAB de CV - Series V	5,120,400	12,881

Total Common Stocks (cost $640,057)		818,322

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲	48,463,013	48,463

Total Securities Lending Collateral (cost $48,463)
Total Investment Securities (cost $704,972) #		888,410
Other Assets and Liabilities - Net		(46,280)

Net Assets		$842,130

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	11.4%	$102,330
Pharmaceuticals	8.6	76,423
Oil, Gas & Consumable Fuels	6.7	58,693
Automobiles	5.8	51,633
Diversified Financial Services	4.8	43,263
Food & Staples Retailing	3.7	32,249
Metals & Mining	3.6	31,861
Specialty Retail	3.5	31,581
Media	3.2	29,248
Machinery	3.2	28,430
Software	3.0	27,677
Textiles, Apparel & Luxury Goods	2.6	22,461
Chemicals	2.3	20,378
Diversified Telecommunication Services	2.3	20,123
Hotels, Restaurants & Leisure	2.1	18,657
Tobacco	2.1	18,549
Capital Markets	2.0	17,743
Food Products	1.9	16,667
Health Care Equipment & Supplies	1.9	16,466
Household Products	1.8	16,180
Computers & Peripherals	1.8	16,084
Road & Rail	1.8	15,569
Insurance	1.7	15,567
Health Care Providers & Services	1.7	14,779
Office Electronics	1.5	13,308
Energy Equipment & Services	1.5	13,080
Construction Materials	1.4	12,661
Wireless Telecommunication Services	1.4	12,054
Personal Products	1.3	11,961
Beverages	1.3	11,548
Semiconductors & Semiconductor Equipment	0.9	8,109
Aerospace & Defense	0.9	7,875
Electrical Equipment	0.8	6,740

Investment Securities, at Value	94.5	839,947
Short-Term Investments	5.5	48,463

Total Investments	100.0%	$888,410

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	(32,992)	01/25/2011	$(42,429)	$(2,504)
Euro	32,991	01/25/2011	44,870	63
Mexican Peso	(295,799)	11/30/2010	(22,322)	(1,024)
Mexican Peso	32,836	11/30/2010	2,504	88
Pound Sterling	(10,322)	11/18/2010	(14,903)	(1,305)
Pound Sterling	(11,829)	11/18/2010	(17,196)	(1,380)
Pound Sterling	22,151	11/18/2010	34,149	635

				$(5,427)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $46,170.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $704,972. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $207,926 and $24,488, respectively. Net unrealized appreciation for tax purposes is $183,438.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
DEFINITION:
ADR    American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$155,974	$662,348	$—	$818,322
Preferred Stocks	—	21,625	—	21,625
Securities Lending Collateral	48,463	—	—	48,463
Total	$204,437	$683,973	$—	$888,410

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$786	$—	$786
Forward Foreign Currency Contracts - Depreciation	—	(6,213)	—	(6,213)
Total	$—	($5,427)	$—	($5,427)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2010 Form N-Q

Notes to Schedules of Investments At September 30, 2010

(unaudited)
Transamerica Partners Portfolios is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by Transamerica Partners Portfolios (each a “Portfolio”; collectively, the “Portfolios”).
Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Portfolios’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Partners Money Market Portfolio (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at September 30, 2010 are listed in the Schedules of Investments.
Option and swaption contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.
The Portfolios write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they invest. When a Portfolio writes a covered call or put option/swaption, an amount equal to the premium received by a Portfolio. Options are marked-to-market daily to reflect the current value of the option/swaption written.
The portfolios purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays a premium, which is an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.
The underlying face amounts of open option and swaption contracts at September 30, 2010 are listed in the Schedules of Investments.
Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contracts. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The underlying face amounts of open futures at September 30, 2010 are listed in the Schedules of Investments.

Transamerica Partners Portfolios	September 30, 2010 Form NQ

Notes to Schedules of Investments (continued) At September 30, 2010

(unaudited)
Swap agreements: Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Certain Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments.
Short sales: A short sale is a transaction in which a Portfolio, with the exception of the Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that are subject to the asset coverage requirements of the 1940 Act. The Portfolios incur a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Portfolios must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.
The Portfolios investing in short sales are liable for any income payable on securities while those securities are in a short position and also bear other costs, such as charges for the prime brokerage accounts, in connection with their short positions.

Transamerica Partners Portfolios	September 30, 2010 Form NQ

Notes to Schedules of Investments (continued) At September 30, 2010

(unaudited)
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Portfolios have direct recourse against the corporate borrowers, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Portfolios held no unsecured loan participations at September 30, 2010.
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amounts are adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at September 30, 2010 are listed in the Schedules of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.
The PIKs at September 30, 2010 are listed in the Schedules of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.
The value of loaned securities and related collateral outstanding at September 30, 2010 are shown in the Schedules of Investments.
Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Transamerica Partners Portfolios	Semi-Annual Report 2010

Notes to Schedules of Investments (continued) At September 30, 2010

(unaudited)
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations associated with its mortgage-backed securities, including its guaranty obligations. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Security valuations: All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical securities.
Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs, to the extent that relevant observable inputs are not available, representing each Portfolio’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Partners Portfolios	September 30, 2010 Form NQ

Notes to Schedules of Investments (continued) At September 30, 2010

(unaudited)
Fair value measurements: (continued)
Investment company: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Portfolios’ investments at September 30, 2010, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of each Portfolio’s Schedule of Investments.

Transamerica Partners Portfolios	September 30, 2010 Form NQ

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Portfolios
(Registrant)

By:	/s/ John K. Carter Chief Executive Officer
Date: November 24, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter Chief Executive Officer
Date:	November 24, 2010

By:	/s/ Robert A. DeVault, Jr. Principal Financial Officer
Date:	November 24, 2010